                          [WILSHIRE TARGET FUNDS LOGO]

                                 ANNUAL REPORT

                         LARGE COMPANY GROWTH PORTFOLIO

                         LARGE COMPANY VALUE PORTFOLIO

                         SMALL COMPANY GROWTH PORTFOLIO

                         SMALL COMPANY VALUE PORTFOLIO

                         WILSHIRE 5000 INDEX PORTFOLIO

                                AUGUST 31, 1999
                                 -------------

                                www.wilfunds.com

                          WILSHIRE TARGET FUNDS, INC.



Shareholder Letter..........................................      1
Large Company Growth Portfolio:
    Fund Commentary.........................................      3
Large Company Value Portfolio:
    Fund Commentary.........................................      6
Small Company Growth Portfolio:
    Fund Commentary.........................................      9
Small Company Value Portfolio:
    Fund Commentary.........................................     12
Wilshire 5000 Index Portfolio:
    Fund Commentary.........................................     15

Statements of Investments:
    Large Company Growth Portfolio..........................     17
    Large Company Value Portfolio...........................     21
    Small Company Growth Portfolio..........................     25
    Small Company Value Portfolio...........................     29
    Wilshire 5000 Index Portfolio...........................     33

Statements of Assets and Liabilities........................     67
Statements of Operations....................................     69
Statements of Changes in Net Assets.........................     70

Financial Highlights:
    Large Company Growth Portfolio..........................     74
    Large Company Value Portfolio...........................     76
    Small Company Growth Portfolio..........................     78
    Small Company Value Portfolio...........................     80
    Wilshire 5000 Index Portfolio...........................     82
Notes to Financial Statements...............................     84


             ------------------------------------------------------


This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio. Its use in connection with any offering of a Portfolio's shares is authorized only if accompanied or preceded by the Portfolio's current prospectus.



  Wilshire Target Funds, Inc. are distributed by First Data Distributors, Inc.

Dear Shareholder,


We are pleased to present our annual report to all shareholders of the Wilshire Target Funds, Inc. (the "Fund"). This report covers the seven month period ended August 31, 1999 for the Wilshire 5000 Index Portfolio, and the twelve month period ended August 31, 1999 for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio. Each Portfolio offers two classes of shares - Investment Class shares and Institutional Class shares. Performance figures for such classes of each Portfolio are contained in the following pages.


BROAD MARKET EXPOSURE THROUGH THE WILSHIRE 5000 INDEX PORTFOLIO


This past fiscal year saw the launch of the new Wilshire 5000 Index Portfolio which experienced a rapid growth in assets since its launch on February 1, 1999. As of August 31, 1999, the Wilshire 5000 Index Portfolio had surpassed the $100 million mark demonstrating a strong trend with investors seeking broad U.S. market exposure in their investment portfolios. The Wilshire 5000 Index is considered the best representation of the entire market, measuring the performance of all U.S. domiciled stocks traded on the NYSE, the AMEX, and NASDAQ with readily available price information. The Index currently includes approximately 7,000 stocks. Thus unlike the S&P 500 Index, the Wilshire 5000 Index includes small and mid-cap stocks as well as large cap stocks which provides a more comprehensive profile for the market as a whole.


THE STYLE APPROACH


The Fund also offers focused exposure to the four principal components of the equity market represented by the Large Company Growth, Large Company Value, Small Company Growth, and Small Company Value Portfolios.



Investors target different fundamental characteristics when choosing to pursue a style approach. Consequently, each Portfolio owns only securities which correspond with the characteristics most commonly associated with that style. Generally, the Growth Portfolios focus on companies whose financial characteristics include above average earnings growth, sales growth, and return on equity. Conversely, the Value Portfolios seek companies with above average earnings yield, dividend yield, and book-to-price ratios. Stocks are purchased only if they meet the specific growth or value criteria defined for each Portfolio.



Changes are made over time which insure that the Portfolios keep their proper focus toward that style. Stocks are sold if their size clashes with the Portfolio's objective or if their financial condition changes to the point where they can no longer be considered either growth or value. As all investors know, value stocks do not stay value stocks forever. Once a security makes a strong relative advance, it can no longer be as attractive as it was before the move. As a result, the Portfolios require constant vigilance and monitoring. Whether the focus is growth, value, large or small, we see it as a top priority to be sure each Portfolio always includes the most attractive list of names for that style given that valuations are constantly changing.



The Fund allows the investor to select the style and size segment which best fits his or her investment objective with the assurance that the Portfolio selected will remain focused on the stated style.

MARKET ENVIRONMENT


The equity markets have continued to generate positive returns for investors over the period, and since our management approach entails maintaining a fully invested posture at all times, investors have received full benefit of the market advance. While both large and small capitalization stocks enjoyed positive returns over the twelve month period ending August 31, 1999, we saw a continuation of the trend where large company growth stocks showed the strongest gains, and growth dominated value in both size categories. The Wilshire 5000 Index rose 38.87% for the twelve months ended August 31, 1999. Large companies, as measured by the Standard & Poors 500 Composite Stock Price Index, rose 39.91%, while small companies, as measured by the Wilshire Next 1750 Index, rose 30.59% during this time period.


We believe that for individuals as well as for large corporate pension plans, the decision as to what percentage of investment assets should be allocated to equities is a strategic decision, based on a long-term view of the capital markets as well as the individual's/corporation's risk tolerance. By providing funds which are always fully invested, we allow our shareholders to efficiently implement these decisions.


We would also like to encourage all shareholders to visit us on the web at www.wilfunds.com. In addition to finding daily NAV's and quarterly fact sheets on all our Portfolios, you can download a prospectus and application right off the web.


Sincerely,

[THOMAS D. STEVENS SIGNATURE]

Thomas D. Stevens
President and Chairman of the Board

   LARGE COMPANY GROWTH PORTFOLIO
   FUND COMMENTARY

(Sidebar)                   PORTFOLIO INFORMATION(1)
                            (As of August 31, 1999)



AVERAGE 5-YEAR SALES GROWTH ........................................  20.3%


AVERAGE 5-YEAR EARNINGS GROWTH .....................................  16.5%


AVERAGE 5-YEAR RETURN ON EQUITY ....................................  27.5%


AVERAGE MARKET CAPITALIZATION ................................... $152.0 BILLION



1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE 5-YEAR NUMBERS ARE CALCULATED
  BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED AUGUST 31, 1999 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF AUGUST 31, 1999 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

(END SIDEBAR)


                       For the twelve month period ended August 31, 1999, the Portfolio's Investment Class Shares returned 48.46% and Institutional Class Shares returned 48.81%. During the twelve month period, Large Growth outperformed all other segments of the market by a large margin with all sectors bringing in positive returns. The largest ten holdings in the Portfolio had strong returns for the period with the exception of the Coca-Cola Company which has been mired with the recent European product withdrawal and the retail pricing environment in North America.



                       The Technology sector, which made up over 36% of the Portfolio as of August 31st, did extremely well with a total return over the period of 114%. The top five Technology positions in the Portfolio, Microsoft Corporation, Intel Corporation, Cisco Systems, Inc., Dell Computer Corporation, and Hewlett-Packard Company, all returned near or above the 100% mark. Other notable high performers that boosted returns for the Portfolio were Sun Microsystems, Inc., up 301% and EMC Corporation, up 169%. Pharmaceutical companies in the Consumer Non-Durables sector, the second most heavily weighted sector in this Portfolio, including Merck & Company, Inc., Pfizer, Inc., Bristol-Myers Squibb Company and Johnson & Johnson, also posted strong gains in the Portfolio returning 18%, 23%, 37%, and 50%, respectively, during the twelve months ended August 31, 1999.



                       The Large Company Growth Portfolio is comprised of companies which have above average earnings and sales growth histories and fit a classic high quality growth profile. It is typical to find securities in this Portfolio that have enjoyed long and successful growth trends. In addition, these companies typically have higher than average returns on equity or levels of profitability.

   LARGE COMPANY GROWTH PORTFOLIO
   FUND COMMENTARY - (Continued)


                                        INVESTMENT CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*



      ONE YEAR ENDED 8/31/99......................................       48.46%
      FIVE YEARS ENDED 8/31/99....................................       28.62%+
      INCEPTION (9/30/92) THROUGH 8/31/99.........................       21.45%+



                                      INSTITUTIONAL CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*



      ONE YEAR ENDED 8/31/99......................................       48.81%
      INCEPTION (7/15/96) THROUGH 8/31/99.........................       33.77%+



                           *   ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

                           +   DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR
                               REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL
                               RETURNS WOULD HAVE BEEN LOWER.



                                     PORTFOLIO SECTOR WEIGHTING**
                                        (As of August 31, 1999)


                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

CONSUMER NON-DURABLES  37.2%
TECHNOLOGY             36.3%
CAPITAL GOODS           9.4%
FINANCE                 6.8%
UTILITIES               4.3%
MATERIALS & SERVICES    3.1%
ENERGY                  1.6%
CONSUMER DURABLES       0.8%
TRANSPORTATION          0.5%


                       **  Based on percent of Portfolio's total market value.

   LARGE COMPANY GROWTH PORTFOLIO
   FUND COMMENTARY - (Continued)


                                        COMPARATIVE PERFORMANCE
                        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                                               SHARES OF
                         LARGE COMPANY GROWTH PORTFOLIO AND THE WILSHIRE 5000
                                                 INDEX


                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

         LARGE COMPANY GROWTH PORTFOLIO INVESTMENT CLASS SHARES  WILSHIRE 5000 INDEX
9/30/92                                                  10,000               10,000
8/31/93                                                  10,245               11,704
8/31/94                                                  10,893               12,264
8/31/95                                                  14,491               14,958
8/31/96                                                  17,665               17,532
8/31/97                                                  24,889               24,066
8/31/98                                                  27,777               24,712
8/31/99                                                  41,241               34,317

                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

         LARGE COMPANY GROWTH INSTITUTIONAL CLASS SHARES  WILSHIRE 5000 INDEX
7/15/96                                           10,000               10,000
8/31/96                                           10,591               10,468
8/31/97                                           14,942               14,369
8/31/98                                           16,701               14,755
8/31/99                                           24,850               20,490


                       PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

   LARGE COMPANY VALUE PORTFOLIO
   FUND COMMENTARY

(Sidebar)                   PORTFOLIO INFORMATION(1)
                            (As of August 31, 1999)



DIVIDEND YIELD(2) .................................................    2.7%


AVERAGE PRICE/BOOK RATIO .........................................    2.8


AVERAGE PRICE/EARNINGS RATIO .....................................   16.4


AVERAGE MARKET CAPITALIZATION .................................... $30.0 BILLION



1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE BOOK/PRICE RATIO IS
  CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.


2 THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OF THE PORTFOLIO ITSELF.

(END SIDEBAR)


                       For the twelve month period ended August 31, 1999, the Portfolio's Investment Class Shares returned 18.78% and Institutional Class Shares returned 19.05%. The Large Company Value Portfolio continued to underperform its Large Growth counterpart even though most sectors brought in positive returns. The one exception was the Consumer Non-Durables sector with retail stocks being the hardest hit. Albertson's, Inc. was down 3.98%, Sears, Roebuck & Company was down 13.36%, Penney (J.C.) Company was down 23.23%, and Rite Aid Corporation also finished down at 47.09%.



                       Finance was the most heavily weighted sector in this Portfolio over the period with a 36% weighting as of August 31, 1999. Although ending up 12.43% for the twelve-month period as a whole, stocks within Finance were mixed: Bank of America Corporation (weight 6.5% as of August 31, 1999) gained 8.11%, Chase Manhattan Corporation (weight 4.4%) gained 63.13%, and Merrill Lynch & Company, Inc. (weight 1.7%) gained 60.71% whereas First Union Corporation (weight 2.5%) fell 10.53% and Allstate Corporation (weight 1.62%) fell 11.15% over the year. The Energy sector, a poor performer in the past, had many bright spots making significant contributions to the Portfolio. Mobil Corporation, Chevron Corporation, and Enron Corporation, which combined made up over 10.5% of the Portfolio as of August 31, 1999 returned 51.93%, 28.23%, and 58.90%, respectively, during the twelve months ended August 31, 1999.


                       Fundamentals that are used for selection of stocks in this Portfolio are price to earnings ratio, price to book ratio and dividend yield. A high quality profile is required which eliminates companies which are undergoing adverse financial pressures. Companies are monitored using a variety of relative value criteria, the goal being to capture the most attractive value opportunities available. Buy and sell decisions are based on the relative evaluation of fundamentals. As a

   LARGE COMPANY VALUE PORTFOLIO
   FUND COMMENTARY - (Continued)
                       security's valuation improves or deteriorates relative to other large cap securities, it will be bought or sold.

   LARGE COMPANY VALUE PORTFOLIO
   FUND COMMENTARY - (Continued)


                                        INVESTMENT CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*



      ONE YEAR ENDED 8/31/99......................................       18.78%
      FIVE YEARS ENDED 8/31/99....................................       17.71%+
      INCEPTION (9/30/92) THROUGH 8/31/99.........................       15.30%+



                                      INSTITUTIONAL CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*



      ONE YEAR ENDED 8/31/99......................................       19.05%
      INCEPTION (7/15/96) THROUGH 8/31/99.........................       18.02%+



                           *   ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

                           +   DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR
                               REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL
                               RETURNS WOULD HAVE BEEN LOWER.



                                     PORTFOLIO SECTOR WEIGHTING**
                                        (As of August 31, 1999)


                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

FINANCE                36.3%
ENERGY                 13.2%
UTILITIES              12.8%
MATERIALS & SERVICES   10.0%
CONSUMER NON-DURABLES   9.3%
CONSUMER DURABLES       8.5%
TECHNOLOGY              4.6%
CAPITAL GOODS           3.5%
TRANSPORTATION          1.8%


                       **  Based on percent of Portfolio's total market value.

   LARGE COMPANY VALUE PORTFOLIO
   FUND COMMENTARY - (Continued)


                                        COMPARATIVE PERFORMANCE
                        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                                               SHARES OF
                       LARGE COMPANY VALUE PORTFOLIO AND THE WILSHIRE 5000 INDEX


                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

           LARGE COMPANY VALUE PORTFOLIO INVESTMENT CLASS SHARES  WILSHIRE 5000 INDEX
9/30/1992                                                 10,000               10,000
8/31/1993                                                 12,292               11,704
8/31/1994                                                 11,850               12,264
8/31/1995                                                 14,097               14,958
8/31/1996                                                 16,568               17,532
8/31/1997                                                 22,246               24,066
8/31/1998                                                 22,544               24,712
8/31/1999                                                 26,776               34,317

                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

           LARGE COMPANY VALUE INSTITUTIONAL CLASS SHARES  WILSHIRE 5000 INDEX
7/15/1996                                          10,000               10,000
8/31/1996                                          10,355               10,468
8/31/1997                                          13,905               14,369
8/31/1998                                          14,111               14,755
8/31/1999                                          16,796               20,490


                       PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

   SMALL COMPANY GROWTH PORTFOLIO
   FUND COMMENTARY

(Sidebar)                   PORTFOLIO INFORMATION(1)
                            (As of August 31, 1999)



AVERAGE 5-YEAR SALES GROWTH .......................................   31.4%


AVERAGE 5-YEAR EARNINGS GROWTH ....................................   16.7%


AVERAGE 5-YEAR RETURN ON EQUITY ...................................   19.5%


AVERAGE MARKET CAPITALIZATION ...................................   $1.1 BILLION



1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE 5-YEAR NUMBERS ARE CALCULATED
  BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED AUGUST 31, 1999 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF AUGUST 31, 1999 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

(END SIDEBAR)


                       For the twelve month period ended August 31, 1999, the Portfolio's Investment Class Shares returned 20.79% and Institutional Class Shares returned 21.04%. Small growth stocks generally fared much better this year compared to the same period one year ago when the Portfolio was down 26.01%. The traditional growth sectors, Consumer Non-Durables, Materials & Services, and Technology, together comprised over 68% of the Portfolio as of August 31, 1999. All three sectors performed well with particular highlights among the business services holdings in the Materials & Services sector, CDW Computer Centers, Inc. was up 130.52%, Sapient Corporation was up 113.92%, and QRS Corporation was up 166.13% during the period.



                       The Technology sector also had some strong performers that bolstered the overall performance for the Portfolio. Veritas Software, held by the Portfolio for the first half of 1999, returned 58.39% during the period, while Gentex Corporation and Scientific Atlanta in the Electronics category returned 142.16% and 103.89%, respectively.


                       For investment decisions, the Small Company Growth Portfolio uses the same fundamental criteria as its large cap partner, although with less emphasis on a long history of established growth. Specifically, the Portfolio's investment adviser seeks to identify high quality growth companies by focusing on earnings and sales growth as well as dividend payout and return on equity. By focusing on earnings and return on equity in the small cap arena, the Portfolio seeks to invest in growth companies with a proven track record.

   SMALL COMPANY GROWTH PORTFOLIO
   FUND COMMENTARY - (Continued)


                                        INVESTMENT CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*



      ONE YEAR ENDED 8/31/99......................................       20.79%
      FIVE YEARS ENDED 8/31/99....................................        8.27%
      INCEPTION (10/1/92) THROUGH 8/31/99.........................       10.63%



                                      INSTITUTIONAL CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*



      ONE YEAR ENDED 8/31/99......................................       21.04%
      INCEPTION (7/15/96) THROUGH 8/31/99.........................        4.56%



                           *   ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
                               DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR
                               REIMBURSED. FOR THE YEAR ENDED AUGUST 31, 1999, FEES AND
                               EXPENSES TOTALING 0.15% PER SHARE WERE WAIVED OR REIMBURSED.
                               WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD
                               HAVE BEEN LOWER.



                                     PORTFOLIO SECTOR WEIGHTING**
                                        (As of August 31, 1999)


                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

MATERIALS & SERVICES   27.3%
CONSUMER NON-DURABLES  22.9%
TECHNOLOGY             18.0%
CAPITAL GOODS          10.9%
FINANCE                 8.1%
CONSUMER DURABLES       6.2%
TRANSPORTATION          5.1%
ENERGY                  1.3%
UTILITIES               0.2%


                       **  Based on percent of Portfolio's total market value.

   SMALL COMPANY GROWTH PORTFOLIO
   FUND COMMENTARY - (Continued)


                                        COMPARATIVE PERFORMANCE
                        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                                               SHARES OF
                         SMALL COMPANY GROWTH PORTFOLIO AND THE WILSHIRE 5000
                                                 INDEX


                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

         WILSHIRE 5000 INDEX  SMALL COMPANY GROWTH PORTFOLIO INVESTMENT CLASS SHARES
9/30/92               10,000                                                  10,000
8/31/93               11,704                                                  12,850
8/31/94               12,264                                                  13,516
8/31/95               14,958                                                  16,632
8/31/96               17,532                                                  19,543
8/31/97               24,066                                                  22,506
8/31/98               24,712                                                  16,651
8/31/99               34,317                                                  20,114

                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

                              SMALL COMPANY GROWTH PORTFOLIO
         Wilshire 5000 Index      Institutional Class Shares
7/15/96               10,000                          10,000
8/31/96               10,468                          11,141
8/31/97               14,369                          12,828
8/31/98               14,755                           9,499
8/31/99               20,490                          11,497


                       PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

   SMALL COMPANY VALUE PORTFOLIO
   FUND COMMENTARY

(Sidebar)                   PORTFOLIO INFORMATION(1)
                            (As of August 31, 1999)



DIVIDEND YIELD(2) .................................................    2.8%


AVERAGE PRICE/BOOK RATIO .........................................    2.0


AVERAGE PRICE/EARNINGS RATIO .....................................   12.7


AVERAGE MARKET CAPITALIZATION ...................................   $0.9 BILLION



1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE BOOK/PRICE RATIO IS
  CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.


2 THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OF THE PORTFOLIO ITSELF.

(END SIDEBAR)

                       For the twelve month period ended August 31, 1999, the Portfolio's Investment Class Shares returned 6.20% and Institutional Class Shares returned 6.43%. As was the case with the large cap portfolios, the Small Company Value Portfolio underperformed its Small Growth counterpart with performance in the first quarter of 1999 and the last two months of the review period bringing performance down for the period.


                       There are few highlights for the Small Company Value Portfolio during the twelve months ended August 31, 1999. The Transportation sector did climb 32.62% during the period, but a relatively light weighting of 5.4% kept the impact on performance minimal. One Transportation stock in particular did very well. USFreightways Corp., which made up almost 1% of the Portfolio, returned 118.93% during the period. Materials & Services, the Portfolio's most heavily weighted sector at 21.7% on August 31, 1999, also had a strong performer with Pentair, Inc., a paper and forest products company, which returned 65.72% during the period. Its heavy weighting of 1.4%, relative to all other securities in the Portfolio, helped contribute to the Portfolio's positive return. The Materials & Services sector was negative overall, falling 0.94% over the period.



                       The Small Company Value Portfolio continues to invest in stocks clearly associated with a value orientation. These sectors typically include companies which are undervalued relative to their earnings and book value. They also have a relatively high dividend yield, which means simply that their price is lower relative to the size of the dividend. Dividend yields among small companies are on average less than those for large companies. Demand for value stocks is driven by two types of investors - those investors seeking higher current income coming from the dividend and those who feel the stock is undervalued relative to its earnings potential. The Portfolio buys those stocks which exhibit both of these characteristics. When demand is low for these types of securities prices are slow to rise. Low demand is typically a function of investor sentiment, meaning that when investors feel like their current holdings become overvalued they sell them and look for better deals.

   SMALL COMPANY VALUE PORTFOLIO
   FUND COMMENTARY - (Continued)


                                        INVESTMENT CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*



      ONE YEAR ENDED 8/31/99......................................        6.20%
      FIVE YEARS ENDED 8/31/99....................................        9.77%
      INCEPTION (9/30/92) THROUGH 8/31/99.........................        9.79%



                                      INSTITUTIONAL CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*



      ONE YEAR ENDED 8/31/99......................................        6.43%
      INCEPTION (7/15/96) THROUGH 8/31/99.........................        9.78%



                           *   ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
                               DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR
                               REIMBURSED. FOR THE YEAR ENDED AUGUST 31, 1999, FEES AND
                               EXPENSES TOTALING 0.15% PER SHARE WERE WAIVED OR REIMBURSED.
                               WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD
                               HAVE BEEN LOWER.



                                     PORTFOLIO SECTOR WEIGHTING**
                                        (As of August 31, 1999)


                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

MATERIALS & SERVICES   21.7%
Finance                18.4%
Consumer Non-Durables  15.3%
Utilities              13.6%
Capital Goods          10.9%
Consumer Durables       8.5%
Transportation          5.4%
Energy                  5.1%
Technology             11.2%


                       **  Based on percent of Portfolio's total market value.

   SMALL COMPANY VALUE PORTFOLIO
   FUND COMMENTARY - (Continued)


                                        COMPARATIVE PERFORMANCE
                        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                                               SHARES OF
                       SMALL COMPANY VALUE PORTFOLIO AND THE WILSHIRE 5000 INDEX


                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

         WILSHIRE 5000 INDEX  SMALL COMPANY VALUE PORTFOLIO INVESTMENT CLASS SHARES
9/30/92               10,000                                                 10,000
8/31/93               11,704                                                 11,974
8/31/94               12,264                                                 11,972
8/31/95               14,958                                                 13,391
8/31/96               17,532                                                 14,735
8/31/97               24,066                                                 19,706
8/31/98               24,712                                                 17,975
8/31/99               34,317                                                 19,841

                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

         WILSHIRE 5000 INDEX  SMALL COMPANY VALUE INSTITUTIONAL CLASS SHARES
7/15/96               10,000                                          10,000
8/31/96               10,468                                          10,304
8/31/97               14,369                                          13,781
8/31/98               14,755                                          12,578
8/31/99               20,490                                          13,389


                       PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

   WILSHIRE 5000 INDEX PORTFOLIO
   FUND COMMENTARY

(Sidebar)                   PORTFOLIO INFORMATION(1)
                            (As of August 31, 1999)



DIVIDEND YIELD(2) ..................................................   1.2%


AVERAGE PRICE/EARNINGS RATIO .....................................   30.6


AVERAGE 5-YEAR EARNINGS GROWTH ....................................   12.6%


AVERAGE MARKET CAPITALIZATION .................................... $84.8 BILLION



1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE PRICE/EARNINGS RATIO IS
  CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE 5-YEAR NUMBER IS CALCULATED BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED AUGUST 31, 1999 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF AUGUST 31, 1999 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.


2 THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OF THE PORTFOLIO ITSELF.

(END SIDEBAR)


                       Since its inception on February 1, 1999, the Wilshire 5000 Index Portfolio has experienced strong growth in assets due to both an influx of new shareholders as well as market movement. Performance for the Portfolio's Investment Class Shares and Institutional Class Shares since inception to the period ended August 31, 1999 were 3.20% and 3.30%, respectively.



                       Rather than having one segment of the market dominate this performance period as large cap growth has done in recent years, we had ups and downs for all of the market segments. The continued growth of the U.S. economy, as well as what is widely seen as the end of the Asian economic crisis, helped buoy performance in the markets while also being responsible for increases in interest rates during the first half of 1999. This helps explain why monthly performance for the Portfolio has been mixed since it was launched on February 1, 1999. Growth in the total stock market in the months of March, April, and June helped keep the overall return for the period in positive territory.



                       Holdings in the Technology sector helped boost performance for the Portfolio. IBM Corp., which made up 1.7% of the Portfolio as of August 31, 1999, was up 39.07% and Intel Corporation, which made up 2.0% of the Portfolio on such date, was up 19.36%. Other strong Technology performers during the period were Cisco Systems, up 17.94%, and Texas Instruments, Inc., up 73.00%.



                       The Wilshire 5000 Index is comprised of about 7,000 securities, and measures the performance of all U.S. domiciled stocks traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ with readily available price information. The Wilshire 5000 Index Portfolio currently holds around 2,300 securities and expects to ultimately hold around 3,000 securities representing approximately 90% of the total market value of the Index. Using

   WILSHIRE 5000 INDEX PORTFOLIO
   FUND COMMENTARY - (Continued)

                       statistical procedures, securities are selected based on market capitalization and industry weightings, giving the Portfolio the approximate balance of the Wilshire 5000 Index.

   WILSHIRE 5000 INDEX PORTFOLIO
   FUND COMMENTARY - (Continued)


                                        INVESTMENT CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*



      INCEPTION (2/1/99) THROUGH 8/31/99..........................        3.20%



                                      INSTITUTIONAL CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*



      INCEPTION (2/1/99) THROUGH 8/31/99..........................        3.30%



                           *   ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
                               DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR
                               REIMBURSED. FOR THE YEAR ENDED AUGUST 31, 1999, FEES AND
                               EXPENSES TOTALING 0.64% PER SHARE WERE WAIVED OR REIMBURSED.
                               WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD
                               HAVE BEEN LOWER.



                                     PORTFOLIO SECTOR WEIGHTING**
                                        (As of August 31, 1999)


                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

CONSUMER NON-DURABLES  27.2%
Technology             24.9%
Finance                16.6%
Utilities              10.0%
Materials & Services    8.5%
Energy                  5.4%
Capital Goods           4.4%
Consumer Durables       1.9%
Transportation          1.1%


                       **  Based on percent of Portfolio's total market value.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY GROWTH PORTFOLIO                           AUGUST 31, 1999
   STATEMENT OF INVESTMENTS

                                              Value
Shares                                       (Note 1)
------                                       --------
COMMON STOCKS - 99.7%
          Aerospace - 1.0%
  7,100   Crane Company..................  $    170,844
  7,800   Goodrich (B.F.) Company........       288,112
 16,000   Textron, Inc...................     1,292,000
 50,900   United Technologies
            Corporation..................     3,365,763
                                           ------------
                                              5,116,719
                                           ------------

          Air Transportation - 0.5%
 10,166   COMAIR Holdings, Inc...........       214,757
 31,300   FDX Corporation*...............     1,328,294
 53,018   Southwest Airlines Company.....       884,738
  5,500   UAL Corporation*...............       356,469
                                           ------------
                                              2,784,258
                                           ------------

          Apparel - 0.1%
 12,804   Jones Apparel Group*...........       332,104
                                           ------------

          Banks - 1.5%
 80,346   Bank of New York
            Company, Inc.................     2,872,370
 28,325   Fifth Third Bancorp............     1,876,531
 12,900   First American Corporation.....       517,612
 14,746   North Fork
            Bancorporation, Inc..........       267,271
 11,800   Northern Trust Corporation.....     1,000,787
 17,000   State Street Corporation.......     1,017,875
  8,333   Zions Bancorporation...........       414,567
                                           ------------
                                              7,967,013
                                           ------------
          Business Machines - 23.1%
 24,830   BMC Software, Inc.*............     1,336,164
337,244   Cisco Systems, Inc.*...........    22,869,359
  7,281   Comverse Technology, Inc.*.....       567,918
267,200   Dell Computer Corporation*.....    13,042,700
106,828   EMC Corporation*...............     6,409,680
107,214   Hewlett-Packard Company........    11,297,675
 13,600   Lexmark International
            Group, Inc., Class A*........     1,071,000
  5,300   Microchip Technology, Inc.*....       290,175
537,974   Microsoft Corporation*.........    49,796,218
151,625   Oracle Systems Corporation*....     5,534,313
 81,728   Sun Microsystems, Inc.*........     6,497,376
                                              Value
Shares                                       (Note 1)
------                                       --------
          Business Machines (continued)
 69,704   Xerox Corporation..............  $  3,328,366
                                           ------------
                                            122,040,944
                                           ------------

          Business Services - 2.9%
  5,100   Affiliated Computer
            Services, Inc., Class A*.....       218,025
  8,214   Apollo Group, Inc.,
            Class A*.....................       180,195
 65,228   Automatic Data
            Processing, Inc..............     2,564,276
 11,629   Cintas Corporation.............       597,440
 56,600   Computer Associates
            International, Inc...........     3,197,900
 16,800   Computer Sciences
            Corporation..................     1,162,350
  6,737   DST Systems, Inc.*.............       448,010
 15,200   Equifax, Inc...................       463,600
 29,600   Interpublic Group of
            Companies, Inc...............     1,172,900
  8,500   Legato Systems, Inc.*..........       366,031
  8,300   Manpower, Inc..................       224,100
 18,943   Omnicom Group, Inc.............     1,427,829
 28,472   Parametric Technology
            Corporation*.................       398,608
 25,883   Paychex, Inc...................       761,931
  4,800   Pixar, Inc.*...................       163,500
  9,564   Robert Half
            International, Inc.*.........       251,055
 12,100   SunGard Data Systems, Inc.*....       302,500
  7,521   Synopsys, Inc.*................       420,706
 17,500   VERITAS Software
            Corporation*.................     1,036,875
                                           ------------
                                             15,357,831
                                           ------------

          Chemicals - 0.3%
 24,100   Air Products &
            Chemicals, Inc...............       819,400
 14,100   Union Carbide Corporation......       801,937
                                           ------------
                                              1,621,337
                                           ------------

          Construction - 0.4%
  6,216   Centex Corporation.............       174,825
 15,171   Clayton Homes, Inc.............       144,124
  4,900   Martin Marietta
            Materials, Inc...............       223,562
 35,513   Masco Corporation..............     1,005,462
 17,900   Sherwin-Williams Company.......       436,312
                                           ------------
                                              1,984,285
                                           ------------

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY GROWTH PORTFOLIO                           AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)

                                              Value
Shares                                       (Note 1)
------                                       --------
          Consumer Durables - 0.3%
  9,388   Maytag Corporation.............  $    587,923
 29,736   Newell Rubbermaid, Inc.........     1,219,176
                                           ------------
                                              1,807,099
                                           ------------

          Cosmetics - 3.0%
 24,860   Clorox Company.................     1,124,915
 12,934   Estee Lauder Companies, Inc.,
            Class A......................       594,156
140,300   Proctor & Gamble Company.......    13,924,775
                                           ------------
                                             15,643,846
                                           ------------

          Domestic Oil - 0.1%
 16,018   Tosco Corporation..............       408,459
 10,514   Transocean Offshore, Inc.......       357,476
                                           ------------
                                                765,935
                                           ------------
          Drugs & Medicine - 18.9%
160,386   Abbott Laboratories............     6,956,743
138,200   American Home Products
            Corporation..................     5,735,300
 54,100   Amgen, Inc.*...................     4,500,444
209,676   Bristol-Myers Squibb Company...    14,755,949
 28,749   Cardinal Health, Inc...........     1,832,749
142,014   Johnson & Johnson..............    14,520,932
 61,567   Medtronic, Inc.................     4,817,618
249,200   Merck & Company, Inc...........    16,743,125
409,758   Pfizer, Inc....................    15,468,365
155,258   Schering-Plough Corporation....     8,160,749
 89,814   Warner-Lambert Company.........     5,950,178
 10,010   Watson
            Pharmaceuticals, Inc.*.......       359,109
                                           ------------
                                             99,801,261
                                           ------------
          Electronics - 9.3%
 14,164   ADC
            Telecommunications, Inc.*....       524,953
 20,914   Altera Corporation*............       881,002
 20,128   American Power Conversion
            Corporation*.................       353,498
 39,414   Applied Materials, Inc.*.......     2,800,857
  5,700   Electronics For
            Imaging, Inc.*...............       334,162
350,216   Intel Corporation..............    28,783,378
  9,339   KLA-Tencor Corporation*........       586,606
                                              Value
Shares                                       (Note 1)
------                                       --------
          Electronics (continued)
 16,200   Linear Technology
            Corporation..................  $  1,019,588
 14,260   Maxim Integrated
            Products, Inc.*..............       959,876
 16,318   Molex, Inc.....................       523,196
 63,700   Motorola, Inc..................     5,876,325
 26,630   Solectron Corporation*.........     2,083,798
  9,221   Symbol Technologies, Inc.......       321,006
 41,302   Tellabs, Inc.*.................     2,460,050
  9,028   Teradyne, Inc.*................       614,468
 15,288   Xilinx, Inc.*..................     1,069,205
                                           ------------
                                             49,191,968
                                           ------------

          Energy & Utilities - 0.7%
 12,331   CMS Energy Corporation.........       487,845
 22,419   Coastal Corporation............       971,023
  9,730   UtiliCorp United, Inc..........       225,614
 45,539   Williams Companies, Inc........     1,878,484
                                           ------------
                                              3,562,966
                                           ------------

          Energy - Raw Materials - 0.9%
 14,400   ENSCO International, Inc.......       306,900
 11,200   Nabors Industries, Inc.*.......       302,400
 57,700   Schlumberger, Ltd..............     3,851,475
  5,100   Smith International, Inc.*.....       238,106
                                           ------------
                                              4,698,881
                                           ------------

          Food & Agriculture - 4.0%
 46,000   Campbell Soup Company..........     2,032,625
260,500   Coca-Cola Company..............    15,581,156
 12,000   IMC Global, Inc................       191,250
 95,354   Sara Lee Corporation...........     2,115,667
 12,300   Wrigley (Wm.) Jr. Company......       963,244
                                           ------------
                                             20,883,942
                                           ------------

          Insurance - 0.9%
 28,115   AFLAC, Inc.....................     1,263,418
  7,289   Ambac Financial Group, Inc.....       384,950
 23,703   Equitable Companies, Inc.......     1,463,660
 11,500   MGIC Investment Corporation....       499,531
  7,700   Progressive Corporation of
            Ohio.........................       785,400
  6,721   Protective Life Corporation....       199,950



                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY GROWTH PORTFOLIO                           AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)

                                              Value
Shares                                       (Note 1)
------                                       --------
          Insurance (continued)
  9,300   ReliaStar Financial
            Corporation..................  $    419,081
                                           ------------
                                              5,015,990
                                           ------------

          Liquor - 0.7%
 50,287   Anheuser-Busch
            Companies, Inc...............     3,872,099
                                           ------------

          Media - 0.9%
  4,100   Express Scripts, Inc.*.........       276,237
 29,514   Gannet Company, Inc............     2,005,107
 10,675   Gartner Group, Inc.,
            Class A*.....................       223,508
  8,300   Knight-Ridder, Inc.............       447,681
 20,800   McGraw-Hill Companies, Inc.....     1,075,100
 18,600   New York Times Company,
            Class A......................       726,562
  8,100   TV Guide, Inc.*................       224,775
                                           ------------
                                              4,978,970
                                           ------------

          Miscellaneous Finance - 4.4%
 47,600   American Express Company.......     6,545,000
 76,700   Associates First Capital
            Corporation, Class A.........     2,631,769
 20,800   Capital One Financial
            Corporation..................       785,200
 13,231   Donaldson, Lufkin &
            Jenrette, Inc................       632,607
  9,950   Edwards (A.G.), Inc............       249,994
  6,412   FINOVA Group, Inc..............       243,656
 26,514   Franklin Resources, Inc........       952,847
 84,567   MBNA Corporation...............     2,087,748
 60,300   Morgan Stanley Dean Witter &
            Company......................     5,174,494
 12,729   Price (T. Rowe)
            Associates, Inc..............       393,803
 86,092   Schwab (Charles) Corporation...     3,400,634
                                           ------------
                                             23,097,752
                                           ------------

          Miscellaneous - 0.1%
  3,171   Too, Inc.*.....................        55,698
                                           ------------

          Motor Vehicles - 0.4%
 17,416   Dana Corporation...............       758,684
 16,114   Harley-Davidson, Inc...........       878,213
  7,014   Lear Corporation*..............       281,875
                                           ------------
                                              1,918,772
                                           ------------
                                              Value
Shares                                       (Note 1)
------                                       --------

          Non-Durable & Entertainment - 1.3%
143,300   McDonald's Corporation.........  $  5,929,038
  7,800   Outback Steakhouse, Inc.*......       231,075
 28,625   Service Corporation
            International................       395,383
 19,158   Starbucks Corporation*.........       438,239
                                           ------------
                                              6,993,735
                                           ------------

          Non-Ferrous Metals - 0.1%
  6,100   Phelps Dodge Corporation.......       341,219
                                           ------------

          Paper & Forest Products - 0.1%
 23,300   Fort James Corporation.........       751,425
                                           ------------

          Producer Goods - 10.5%
 58,400   AlliedSignal, Inc..............     3,577,000
 11,972   Avery Dennison Corporation.....       656,963
 37,500   Caterpillar, Inc...............     2,123,438
 24,400   Deere & Company................       948,550
 22,429   Dover Corporation..............       867,722
 45,925   Emerson Electric Company.......     2,876,053
345,400   General Electric Company.......    38,792,738
 26,500   Illinois Tool Works, Inc.......     2,065,344
 17,600   Ingersoll-Rand Company.........     1,119,800
  8,600   Jabil Circuit, Inc.*...........       385,387
  9,014   Johnson Controls, Inc..........       616,332
  8,300   Miller (Herman), Inc...........       195,569
 11,400   Parker-Hannifin Corporation....       498,750
  6,100   Sanmina Corporation*...........       457,500
                                           ------------
                                             55,181,146
                                           ------------

          Retail - 8.2%
 15,714   AutoZone, Inc.*................       374,190
 14,700   Bed Bath & Beyond, Inc.*.......       404,250
 23,282   Dollar General Corporation.....       605,332
  6,401   Dollar Tree Stores, Inc.*......       211,233
 90,687   Gap, Inc.......................     3,548,129
156,455   Home Depot, Inc................     9,563,312
 27,470   Intimate Brands, Inc...........     1,059,312
 17,214   Kohl's Corporation*............     1,226,498
 22,400   Limited, Inc...................       848,400
 39,114   Lowe's Companies, Inc..........     1,769,909
 39,356   Office Depot, Inc.*............       410,778
  4,800   Ross Stores, Inc...............       199,800



                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY GROWTH PORTFOLIO                           AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)

                                              Value
Shares                                       (Note 1)
------                                       --------
          Retail (continued)
 52,340   Safeway, Inc.*.................  $  2,437,081
469,600   Wal-Mart Stores, Inc...........    20,809,150
                                           ------------
                                             43,467,374
                                           ------------

          Steel - 0.1%
  9,100   Nucor Corporation..............       423,719
                                           ------------

          Telephone - 4.1%
 29,700   ALLTEL Corporation.............     2,008,463
199,900   BellSouth Corporation..........     9,045,475
 14,696   Century Telephone
            Enterprises..................       577,736
 14,518   Cincinnati Bell, Inc...........       268,582
102,597   GTE Corporation................     7,040,719
 53,100   US West, Inc...................     2,774,475
                                           ------------
                                             21,715,450
                                           ------------

          Tire & Rubber - 0.2%
 14,300   Danaher Corporation............       840,125
                                           ------------

          Travel & Recreation - 0.6%
  9,700   Brunswick Corporation..........       247,956
 64,518   Carnival Corporation...........     2,883,148
  6,500   MGM Grand, Inc.*...............       319,312
                                           ------------
                                              3,450,416
                                           ------------
                                              Value
Shares                                       (Note 1)
------                                       --------

          Trucking & Freight - 0.1%
  8,214   PACCAR, Inc....................  $    452,797
                                           ------------
          TOTAL COMMON STOCKS
            (Cost $423,624,296)..........   526,117,076
                                           ------------


TOTAL INVESTMENTS
  (Cost $423,624,296**).......   99.7%     526,117,076
OTHER ASSETS AND LIABILITIES
  (Net).......................    0.3%       1,508,204
                                ------    ------------
NET ASSETS....................  100.0%    $527,625,280
                                ======    ============

--------------------------


*                       Non-income producing security.
** Aggregate cost for Federal tax purposes is $425,747,035.


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY VALUE PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS


                                               Value
Shares                                       (Note 1)
------                                       --------
COMMON STOCKS - 99.4%

          Aerospace - 3.9%
  3,100   Crane Company...................  $    74,594
  6,000   General Dynamics Corporation....      378,000
  3,400   Goodrich (B.F.) Company.........      125,587
  2,200   Litton Industries, Inc.*........      140,800
 18,400   Lockheed Martin Corporation.....      680,800
  3,300   Northrop Grumman Corporation....      239,250
 15,800   Raytheon Company, Class B.......    1,076,375
  5,700   TRW, Inc........................      310,650
                                            -----------
                                              3,026,056
                                            -----------
          Air Transportation - 0.4%
  3,000   Continental Airlines, Inc.,
            Class B*......................      122,437
  2,500   UAL Corporation*................      162,031
                                            -----------
                                                284,468
                                            -----------

          Apparel - 0.4%
  2,900   Liz Claiborne, Inc..............      106,575
  5,600   V.F. Corporation................      201,600
                                            -----------
                                                308,175
                                            -----------
          Banks - 24.2%
  8,200   AmSouth Bancorporation..........      179,375
  2,900   Associated Banc-Corp............      102,225
 81,854   Bank of America Corporation.....    4,952,167
 55,391   Bank One Corporation............    2,222,564
 39,684   Chase Manhattan Corporation.....    3,321,055
  7,350   Comerica, Inc...................      382,659
  5,300   Compass Bancshares, Inc.........      140,781
  5,700   First American Corporation......      228,713
  9,012   First Securities Corporation....      195,448
 45,350   First Union Corporation.........    1,882,025
 26,700   Fleet Financial Group, Inc......    1,062,994
  5,100   GreenPoint Financial
            Corporation...................      131,962
 20,956   KeyCorp.........................      607,724
  7,500   Mercantile
            Bancorporation, Inc...........      413,906
  3,200   Mercantile Bankshares
            Corporation...................      104,800
 29,440   National City Corporation.......      813,280
                                               Value
Shares                                       (Note 1)
------                                       --------
          Banks (continued)
  6,500   North Fork
            Bancorporation, Inc...........  $   117,812
 14,300   PNC Bank........................      748,069
 10,500   Regions Financial Corporation...      370,781
  7,750   SouthTrust Corporation..........      273,672
  8,000   Summit Bankcorp.................      267,000
                                            -----------
                                             18,519,012
                                            -----------

          Business Machines - 0.1%
  3,900   Sterling Software, Inc.*........       78,487
                                            -----------

          Business Services - 0.2%
  3,600   Deluxe Corporation..............      122,625
                                            -----------

          Chemicals - 3.1%
 10,700   Air Products &
            Chemicals, Inc................      363,800
 10,400   Dow Chemical Company............    1,181,700
  3,700   Eastman Chemical Company........      171,819
  5,200   Lyondell Chemical Company.......       75,725
  3,600   Millennium Chemicals, Inc.......       82,800
  4,700   Sigma-Aldrich Corporation.......      151,575
  6,300   Union Carbide Corporation.......      358,313
                                            -----------
                                              2,385,732
                                            -----------

          Construction - 0.9%
  2,700   Centex Corportaion..............       75,937
  3,500   Fluor Corporation...............      144,812
  3,300   Lafarge Corporation.............       90,750
  2,200   Martin Marietta
            Materials, Inc................      100,375
  7,900   Sherwin-Williams Company........      192,563
  1,800   Southdown, Inc..................       90,900
                                            -----------
                                                695,337
                                            -----------

          Consumer Durables - 0.8%
  3,100   Hillenbrand Industries, Inc.....       88,350
  4,200   Maytag Corporation..............      263,025
  3,600   Whirlpool Corporation...........      254,475
                                            -----------
                                                605,850
                                            -----------

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY VALUE PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                               Value
Shares                                       (Note 1)
------                                       --------
          Containers - 0.3%
  2,400   Bemis Company, Inc..............  $    91,050
  4,700   Sonoco Products Company.........      111,625
                                            -----------
                                                202,675
                                            -----------

          Cosmetics - 0.3%
  5,000   International Flavors &
            Fragrances, Inc...............      203,750
                                            -----------

          Domestic Oil - 1.7%
  3,400   Ashland, Inc....................      131,112
  6,300   Diamond Offshore
            Drilling, Inc.................      240,975
 11,900   Phillips Petroleum Company......      606,900
  4,200   Sunoco, Inc.....................      136,762
  4,700   Transocean Offshore, Inc........      159,800
                                            -----------
                                              1,275,549
                                            -----------

          Drugs & Medicine - 1.1%
  6,700   Aetna, Inc......................      520,925
  2,400   Bard (C.R.), Inc................      111,900
  2,700   Bausch & Lomb, Inc..............      178,369
  7,800   Humana, Inc.*...................       70,687
                                            -----------
                                                881,881
                                            -----------

          Electronics - 0.7%
  3,700   Harris Corporation..............       97,125
  3,500   Scientific-Atlanta, Inc.........      179,375
  7,400   Thermo Electron Corporation*....      117,475
  2,700   Thomas & Betts Corporation......      121,500
                                            -----------
                                                515,475
                                            -----------

          Energy & Utilities - 14.5%
  5,400   Allegheny Energy, Inc...........      182,250
  6,400   Ameren Corporation..............      256,400
  7,400   Cinergy Corporation.............      224,775
  3,900   Columbia Energy Group...........      230,344
  4,300   Conectiv, Inc...................       92,181
 10,700   Consolidated Edison Company New
            York, Inc.....................      470,800
                                               Value
Shares                                       (Note 1)
------                                       --------
          Energy & Utilities (continued)
  4,500   Consolidated Natural Gas
            Company.......................  $   286,594
  7,000   Constellation Energy
            Group, Inc....................      207,375
  9,000   Dominion Resources, Inc./VA.....      416,250
  7,450   DPL, Inc........................      141,084
  3,500   DQE, Inc........................      135,406
  6,800   DTE Energy Company..............      268,175
 17,108   Duke Energy Corporation.........      983,710
  5,600   El Paso Energy Corporation......      204,750
  5,400   Energy East Corporation.........      135,000
 33,200   Enron Corporation...............    1,390,250
 11,500   Entergy Corporation.............      342,844
  4,500   Florida Progress Corporation....      210,938
  8,500   FPL Group, Inc..................      459,000
  5,800   GPU, Inc........................      197,925
  6,672   KeySpan Energy..................      196,824
  5,300   New Century Energies, Inc.......      191,463
  7,200   Northern States Power...........      169,650
 13,900   PacifiCorp......................      284,081
 17,900   PG & E Corporation..............      542,594
  3,900   Pinnacle West Capital
            Corporation...................      148,200
  5,500   Potomac Electric Power Company..      145,750
 10,300   Public Service Enterprise Group,
            Inc...........................      422,300
  4,800   SCANA Corporation...............      120,000
 32,600   Southern Company................      882,238
  6,100   TECO Energy, Inc................      128,100
 13,200   Texas Utilities Company.........      533,775
 10,100   Unicom Corporation..............      390,113
  4,300   UtiliCorp United, Inc...........       99,706
                                            -----------
                                             11,090,845
                                            -----------

          Energy - Raw Materials - 0.9%
  2,400   Cooper Cameron Corporation*.....       99,900
  6,400   ENSCO International, Inc........      136,400
  8,100   Global Marine, Inc.*............      143,775
  5,000   Nabors Industries, Inc.*........      135,000
  6,100   Noble Drilling Corporation*.....      150,212
                                            -----------
                                                665,287
                                            -----------



                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY VALUE PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)

                                               Value
Shares                                       (Note 1)
------                                       --------
          Food & Agriculture - 0.6%
  3,400   Hormel Foods Corporation........  $   136,850
  5,300   IMC Global, Inc.................       84,469
  3,300   McCormick & Company, Inc., Non
            Voting Shares.................      105,600
  5,500   Supervalu, Inc..................      123,750
                                            -----------
                                                450,669
                                            -----------
          Insurance - 6.8%
 37,800   Allstate Corporation............    1,240,313
 11,800   American General Corporation....      837,800
  9,600   CIGNA Corporation...............      862,200
 15,090   Conseco, Inc....................      362,160
 10,700   Hartford Financial Services
            Group, Inc....................      486,181
  5,050   Jefferson-Pilot Corporation.....      337,088
  5,200   Loews Corporation...............      408,200
  6,150   Old Republic International
            Corporation...................       95,325
  3,000   Protective Life Corporation.....       89,250
  4,200   ReliaStar Financial
            Corporation...................      189,262
  6,200   Torchmark Corporation...........      176,700
  2,900   Travelers Property Casualty
            Corporation, Class A..........      102,950
                                            -----------
                                              5,187,429
                                            -----------
          International Oil - 8.8%
 30,800   Chevron Corporation.............    2,841,300
 36,800   Mobil Corporation...............    3,767,400
  5,300   Santa Fe International
            Corporation...................      139,787
                                            -----------
                                              6,748,487
                                            -----------
          Media - 0.8%
  6,100   Donnelley (R.R.) & Sons
            Company.......................      191,387
  4,700   Gartner Group, Inc.,
            Class A*......................       98,406
  3,700   Knight-Ridder, Inc..............      199,569
  5,000   Reader's Digest
            Association, Inc.,
            Class A.......................      156,250
                                            -----------
                                                645,612
                                            -----------
                                               Value
Shares                                       (Note 1)
------                                       --------

          Miscellaneous Finance - 5.0%
  5,400   Bear Stearns Companies, Inc.....  $   224,775
  7,800   Charter One Financial, Inc......      182,569
  4,400   Edwards (A.G.), Inc.............      110,550
  2,900   FINOVA Group, Inc...............      110,200
  8,400   J.P. Morgan & Company...........    1,085,175
 17,300   Merrill Lynch &
            Company, Inc..................    1,291,013
 27,828   Washington Mutual, Inc..........      883,539
                                            -----------
                                              3,887,821
                                            -----------

          Miscellaneous - 0.7%
 26,425   Delphi Automotive Systems
            Corporation...................      495,469
  1,429   Too, Inc.*......................       25,089
                                            -----------
                                                520,558
                                            -----------

          Motor Vehicles - 8.1%
  7,800   Dana Corporation................      339,788
  3,400   Eaton Corporation...............      333,200
  3,300   Federal-Mogul Corporation.......      150,562
 56,800   Ford Motor Company..............    2,960,700
 30,500   General Motors Corporation......    2,016,813
  8,300   Genuine Parts Company...........      239,663
  3,100   Navistar International
            Corporation...................      150,737
                                            -----------
                                              6,191,463
                                            -----------

          Non-Durable & Entertainment - 0.9%
  6,200   Darden Restaurants, Inc.........       96,875
  7,800   Fortune Brands, Inc.............      292,500
  2,800   Premark International, Inc......       93,100
 12,700   Service Corporation
            International.................      175,419
                                            -----------
                                                657,894
                                            -----------

          Non-Ferrous Metals - 1.8%
 17,400   Alcoa, Inc......................    1,123,388
  5,800   Engelhard Corporation...........      115,637
  2,800   Phelps Dodge Corporation........      156,625
                                            -----------
                                              1,395,650
                                            -----------

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY VALUE PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)

                                               Value
Shares                                       (Note 1)
------                                       --------
          Paper & Forest Products - 1.4%
  4,200   Consolidated Papers, Inc........  $   111,825
  3,900   Georgia-Pacific Corporation
            (Timber Group)................       93,844
  4,800   Mead Corporation................      179,100
  4,600   Westvaco Corporation............      120,462
  9,500   Weyerhaeuser Company............      534,375
                                            -----------
                                              1,039,606
                                            -----------

          Producer Goods - 2.6%
  4,500   Cooper Industries, Inc..........      233,438
 10,800   Deere & Company.................      419,850
  1,500   FMC Corporation.................       87,375
  3,000   Hubbell, Inc., Class B..........      116,437
  7,800   Ingersoll-Rand Company..........      496,275
  4,000   Johnson Controls, Inc...........      273,500
  5,800   Pall Corporation................      115,275
  5,150   Parker-Hannifin Corporation.....      225,313
                                            -----------
                                              1,967,463
                                            -----------

          Railroads & Shipping - 1.4%
 22,000   Burlington Northern Santa Fe
            Corporation...................      638,000
 10,200   CSX Corporation.................      445,613
                                            -----------
                                              1,083,613
                                            -----------

          Retail - 4.7%
 19,800   Albertson's, Inc................      949,163
 22,400   Food Lion, Inc., Class A........      177,100
 10,000   Limited, Inc....................      378,750
 15,600   May Department Stores Company...      609,375
  6,600   Nordstrom, Inc..................      186,862
 12,400   Penney (J.C.) Company...........      449,500
 12,100   Rite Aid Corporation............      223,850
 17,800   Sears, Roebuck & Company........      667,500
                                            -----------
                                              3,642,100
                                            -----------
                                               Value
Shares                                       (Note 1)
------                                       --------

          Steel - 0.4%
  9,000   Allegheny Teledyne, Inc.........  $   168,187
  4,100   USX-U.S. Steel Group............      110,700
                                            -----------
                                                278,887
                                            -----------

          Tire & Rubber - 0.5%
  7,400   Goodyear Tire & Rubber Company..      415,325
                                            -----------

          Tobacco - 0.3%
  8,200   UST, Inc........................      259,838
                                            -----------

          Travel & Recreation - 0.8%
  4,300   Brunswick Corporation...........      109,919
  5,900   Harrah's
            Entertainment, Inc.*..........      132,750
 12,100   Hilton Hotels Corporation.......      148,225
  2,900   MGM Grand, Inc.*................      142,462
  3,800   Promus Hotel Corporation*.......      110,437
                                            -----------
                                                643,793
                                            -----------

          Trucking & Freight - 0.3%
  3,700   PACCAR, Inc.....................      203,963
                                            -----------
          TOTAL COMMON STOCKS
          (Cost $66,222,257)                 76,081,375
                                            -----------

TOTAL INVESTMENTS
(Cost $66,222,257**)..........    99.4%     76,081,375
OTHER ASSETS AND LIABILITIES
         (Net)................     0.6%        451,659
                                -------    -----------
NET ASSETS....................  100.00%    $76,533,034
                                =======    ===========

--------------------------


*                       Non-income producing security.
** Aggregate cost for Federal tax purposes is $66,751,678.


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY GROWTH PORTFOLIO                           AUGUST 31, 1999
   STATEMENT OF INVESTMENTS


                                               Value
Shares                                       (Note 1)
------                                       --------
COMMON STOCKS - 100.1%

          Air Transportation - 0.5%
  1,645   Atlantic Coast Airlines
            Holdings, Inc.*...............  $    32,694
  2,075   SkyWest, Inc....................       41,759
                                            -----------
                                                 74,453
                                            -----------

          Apparel - 2.2%
  2,050   bebe stores, inc.*..............       49,200
  1,880   Buckle, Inc.*...................       31,725
  2,240   Children's Place Retail
            Stores, Inc.*.................       70,840
  1,070   Kenneth Cole
            Productions, Inc.*............       36,581
  3,330   The Men's Wearhouse, Inc.*......       68,681
  1,872   Quiksilver, Inc.*...............       32,292
  1,360   Tarrant Apparel Group*..........       19,890
                                            -----------
                                                309,209
                                            -----------

          Banks - 1.0%
  3,425   Doral Financial Corporation.....       47,522
  3,557   Imperial Bancorp................       60,469
  2,241   Premier Bancshares, Inc.........       37,397
                                            -----------
                                                145,388
                                            -----------

          Business Machines - 3.8%
  3,115   Artesyn Technologies, Inc.*.....       68,335
  1,587   Black Box Corporation*..........       72,804
  2,620   Computer Horizons Corporation*..       34,060
  1,260   Fair Isaac & Company, Inc.......       35,595
  4,330   Input/Output, Inc.*.............       31,934
  1,375   MICROS Systems, Inc.*...........       46,406
  4,290   Tech Data Corporation*..........      158,998
  2,055   Xircom, Inc.*...................       81,815
                                            -----------
                                                529,947
                                            -----------

          Business Services - 23.9%
    890   Abacus Direct Corporation*......       90,724
  4,990   ACNielsen Corporation*..........      124,750
  1,830   ADVO, Inc.......................       35,914
  3,614   American Management
            Systems, Inc.*................      103,451
                                               Value
Shares                                       (Note 1)
------                                       --------
          Business Services (continued)
  1,920   Analysts International
            Corporation...................  $    25,680
  3,105   Bowne & Company, Inc............       43,082
  1,945   Burns International Services
            Corporation*..................       30,512
  5,045   Cambridge Technology
            Partners, Inc.*...............       69,053
  1,610   CDI Corporation*................       48,501
  3,775   CDW Computer Centers, Inc.*.....      167,516
  2,910   Cerner Corporation*.............       48,379
  4,940   CIBER, Inc.*....................       90,464
  1,770   Computer Task Group, Inc........       29,647
  5,925   DeVRY, Inc.*....................      123,684
  1,385   FactSet Research
            Systems, Inc..................       64,143
  4,150   HA-LO Industries*...............       25,159
  8,955   J.D. Edwards & Company*.........      164,548
  2,222   Jacobs Engineering
            Group, Inc.*..................       73,326
  6,130   Keane, Inc.*....................      132,561
  3,610   Labor Ready, Inc.*..............       57,986
  1,275   LandAmerica Financial
            Group, Inc....................       29,484
  4,550   LHS Group, Inc.*................      151,003
  1,720   Macrovision Corporation*........       57,512
  4,386   National Instruments
            Corporation*..................      131,306
  3,680   Navigant Consulting, Inc.*......      161,460
  1,625   NCO Group, Inc.*................       73,938
  2,850   Personnel Group of
            America, Inc.*................       23,869
  1,999   Pre Paid Legal
            Services, Inc.*...............       64,093
  1,825   Priority Healthcare Corporation,
            Class B*......................       51,328
  1,160   QRS Corporation.................       55,825
  2,010   Sanchez Computer
            Associates, Inc.*.............       89,948
  2,400   Sapient Corporation*............      175,200
  3,285   Security Dynamics
            Technologies, Inc.*...........       77,608
  1,590   SEI Investments Company.........      146,181
  2,315   Spartech Corporation............       64,386
  1,310   Strayer Education, Inc..........       30,703
  3,175   Tetra Tech, Inc.*...............       50,998
  2,704   Transaction Systems
            Architects, Inc.,
            Class A*......................       79,599
  2,100   TSI International Software,
            Ltd.*.........................       39,900
  2,510   Visio Corporation*..............       70,908


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY GROWTH PORTFOLIO                           AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)

                                               Value
Shares                                       (Note 1)
------                                       --------
          Business Services (continued)
  1,904   Wackenhut Corporation,
            Class A.......................  $    36,057
  4,469   Whittman-Hart, Inc.*............      117,591
                                            -----------
                                              3,327,977
                                            -----------

          Chemicals - 0.9%
  2,155   MacDermid, Inc..................       71,384
  1,709   Techne Corporation*.............       52,979
                                            -----------
                                                124,363
                                            -----------

          Construction - 6.2%
  5,555   D.R. Horton, Inc................       80,895
  2,292   Dycom Industries, Inc.*.........       70,766
  1,747   Elcor Corporation...............       33,630
  4,095   Kaufman & Broad Home
            Corporation...................       83,692
  5,015   Lennar Corporation..............       95,285
  1,545   NCI Building Systems, Inc.*.....       28,293
    970   NVR, Inc.*......................       56,018
  4,015   Oakwood Homes Corporation.......       24,341
  2,030   Palm Harbor Homes, Inc.*........       31,084
  2,205   Quanta Services, Inc.*..........       49,475
  3,758   Sawtek, Inc.*...................      124,249
  1,040   Simpson Manufacturing
            Company, Inc.*................       53,560
  2,557   Standard Pacific Corporation....       28,606
  1,320   TJ International, Inc...........       38,445
  3,105   Toll Brothers, Inc.*............       62,876
                                            -----------
                                                861,215
                                            -----------

          Consumer Durables - 3.4%
  1,026   C & D Technologies, Inc.........       32,319
  4,145   Champion Enterprises, Inc.*.....       35,232
  3,470   Ethan Allen Interiors, Inc......      101,281
  4,310   Furniture Brands
            International, Inc.*..........       86,469
  2,505   Helen of Troy, Ltd.*............       35,696
  5,235   Mohawk Industries, Inc.*........      118,442
  2,540   SLI, Inc.*......................       62,230
                                            -----------
                                                471,669
                                            -----------
                                               Value
Shares                                       (Note 1)
------                                       --------

          Domestic Oil - 0.6%
  5,370   Vintage Petroleum, Inc..........  $    76,858
                                            -----------

          Drugs & Medicine - 6.9%
  2,045   Barr Laboratories, Inc.*........       70,553
  2,618   Bindley Western
            Industries, Inc...............       43,852
  3,727   Jones Pharma, Inc...............      100,862
 17,165   MedPartners, Inc.*..............      120,155
  6,040   Oakley, Inc.*...................       36,995
  4,105   Orthodontic Centers of
            America, Inc.*................       66,706
  2,919   Patterson Dental Company*.......      119,679
  1,290   Pediatrix Medical
            Group, Inc.*..................       19,269
  3,775   Renal Care Group, Inc.*.........       72,197
  1,620   Res-Care, Inc.*.................       30,577
  1,224   ResMed, Inc.*...................       33,966
  2,300   Sierra Health
            Services, Inc.*...............       27,312
  5,810   STERIS Corporation*.............       72,988
  6,980   Total Renal Care
            Holdings, Inc.*...............       56,276
  2,745   Universal Health
            Services, Inc., Class B*......       91,614
                                            -----------
                                                963,001
                                            -----------

          Electronics - 5.6%
  1,365   Benchmark Electronics, Inc.*....       50,249
  2,325   Cable Design Technologies*......       48,970
  2,370   CTS Corporation.................      112,871
  1,815   Etec Systems, Inc.*.............       79,860
  1,270   Harmonic, Inc.*.................      160,020
  2,405   Kent Electronics Corporation*...       40,735
    820   Network Solutions, Inc.*........       47,253
  1,260   Plexus Corp.*...................       37,485
  1,155   Power Integrations, Inc.*.......       78,468
  1,540   SIPEX Corporation*..............       27,239
  1,700   Superior TeleCom, Inc...........       44,731
  1,355   Technitrol, Inc.................       47,425
                                            -----------
                                                775,306
                                            -----------



                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY GROWTH PORTFOLIO                           AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)

                                               Value
Shares                                       (Note 1)
------                                       --------
          Energy - Raw Materials - 0.7%
  1,125   Atwood Oceanics, Inc.*..........  $    35,437
  5,630   Varco International, Inc.*......       69,671
                                            -----------
                                                105,108
                                            -----------

          Food & Agriculture - 1.9%
  1,140   Osteotech, Inc.*................       23,512
  5,635   Rexall Sundown, Inc.*...........       70,438
  1,645   Scotts Company (The),
            Class A*......................       65,286
  3,555   Smithfield Foods, Inc.*.........      104,428
                                            -----------
                                                263,664
                                            -----------

          Insurance - 2.0%
  5,590   First American Financial
            Corporation...................       83,151
    505   Markel Corporation*.............       88,691
  3,945   UICI*...........................      103,803
                                            -----------
                                                275,645
                                            -----------

          Media - 2.1%
  1,285   Consolidated Graphics, Inc.*....       54,291
  4,455   Meredith Corporation............      154,533
  1,501   Metro Networks, Inc.*...........       85,557
                                            -----------
                                                294,381
                                            -----------

          Miscellaneous Finance - 5.4%
  5,530   AmeriCredit Corporation*........       70,853
  1,800   Henry (Jack) & Associates.......       58,500
  2,670   Investment Technology
            Group, Inc....................       72,758
  1,334   Investors Financial Services
            Corporation...................       48,858
  2,050   Jefferies Group, Inc............       50,738
  4,847   Legg Mason, Inc.................      185,095
  3,212   Radian Group, Inc...............      148,756
  4,070   Raymond James
            Financial, Inc................       79,619
  1,060   Southwest Securities
            Group, Inc....................       35,775
                                            -----------
                                                750,952
                                            -----------
                                               Value
Shares                                       (Note 1)
------                                       --------

          Motor Vehicles - 2.1%
    715   Dura Automotive
            Systems, Inc.*................  $    18,501
  1,582   Monaco Coach Corporation*.......       45,878
  1,705   Myers Industries, Inc...........       34,952
  2,120   O'Reilly Automotive, Inc.*......       81,090
    990   Thor Industries, Inc............       26,606
  4,005   Tower Automotive, Inc.*.........       80,100
                                            -----------
                                                287,127
                                            -----------

          Non-Durable & Entertainment - 7.4%
  1,415   Action Performance
            Companies, Inc.*..............       34,933
  2,510   Applebee's
            International, Inc............       77,967
  5,670   Brinker International, Inc.*....      136,080
  1,655   Catalina Marketing
            Corporation*..................      150,191
  1,702   Cheesecake Factory
            (The), Inc.*..................       51,486
  4,450   CKE Restaurants, Inc............       35,878
  2,275   Consolidated Products, Inc......       32,987
  3,305   Fastenal Company................      165,663
  1,680   IHOP Corporation*...............       37,800
  1,070   International Speedway
            Corporation, Class A..........       54,503
  2,295   Landry's Seafood
            Restaurants, Inc.*............       19,507
  2,095   NPC International, Inc..........       23,700
  2,703   Papa John's
            International, Inc.*..........      107,444
  1,600   Sonic Corporation*..............       49,000
  4,815   Trans World Entertaiment
            Corporation*..................       57,780
                                            -----------
                                              1,034,919
                                            -----------

          Non-Ferrous Metals - 0.4%
  1,555   Reliance Steel & Aluminum
            Company.......................       51,509
                                            -----------

          Paper & Forest Products - 0.3%
  5,285   Thermo Fibertek, Inc.*..........       35,674
                                            -----------

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY GROWTH PORTFOLIO                           AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)

                                               Value
Shares                                       (Note 1)
------                                       --------
          Producer Goods - 10.3%
  1,604   Astec Industries, Inc.*.........  $    54,336
  4,155   Blyth Industries, Inc.*.........      117,638
  1,722   Graco, Inc......................       58,010
  2,470   Hanover Compressor Company*.....       88,766
  5,195   HON INDUSTRIES, Inc.............      122,407
  3,755   JLG Industries, Inc.............       66,651
  2,100   Lattice Semiconductor
            Corporation*..................      129,413
  2,230   Manitowoc Company, Inc. (The)...       82,649
  1,811   Micrel, Inc.*...................      138,768
  1,930   Oceaneering
            International, Inc.*..........       38,721
  2,095   Precision Castparts
            Corporation...................       74,373
  2,615   Roper Industries, Inc...........       93,650
  2,885   Safeguard Scientifics, Inc.*....      194,016
  1,136   SPS Technologies, Inc.*.........       44,517
  2,687   Zebra Technologies Corporation,
            Class A*......................      126,289
                                            -----------
                                              1,430,204
                                            -----------

          Real Property - 0.4%
  3,770   Fairfield Communities, Inc.*....       49,010
                                            -----------
          Retail - 5.6%
  5,855   Barnes & Noble, Inc.*...........      138,690
  4,525   Casey's General Stores, Inc.....       60,522
  4,255   Claire's Stores, Inc............       80,047
  2,095   Insight Enterprises, Inc.*......       63,374
  8,345   Pier 1 Imports, Inc.............       45,376
  4,065   Stein Mart, Inc.*...............       28,201
  2,850   United Stationers, Inc.*........       64,481
  4,805   Williams-Sonoma, Inc.*..........      187,395
  3,165   Zale Corporation*...............      109,786
                                            -----------
                                                777,872
                                            -----------
                                               Value
Shares                                       (Note 1)
------                                       --------

          Steel - 0.2%
  2,170   Intermet Corporation............  $    25,023
                                            -----------

          Telephone - 0.2%
  1,631   Pacific Gateway
            Exchange, Inc.*...............       33,232
                                            -----------

          Travel & Recreation - 1.6%
  1,065   Anchor Gaming Company*..........       51,752
  1,805   Rent-Way, Inc.*.................       37,228
  3,642   Speedway Motorsports, Inc.*.....      135,892
                                            -----------
                                                224,872
                                            -----------

          Trucking & Freight - 4.5%
  2,650   American Freightways
            Corporation*..................       55,650
  4,215   CNF Transportation, Inc.........      164,122
  4,285   Expeditors International of
            Washington, Inc...............      138,459
  2,992   Hunt (J.B.) Transport
            Services, Inc.................       44,319
  1,000   M.S. Carriers, Inc.*............       28,500
  5,460   Swift Transportation
            Company, Inc.*................      113,636
  4,040   Werner Enterprises, Inc.........       85,471
                                            -----------
                                                630,157
                                            -----------
          TOTAL COMMON STOCKS
            (Cost $13,242,586)............  $13,928,735
                                            -----------


TOTAL INVESTMENTS
  (Cost $13,242,586**).........  100.1%     13,928,735
OTHER ASSETS AND LIABILITIES
  (Net)........................  (0.1%)        (10,612)
                                 ------    -----------
NET ASSETS.....................  100.0%    $13,918,123
                                 ======    ===========

--------------------------


*                       Non-income producing security.
** Aggregate cost for Federal tax purposes is $13,903,302.


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY VALUE PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS


                                               Value
Shares                                       (Note 1)
------                                       --------
COMMON STOCKS - 99.8%
          Aerospace & Defense - 1.3%
  7,500   AAR Corporation.................  $   160,312
 11,100   GenCorp, Inc....................      238,650
  6,400   Kaman Corporation, Class A......       83,600
                                            -----------
                                                482,562
                                            -----------

          Air Transportation - 1.3%
  7,000   Alaska Air Group, Inc.*.........      302,750
 10,100   America West Holdings
            Corporation, Class B*.........      196,950
                                            -----------
                                                499,700
                                            -----------
          Apparel - 2.8%
  4,800   Brown Shoe Company, Inc.........       83,400
  7,600   Kellwood Company................      181,450
  9,100   Nautica Enterprises, Inc.*......      122,281
  4,900   Springs Industries, Inc.,
            Class A.......................      184,056
 12,600   Stride Rite Corporation.........      109,462
  8,500   Talbots, Inc....................      262,969
 10,900   Wolverine World Wide, Inc.......      123,306
                                            -----------
                                              1,066,924
                                            -----------

          Banks - 10.0%
  8,600   BancWest Corporation............      359,588
  7,800   Bank United Corporation,
            Class A.......................      267,638
  3,875   Chittenden Corporation..........      105,109
  7,500   Citizens Banking Corporation of
            Michigan......................      198,750
  9,575   CNB Bancshares, Inc.............      546,972
  3,600   Dime Community Bancshares.......       78,300
  6,102   F & M National Corporation......      192,213
  5,207   FNB Corporation.................      140,589
 18,858   Fulton Financial Corporation....      361,838
  9,356   One Valley Bancorp, Inc.........      357,867
  6,697   Provident Bankshares
            Corporation...................      161,565
 11,100   Republic Bancorp, Inc...........      149,850
 11,800   United Bankshares, Inc..........      303,113
 11,600   UST Corporation.................      352,350
                                               Value
Shares                                       (Note 1)
------                                       --------
          Banks (continued)
  6,300   Whitney Holding Corporation.....  $   237,825
                                            -----------
                                              3,813,567
                                            -----------

          Business Services - 5.1%
  6,000   ABM Industries, Inc.............      138,000
 20,900   Century Business
            Services, Inc.*...............      270,394
  2,900   Chemed Corporation..............       88,087
  9,800   Kelly Services, Inc.,
            Class A.......................      275,625
 25,500   Modis Professional
            Services, Inc.*...............      403,219
 13,400   Ogden Corporation...............      304,850
  7,700   Standard Register Company.......      208,381
 11,400   Wallace Computer
            Services, Inc.................      243,675
                                            -----------
                                              1,932,231
                                            -----------

          Chemicals - 4.4%
 12,700   Albemarle Corporation...........      219,869
  7,200   AMCOL International
            Corporation...................      104,400
  6,300   Dexter Corporation..............      229,556
 22,700   Ethyl Corporation...............      120,594
  9,600   Ferro Corporation...............      230,400
  6,300   Lilly Industries, Inc.,
            Class A.......................      100,012
  8,600   Schulman (A.), Inc..............      154,262
  4,300   WD-40 Company...................      105,350
  8,600   Wellman, Inc....................      144,587
 15,200   Witco Corporation...............      246,050
                                            -----------
                                              1,655,080
                                            -----------

          Construction - 5.1%
  5,200   Florida Rock
            Industries, Inc...............      207,675
 14,300   Interface, Inc..................      124,231
  6,900   Justin Industries, Inc..........       98,541
 13,100   Kaufman & Broad Home
            Corporation...................      267,731
 14,000   Morrison Knudson Corporation*...      150,500
 11,800   Pulte Corporation...............      272,875
  4,100   Ryland Group, Inc. (The)........       98,656
  8,000   Standard Pacific Corporation....       89,500
  5,700   Texas Industries, Inc...........      182,400
 10,100   Toll Brothers, Inc.*............      204,525


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY VALUE PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)

                                               Value
Shares                                       (Note 1)
------                                       --------
          Construction (continued)
 10,800   United Dominion Industries,
            Ltd...........................  $   252,450
                                            -----------
                                              1,949,084
                                            -----------

          Consumer Durables - 2.0%
  3,500   Bassett Furniture
            Industries, Inc...............       71,312
 11,100   Kimball International, Inc.,
            Class B.......................      214,369
 14,300   La-Z Boy, Inc...................      313,706
  7,300   Sturm Ruger & Company, Inc......       70,262
  4,300   Thomas Industries, Inc..........       83,581
                                            -----------
                                                753,230
                                            -----------
          Drugs & Medicine - 0.5%
  3,800   Diagnostic Products
            Corporation...................       98,800
  8,800   Owens & Minor, Inc..............       97,350
                                            -----------
                                                196,150
                                            -----------

          Electronics - 0.5%
  8,300   Varian Medical Systems, Inc.          179,488
                                            -----------
          Energy & Utilities - 14.9%
  8,400   Atmos Energy Corporation........      210,525
 11,100   Avista Corporation..............      191,475
  5,900   Black Hills Corporation.........      146,025
  3,500   California Water Services
            Company.......................      104,562
  4,600   Central Hudson Gas & Electric
            Corporation...................      194,350
  6,200   Cleco Corporation...............      206,150
  5,900   Commonwealth Energy System......      258,125
  5,600   Eastern Utilities Associates....      167,650
  4,700   Empire District Electric
            Company.......................      119,850
  8,000   Energen Corporation.............      150,999
  8,800   Hawaiian Electric
            Industries, Inc...............      312,950
 10,300   IDACORP, Inc....................      322,519
  4,800   Laclede Gas Company.............      104,100
  4,400   Madison Gas & Electric Company..       86,900
 19,800   Minnesota Power, Inc............      352,688
  4,900   New Jersey Resources
            Corporation...................      189,875
  6,800   Northwest Natural Gas Company...      170,000
  6,300   Northwestern Corporation........      155,925
  8,600   ONEOK, Inc......................      267,138
                                               Value
Shares                                       (Note 1)
------                                       --------
          Energy & Utilities (continued)
  9,400   Peoples Energy Corporation......  $   342,513
  8,500   Piedmont Natural Gas, Inc.......      285,281
 11,100   Public Service Company of New
            Mexico........................      208,819
 10,100   RGS Energy Group, Inc...........      261,338
  1,638   Sierra Pacific Resources........       39,926
  6,500   SIGCORP, Inc....................      174,281
  8,400   Southwest Gas Corporation.......      234,150
  3,900   United Illuminating Company.....      195,000
  7,300   WPS Resources Corporation.......      212,613
                                            -----------
                                              5,665,727
                                            -----------

          Energy - Raw Materials - 4.3%
  6,200   Eastern Enterprises.............      278,613
 13,500   Helmerich & Payne, Inc..........      372,094
 15,100   Tidewater, Inc..................      490,750
 27,100   USEC, Inc.......................      293,019
 17,600   Varco International, Inc.*......      217,800
                                            -----------
                                              1,652,276
                                            -----------

          Food & Agriculture - 1.8%
 11,200   Bob Evans Farms, Inc............      228,200
  8,100   Lance, Inc......................      105,300
  7,000   Mississippi Chemical
            Corporation...................       52,938
 13,700   Universal Foods Corporation.....      289,413
                                            -----------
                                                675,851
                                            -----------

          Insurance - 5.6%
  6,000   Chicago Title Corporation.......      271,875
  9,500   Commerce Group, Inc. (The)......      211,375
 10,000   Enhance Financial Services
            Group, Inc....................      205,000
 17,500   First American Financial
            Corporation...................      260,313
  7,300   Foremost Corporation of
            America.......................      173,375
  8,000   Harleysville Group, Inc.........      155,500
  7,900   HSB Group, Inc..................      293,781
 16,900   Ohio Casualty Company...........      259,838
  7,700   Selective Insurance Group.......      137,156
  2,900   Trenwick Group, Inc.............       63,619



                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY VALUE PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)

                                               Value
Shares                                       (Note 1)
------                                       --------
          Insurance (continued)
  4,700   Zenith National Insurance
            Corporation...................  $   101,344
                                            -----------
                                              2,133,176
                                            -----------
          Liquor - 1.5%
 10,100   Coors, (Adolph) Company,
            Class B                             576,331
                                            -----------
          Media - 2.2%
  7,500   Banta Corporation...............      176,250
 29,200   Hollingher
            International, Inc............      313,900
 12,100   Lee Enterprises, Inc............      347,119
                                            -----------
                                                837,269
                                            -----------
          Miscellaneous Finance - 2.6%
  7,000   Advanta Corp., Class A..........      137,812
  5,300   Bay View Capital Corporation....       86,456
  7,400   Downey Financial Corporation....      157,250
  8,200   Fidelity National
            Financial, Inc................      126,075
  2,600   JSB Financial, Inc..............      138,125
 14,860   Washington Federal, Inc.........      354,783
                                            -----------
                                              1,000,501
                                            -----------
          Motor Vehicles - 4.6%
  7,100   Arvin Industries, Inc...........      253,825
  7,363   Borg-Warner Automotive, Inc.....      348,822
  9,500   Fleetwood Enterprises, Inc......      193,563
  8,066   Modine Manufacturing Company....      239,964
  6,300   Smith (A.O.) Corporation........      170,888
  7,400   Superior Industries
            International, Inc............      207,200
 12,800   Tower Automotive, Inc.*.........      256,000
  5,000   Wynns International, Inc........       90,000
                                            -----------
                                              1,760,262
                                            -----------
          Non-Durables & Entertainment - 2.0%
  9,400   Jostens, Inc....................      189,175
  4,100   Riviana Foods, Inc..............       78,412
  5,800   Russ Berrie & Company, Inc......      135,937
 15,700   Tupperware Corporation..........      354,231
                                            -----------
                                                757,755
                                            -----------
                                               Value
Shares                                       (Note 1)
------                                       --------

          Non-Ferrous Metals - 0.3%
  4,000   Commercial Metals Company         $   122,500
                                            -----------

          Paper & Forest Products - 3.2%
  6,800   Caraustar Industries, Inc.......      154,275
  5,900   Chesapeake Corporation..........      199,494
 11,400   Glatefelter (P.H.) Company......      150,337
 11,600   Pentair, Inc....................      527,800
 14,200   Wausau-Mosinee Paper
            Corporation...................      195,250
                                            -----------
                                              1,227,156
                                            -----------

          Producer Goods - 10.5%
  9,800   Baldor Electric Company.........      173,950
  5,400   Barnes Group, Inc...............      106,987
  6,550   CLARCOR, Inc....................      117,491
 12,400   Federal Signal Corporation......      259,625
 10,000   Flowserve Corporation...........      158,125
  6,650   Hughes Supply, Inc..............      154,612
  7,800   IDEX Corporation................      230,588
    228   Juno Lighting, Inc..............        2,779
  7,900   Kennametal, Inc.................      209,350
 13,100   Mark IV Industries, Inc.........      259,544
 11,600   MascoTech, Inc..................      200,100
 10,000   Milacron, Inc...................      180,000
  5,700   Regal-Beloit Corporation........      127,180
  4,400   Standard Products Company.......      152,350
  3,500   Standex International
            Corporation...................       80,062
  5,600   Tecumseh Products Company,
            Class A.......................      319,200
 16,300   Timken Company..................      286,269
 11,800   Trinity Industries, Inc.........      370,225
  7,200   Watts Industries, Inc.,
            Class A.......................      158,400
 10,700   YORK International
            Corporation...................      440,038
                                            -----------
                                              3,986,875
                                            -----------

          Railroad & Shipping - 0.8%
 11,800   Alexander & Baldwin, Inc........      285,413
                                            -----------



                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY VALUE PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)

                                               Value
Shares                                       (Note 1)
------                                       --------
          Retail - 3.2%
  7,100   Cato Corporation, Class A.......  $    95,406
 10,700   Longs Drug Stores, Inc..........      336,381
 12,700   Ruddick Corporation.............      235,744
  7,200   ShopKo Stores, Inc.*............      206,100
 10,000   Zale Corporation*...............      346,875
                                            -----------
                                              1,220,506
                                            -----------

          Steel - 2.5%
 15,800   AK Steel Holding Corporation....      331,800
  6,000   Carpenter Technology
            Corporation...................      137,250
  3,100   Cleveland-Cliffs, Inc...........       99,394
 24,900   Worthington Industries, Inc.....      373,500
                                            -----------
                                                941,944
                                            -----------

          Tires & Rubber - 2.4%
  5,800   Bandag, Inc.....................      192,850
  8,300   Carlisle Companies, Inc.........      332,000
 20,600   Cooper Tire & Rubber Company....      391,400
                                            -----------
                                                916,250
                                            -----------

          Tobacco - 0.8%
  4,300   Schweitzer-Maudit
            International, Inc............       58,319
  8,900   Universal Corporation...........      252,538
                                            -----------
                                                310,857
                                            -----------
                                               Value
Shares                                       (Note 1)
------                                       --------

          Travel & Recreation - 0.3%
 13,500   Prime Hospitality Corporation*    $   125,719
                                            -----------

          Trucking & Freight - 3.3%
  6,700   Arnold Industries, Inc..........       95,475
  4,700   Circle International
            Group, Inc....................      116,325
  9,400   Hunt (J.B.) Transport
            Services, Inc.................      139,237
  5,300   Roadway Express, Inc............      111,631
 15,550   Rollins Truck Leasing
            Corporation...................      161,331
  7,200   USFreightways Corporation.......      349,200
 12,500   Werner Enterprises, Inc.........      264,453
                                            -----------
                                              1,237,652
                                            -----------
          TOTAL COMMON STOCKS
          (Cost $36,708,465)                 37,962,036
                                            -----------



TOTAL INVESTMENTS
(Cost $36,708,465**)..........    99.8%     37,962,036
OTHER ASSETS AND LIABILITIES
         (Net)................     0.2%         59,068
                                -------    -----------
NET ASSETS....................   100.0%    $38,021,104
                                =======    ===========


--------------------------


*                       Non-income producing security.
** Aggregate cost for Federal tax purposes is $36,506,591.


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS



                                              Value
Shares                                       (Note 1)
------                                       --------
COMMON STOCKS - 99.9%

          Aerospace - 1.3%
    100   Aviation Sales Company*........  $      3,100
  7,200   Boeing Company.................       326,250
    300   Cordant Technologies, Inc......        12,413
    500   Crane Company..................        12,031
  2,000   General Dynamics Corporation...       126,000
  1,248   Goodrich (B.F.) Company........        46,098
    600   Kaman Corporation..............         7,837
    300   Litton Industries, Inc.*.......        19,200
  2,800   Lockheed Martin Corporation....       103,600
    500   Northrop Grumman Corporation...        36,250
  2,600   Raytheon Company, Class B......       177,125
  1,400   Rockwell International
            Corporation..................        82,775
    300   Stanford
            Telecommunications, Inc.*....         8,625
  1,100   Textron, Inc...................        88,825
    900   TRW, Inc.......................        49,050
  3,567   United Technologies
            Corporation..................       235,868
                                           ------------
                                              1,335,047
                                           ------------

          Air Transportation - 0.5%
    300   Air Express International
            Corporation..................         7,331
    400   Airborne Freight Corporation...        10,075
    300   Alaska Air Group, Inc.*........        12,975
    700   America West Holdings
            Corporation, Class B*........        13,650
  1,100   AMR Corporation................        64,488
    500   Atlantic Coast Airlines
            Holdings, Inc.*..............         9,937
    300   Atlas Air, Inc.*...............         8,175
    600   COMAIR Holdings, Inc...........        12,675
    400   Continental Airlines, Inc.,
            Class B*.....................        16,325
  1,000   Delta Air Lines, Inc...........        50,813
    600   Eagle USA Airfreight, Inc.*....        16,800
  2,300   FDX Corporation*...............        97,606
    600   Frontier Airlines, Inc.*.......         7,537
    700   Galileo International, Inc.....        33,950
    100   Midway Airlines Corporation*...           700
                                              Value
Shares                                       (Note 1)
------                                       --------
          Air Transportation (continued)
    500   Northwest Airlines
            Corporation*.................  $     14,750
    400   SkyWest, Inc...................         8,050
  3,500   Southwest Airlines Company.....        58,406
    400   UAL Corporation*...............        25,925
    500   US Airways Group, Inc.*........        15,406
                                           ------------
                                                485,574
                                           ------------

          Apparel - 0.4%
    700   Abercrombie & Fitch Co.,
            Class A*.....................        24,413
    466   Alba-Waldensian, Inc...........         5,475
    200   Barry (R.G.) Corporation.......         1,275
    500   Bluefly, Inc.*.................         4,562
    100   Buckle, Inc.*..................         1,687
    300   Children's Place Retail
            Stores, Inc.*................         9,487
    600   Columbia Sportswear Company*...        10,763
    150   Cutter & Buck, Inc.*...........         1,950
    300   Dress Barn, Inc.*..............         4,519
    200   Escalade, Inc..................         3,550
    300   Footstar, Inc.*................         9,750
    900   Goody's Family
            Clothing, Inc................         8,297
    850   Jones Apparel Group*...........        22,047
    300   Just For Feet, Inc.*...........         1,219
    400   Kellwood Company...............         9,550
    300   Kenneth Cole
            Productions, Inc.*...........        10,256
    400   Liz Claiborne, Inc.............        14,700
    100   Nautica Enterprises, Inc.*.....         1,344
  2,100   Nike, Inc., Class B............        97,125
    400   OshKosh B'Gosh, Inc.,
            Class A......................         6,450
    450   Pacific Sunwear of
            California, Inc.*............        10,463
    100   Perry Ellis
            International, Inc.*.........         1,225
    400   Polo Ralph Lauren
            Corporation*.................         7,750
    800   Polymer Group, Inc.*...........        11,200
    250   Quiksilver, Inc.*..............         4,312
    600   Reebok International Ltd.*.....         7,087
    400   Russell Corporation............         6,700
    200   Shoe Carnival, Inc.*...........         2,325
    300   Springs Industries, Inc.,
            Class A......................        11,269
    100   Superior Uniform
            Group, Inc...................         1,112
    300   Talbots, Inc...................         9,281
    100   Tarrant Apparel Group*.........         1,462


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Apparel (continued)
    586   The Men's Wearhouse, Inc.*.....  $     12,086
    800   V.F. Corporation...............        28,800
    100   Vulcan International
            Corporation..................         3,475
    600   Warnaco Group, Inc.,
            Class A......................        13,200
    600   WestPoint Stevens, Inc.*.......        14,400
                                           ------------
                                                394,566
                                           ------------

          Banks - 6.3%
    400   ABC Bancorp....................         5,350
  1,650   AmSouth Bancorporation.........        36,094
    200   ANB Corporation................         7,200
    200   Arrow Financial Corporation....         5,200
    400   Associated Banc-Corp...........        14,100
    200   BancFirst Corporation..........         6,913
    382   BancWest Corporation...........        15,972
 13,000   Bank of America Corporation....       786,500
    100   Bank of Granite Corporation....         2,162
  5,800   Bank of New York
            Company, Inc.................       207,350
  8,700   Bank One Corporation...........       349,631
    400   Bank United Corporation,
            Class A......................        13,725
  2,200   BankBoston Corporation.........       102,163
    300   Banknorth Group, Inc...........         8,700
  2,633   BB&T Corporation...............        88,206
    100   BNCCORP, Inc.*.................           787
    400   Brookline Bancorp, Inc.........         4,350
    194   BSB Bancorp, Inc...............         4,838
    105   California Independent
            Bancorp......................         1,903
    100   Carolina Fincorp, Inc..........           900
    440   Cascade Bancorp................         6,490
    200   CCB Financial Corporation......         9,450
    125   Central Coast Bancorp*.........         2,094
    200   Centura Banks, Inc.............         9,262
  6,300   Chase Manhattan Corporation....       527,231
    100   Citizens Financial Corporation,
            Class A*.....................         1,247
    300   City National Corporation......         9,956
    405   Civic BanCorp*.................         5,797
    200   CNB Bancshares, Inc............        11,425
    300   CNBT Bancshares, Inc...........         3,469
    800   Colonial BancGroup, Inc........         9,900
    405   Columbia Banking
            System, Inc.*................         5,847
                                              Value
Shares                                       (Note 1)
------                                       --------
          Banks (continued)
  1,200   Comerica, Inc..................  $     62,475
    100   Comm Bancorp, Inc..............         3,544
    200   Commerce Bancorp, Inc..........         8,600
    300   Commerce Bancshares, Inc.......        11,081
    100   Community Bancorp, Inc.*.......           800
    400   Community Bank System, Inc.....         9,850
    105   Community Banks, Inc...........         2,251
    600   Community Financial
            Group, Inc...................         8,700
    100   Community First Banking
            Company......................         1,862
    400   Community First
            Bankshares, Inc..............         8,212
    900   Compass Bancshares, Inc........        23,906
    400   Cullen/Frost Bankers, Inc......        10,450
    600   Doral Financial Corporation....         8,325
    300   EVEREN Capital Corporation.....         9,112
    200   FFLC Bancorp, Inc..............         3,600
    100   Fidelity Bancorp, Inc..........         1,681
  2,100   Fifth Third Bancorp............       139,125
    800   First American Corporation.....        32,100
    400   First BanCorp..................         8,250
    100   First Busey Corporation........         2,119
    100   First Charter Corporation......         2,175
    400   First Commonwealth Financial
            Corporation..................         9,625
    200   First Financial
            Bankshares, Inc..............         6,100
    100   First Mariner Bancorp, Inc.....         1,100
    300   First Midwest Bancorp, Inc.....        11,963
    100   First Midwest Financia, Inc....         1,456
    210   First Mutual Savings Bank......         2,487
  1,900   First Securities Corporation...        41,206
    900   First Tennessee National
            Corporation..................        28,800
  7,300   First Union Corporation........       302,950
    300   First Virginia Banks, Inc......        13,275
  5,200   Firstar Corporation............       139,425
    300   FIRSTFED AMERICA BANCORP,
            INC..........................         4,087
    400   FirstFed Financial
            Corporation..................         6,100
    600   FirstMerit Corporation.........        15,769
  4,300   Fleet Financial Group, Inc.....       171,194


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Banks (continued)
    400   Franchise Finance Corporation
            of America...................  $      8,675
    300   Franklin Bank N.A..............         2,728
    200   Frontier Financial
            Corporation..................         4,400
    520   Fulton Financial Corporation...         9,977
    600   GA Financial, Inc..............         8,812
    200   German American Bancorp........         4,250
    400   Great Southern
            Bancorp, Inc.................         9,150
  1,000   GreenPoint Financial
            Corporation..................        25,875
    100   Hallmark Capital Corp.*........         1,187
    700   Harbor Florida
            Bancshares, Inc..............         8,619
    133   Harleysville Savings Bank......         2,145
    150   Heritage Commerce
            Corporation*.................         2,250
  1,300   Hibernia Corporation,
            Class A......................        16,819
    100   Horizon Financial Corp.........         1,175
    400   Hudson United Bancorp..........        12,725
  1,650   Huntington Bancshares, Inc.....        49,397
    524   Imperial Bancorp*..............         8,908
    800   Independence Community Bank
            Corp.........................         9,900
    100   Indiana United Bancorp.........         2,044
    100   Interchange Financial Services
            Corporation/NJ...............         1,725
  1,300   J.P. Morgan & Company..........       167,944
    100   Kentucky First
            Bancorp, Inc.................         1,175
  3,500   KeyCorp........................       101,500
    400   Keystone Financial, Inc........        10,625
    120   Lakeland Bancorp, Inc..........         1,470
    100   Laurel Capital Group, Inc......         1,525
    200   LSB Bancshares, Inc............         3,662
    100   M&T Bank Corporation...........        46,400
    200   Mahoning National
            Bancorp, Inc.................         7,900
    200   Main Street Bancorp, Inc.......         2,375
    800   Marshall & Ilsley
            Corporation..................        46,850
    100   Mayflower Cooperative Bank.....         1,762
  3,900   Mellon Bank Corporation........       130,163
  1,200   Mercantile
            Bancorporation, Inc..........        66,225
    400   Mercantile Bankshares
            Corporation..................        13,100
    300   Merchants Bancshares, Inc......         7,237
    100   Merchants New York Bancorp,
            Inc..........................         3,606
                                              Value
Shares                                       (Note 1)
------                                       --------
          Banks (continued)
  4,800   National City Corporation......  $    132,600
    700   National Commerce
            Bancorporation...............        14,831
    300   Net.B@nk, Inc.*................         6,975
    100   North Bancshares, Inc..........         1,275
  1,500   North Fork
            Bancorporation, Inc..........        27,188
    300   Northern States Financial
            Corporation..................         7,069
    800   Northern Trust Corporation.....        67,850
    100   Norwood Financial
            Corporation..................         2,362
    100   NSD Bancorp, Inc...............         2,025
    100   OHSL Financial Corporation.....         2,037
    790   Old Kent Financial
            Corporation..................        31,205
    300   Old National Bancorp...........         9,000
    300   One Valley Bancorp, Inc........        11,475
    200   Pacific Bank, N.A..............         3,725
    500   Pacific Century Financial
            Corporation..................         9,281
    100   Pacific Crest Capital, Inc.....         1,537
    500   People's Bank Bridgeport.......        13,125
    600   Peoples Heritage Financial
            Group, Inc...................        10,088
  2,300   PNC Bank.......................       120,319
    900   Popular, Inc...................        24,806
    300   Professional Bancorp, Inc......         6,187
    310   Provident Bankshares
            Corporation..................         7,479
    300   Provident Financial
            Group, Inc...................        12,563
    300   Queens County Bancorp, Inc.....         8,250
  1,600   Regions Financial
            Corporation..................        56,500
    400   Republic Bancorp, Inc..........         5,400
    600   Republic Bancorp, Inc.,
            Class A......................         5,794
    800   Republic New York
            Corporation..................        55,500
    300   S&T Bancorp, Inc...............         6,956
    200   S.Y. Bancorp, Inc..............         4,587
    100   Savannah Bancorp, Inc..........         2,037
    600   Security First Technologies
            Corporation*.................        22,200
    200   Six Rivers National Bank*......         2,800
    763   Sky Financial Group, Inc.......        18,558
    100   South Carolina Community
            Bancshares, Inc..............         1,475


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Banks (continued)
    200   Southern Missouri
            Bancorp, Inc.................  $      2,800
  1,200   SouthTrust Corporation.........        42,375
    100   Southwest Bancorp of
            Texas, Inc.*.................         1,725
    418   State Bancorp, Inc.............         6,688
  1,300   State Street Corporation.......        77,838
    100   Sterling Bancorp/NY............         1,781
    100   Suffolk Bancorp................         2,675
  1,200   Summit Bankcorp................        40,050
  2,400   SunTrust Banks, Inc............       154,350
    500   Susquehanna
            Bancshares, Inc..............         8,312
  1,700   Synovus Financial
            Corporation..................        32,088
    600   Telebanc Financial
            Corporation*.................        14,175
    100   Texarkana First Financial
            Corporation..................         2,391
    100   Tompkins Trustco, Inc..........         3,087
    400   TrustCo Bank Corporation/NY....        11,900
    400   Trustmark Corporation..........         9,225
  5,600   U.S. Bancorp...................       172,900
  1,000   Union Planters Corporation.....        42,188
  1,200   UnionBanCal Corporation........        46,050
    400   United Bankshares, Inc.........        10,275
    300   United Financial Corporation...         6,206
    400   United National Bancorp........         8,750
    100   United Tennessee
            Bankshares, Inc..............         1,250
    399   Valley National Bancorp........        10,374
  1,500   Wachovia Corporation...........       117,563
 12,400   Wells Fargo Company............       493,675
    200   WesBanco, Inc..................         5,700
    300   Westamerica Bancorporation.....         9,581
    300   Western Bancorp................        11,925
    200   Wilmington Trust Corporation...        10,000
    600   Zions Bancorporation...........        29,850
                                           ------------
                                              6,285,053
                                           ------------

          Business Machines - 12.1%
  2,700   3Com Corporation*..............        66,994
    700   Adaptec, Inc.*.................        27,300
    400   Adobe Systems, Inc.............        39,850
    600   Advanced Digital Information
            Corporation*.................        19,350
    100   Amplicon, Inc..................         1,200
                                              Value
Shares                                       (Note 1)
------                                       --------
          Business Machines (continued)
  1,200   Apple Computer, Inc............  $     78,300
    400   Artesyn Technologies, Inc.*....         8,775
    600   Autodesk, Inc..................        13,800
    200   Black Box Corporation*.........         9,175
  1,767   BMC Software, Inc.*............        95,087
    500   C3, Inc./NC*...................         6,156
  1,500   Cabletron Systems, Inc.*.......        25,219
    300   CACI International, Inc.,
            Class A*.....................         6,750
    900   Ceridian Corporation*..........        25,200
 23,708   Cisco Systems, Inc.*...........     1,607,699
  1,000   Comdisco, Inc..................        21,063
 12,600   Compaq Computer Corporation....       292,163
  1,100   Computer Horizons
            Corporation*.................        14,300
  2,700   Compuware Corporation*.........        81,506
    550   Comverse Technology, Inc.*.....        42,900
  1,000   Concord EFS, Inc.*.............        37,125
 18,900   Dell Computer Corporation*.....       922,556
    500   Diebold, Inc...................        13,313
  7,700   EMC Corporation*...............       462,000
    200   European Micro
            Holdings, Inc.*..............         1,800
    200   Evans & Sutherland Computer
            Corporation*.................         2,662
    400   Fair Issac & Company, Inc......        11,300
  1,200   Gateway 2000, Inc.*............       116,325
  7,500   Hewlett-Packard Company........       790,313
    900   Honeywell, Inc.................       102,150
    200   Hypercom Corporation*..........         1,550
    900   IKON Office Solutions, Inc.....        10,013
    600   InaCom Corp.*..................         5,850
  1,800   Informix Corporation*..........        13,106
 13,500   International Business Machines
            Corporation..................     1,681,594
    800   InterVoice, Inc.*..............        11,000
    400   Juniper Networks, Inc.*........        82,000
    200   Komag, Inc.*...................           637
  1,000   Lexmark International
            Group, Inc., Class A*........        78,750
    100   MicroAge, Inc.*................           316
    600   Microchip Technology, Inc.*....        32,850
    200   Micromuse, Inc.*...............        11,425
    900   Micron Electronics, Inc.*......         8,719


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Business Machines (continued)
 38,100   Microsoft Corporation*.........  $  3,526,631
    300   MIPS Technologies, Inc.*.......        10,275
    300   National Computer
            Systems, Inc.................        11,700
    900   NCR Corporation*...............        39,375
    300   Netegrity, Inc.*...............         6,675
    500   Network Appliance, Inc.*.......        32,844
  2,700   Novell, Inc.*..................        63,956
    400   Novellus Systems, Inc.*........        21,575
    300   Obie Media Corporation*........         3,122
 10,800   Oracle Systems Corporation*....       394,200
  1,900   Pitney Bowes, Inc..............       112,100
  2,400   Quantum Corporation - DLT &
            Storage Systems*.............        43,950
    600   Quantum Corporation - Hard Disk
            Drive*.......................         4,275
    100   Rimage Corporation*............         1,481
    200   SCM Microsystems, Inc.*........         8,400
  1,800   Seagate Technology, Inc.*......        59,738
  1,600   Silicon Graphics, Inc.*........        18,300
    600   Sterling Commerce, Inc.*.......        11,475
  1,100   Sterling Software, Inc.*.......        22,138
    600   Storage Technology
            Corporation*.................        12,600
  5,700   Sun Microsystems, Inc.*........       453,150
    800   SVI Holdings, Inc.*............         7,350
    300   Tech Data Corporation*.........        11,119
    200   Telxon Corporation.............         1,675
  1,000   Total System Services, Inc.....        15,500
    300   TransAct Technologies, Inc.....         1,950
    100   UniComp, Inc.*.................           425
  2,000   Unisys Corporation*............        86,000
    300   Visual Networks, Inc.*.........        12,450
  4,900   Xerox Corporation..............       233,975
    300   Xircom, Inc.*..................        11,944
                                           ------------
                                             12,120,489
                                           ------------

          Business Services - 5.8%
    300   24/7 Media, Inc.*..............        10,275
    700   A.D.A.M. Software, Inc.*.......         8,137
    100   Abacus Direct Corporation*.....        10,194
    300   ABM Industries, Inc............         6,900
    200   About.com, Inc.*...............         6,162
                                              Value
Shares                                       (Note 1)
------                                       --------
          Business Services (continued)
    200   AboveNet
            Communications, Inc.*........  $      6,787
    300   ACNielson Corporation*.........         7,500
    400   Advantage Learning
            Systems, Inc.*...............         8,975
    300   Affiliated Computer
            Services, Inc., Class A*.....        12,825
    500   Alcide Corporation*............         6,562
    200   Allaire Corporation*...........        10,000
  1,100   Allied Waste
            Industries, Inc.*............        14,025
  8,180   America Online, Inc.*..........       746,936
    100   American Business
            Products, Inc................         1,500
    200   American Locker Group, Inc.....         1,550
    400   American Management
            Systems, Inc.*...............        11,450
    400   American Superconductor
            Corporation*.................         4,850
    700   AnswerThink Consulting
            Group, Inc.*.................        12,950
    800   Apollo Group, Inc.,
            Class A*.....................        17,550
    400   Ariba, Inc.*...................        55,600
    700   Ashton Technology
            Group, Inc.*.................         6,453
    200   Aspen Technology, Inc.*........         1,712
  2,424   At Home Corporation,
            Series A*....................        97,263
  4,500   Automatic Data
            Processing, Inc..............       176,906
  3,600   AutoNation, Inc.*..............        46,575
  1,200   Avant! Corporation*............        16,950
    300   BARRA, Inc.*...................         6,150
    500   BEA Systems, Inc.*.............        12,063
    600   Block H & R, Inc...............        33,375
    500   Bowne & Company, Inc...........         6,937
    300   BroadVision, Inc.*.............        29,869
    200   Brocade Communications
            Systems, Inc.*...............        37,625
    700   Brookrout, Inc.*...............        11,025
    800   Cambridge Technology
            Partners, Inc.*..............        10,950
    500   Carelnsite, Inc.*..............        23,875
    400   Casella Waste Systems, Inc.,
            Class A*.....................         6,800
    200   Cash Technologies, Inc.*.......         2,250
    300   Catalyst
            International, Inc.*.........         4,575
    900   Catalytica, Inc.*..............        14,119


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Business Services (continued)
    500   Catapult Communications
            Corporation*.................  $      7,687
    200   CDW Computer Centers, Inc.*....         8,875
    500   CFI ProServices, Inc.*.........         5,625
    500   Charles River
            Associates, Inc.*............        12,125
    400   Cheap Tickets, Inc.*...........        14,800
    400   Checkfree Holdings
            Corporation*.................        11,700
    500   CIBER, Inc.*...................         9,156
    755   Cintas Corporation.............        38,788
    700   Citrix Systems, Inc.*..........        39,900
    400   Clarify, Inc.*.................        17,600
    700   Coinstar, Inc.*................        16,188
    700   Com21, Inc.*...................        12,600
    200   COMARCO, Inc...................         3,925
    600   Complete Business
            Solutions, Inc.*.............         9,262
  4,100   Computer Associates
            International, Inc...........       231,650
  1,200   Computer Sciences
            Corporation..................        83,025
    600   Computer Task Group, Inc.......        10,050
    400   Concur Technologies, Inc.*.....        10,000
  1,100   Convergys Corporation*.........        22,688
    300   Cornell Corrections, Inc.*.....         4,762
    300   Corporate Executive Board
            Company*.....................        10,538
    200   CoStar Group, Inc.*............         5,737
    200   Cotelligent, Inc.*.............           962
    400   Credence Systems
            Corporation*.................        17,200
    200   Creditrust Corporation*........         5,200
    300   Critical Path, Inc.*...........        10,050
    700   Crosswalk.Com, Inc.*...........         5,425
    600   CSG Systems
            International, Inc.*.........        13,538
    400   Cytec Industries, Inc.*........         9,325
    200   DBT Online, Inc.*..............         6,012
    600   Deluxe Corporation.............        20,438
    400   Dendrite
            International, Inc.*.........        16,650
    900   DeVRY, Inc.*...................        18,788
    200   Digital River, Inc.*...........         4,812
    200   DoubleClick, Inc.*.............        19,975
    100   DSET Corporation*..............         1,200
    400   DST Systems, Inc.*.............        26,600
                                              Value
Shares                                       (Note 1)
------                                       --------
          Business Services (continued)
  1,100   Dun & Bradstreet Corporation...  $     28,806
    300   EarthLink Network, Inc.*.......        14,700
    500   EarthWeb, Inc.*................        18,250
    900   eBay, Inc.*....................       113,006
    400   Eclipsys Corporation*..........         5,775
    900   Ecolab, Inc....................        33,806
  3,600   Electronic Data Systems
            Corporation..................       202,050
  1,300   Equifax, Inc...................        39,650
    200   FactSet Research
            Systems, Inc.................         9,262
    300   Factual Data Corp.*............         2,569
  3,200   First Data Corporation.........       140,800
    800   Fiserv, Inc.*..................        24,650
    200   Forrester Research, Inc.*......         6,700
    600   Frontline Communications
            Corporation*.................         4,200
    598   Gartner Group, Inc.,
            Class B*.....................        12,259
    500   Getty Images, Inc.*............        10,313
    200   Go2Net, Inc.*..................        13,000
    300   GoTo.com, Inc.*................        10,875
    100   GP Strategies Corporation*.....           781
    200   Great Plains
            Software, Inc.*..............         9,312
    500   GTECH Holdings Corporation*....        12,625
    550   HA-LO Industries*..............         3,334
    300   Hambrecht & Quist Group*.......        11,456
    600   Healtheon Corporation*.........        20,288
    400   High Speed Access Corp.*.......        10,500
    300   HNC Software, Inc.*............        10,913
    300   Hunt Corporation...............         2,456
    800   i2 Technologies, Inc.*.........        25,400
    300   ICOS Corporation*..............         9,544
    400   IDT Corporation*...............        11,850
    500   iMall, Inc.*...................         8,656
  2,300   IMS Health, Inc................        63,538
    200   Information Architects
            Corp.*.......................           431
    300   Information Resource
            Engineering, Inc.*...........         7,162
    400   Infoseek Corporation*..........        12,175
    400   Inktomi Corporation*...........        45,350
    100   Innodata Corporation*..........         3,337
    900   INSpire Insurance
            Solutions, Inc.*.............         8,831


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Business Services (continued)
    300   Integrated Systems, Inc.*......  $      2,981
    400   International
            Integration, Inc.*...........         9,200
    200   Internet Commerce Corporation,
            Class A*.....................         2,225
  2,000   Interpublic Group of
            Companies, Inc...............        79,250
    400   Intuit, Inc.*..................        35,825
    600   ISS Group, Inc.*...............        14,813
    700   IT Group, Inc.*................         8,356
    600   Ivex Packaging Corporation*....         9,300
    200   iVillage, Inc.*................         7,262
  1,000   J.D. Edwards & Company*........        18,375
    400   Keane, Inc.....................         8,650
    300   Kelly Services, Inc.,
            Class A......................         8,437
    900   Kroll-O'Gara Company*..........        17,269
    600   Labor Ready, Inc.*.............         9,637
    300   Lamar Advertising Company*.....        12,525
    600   Legato Systems, Inc.*..........        25,838
    300   LHS Group, Inc.*...............         9,956
    600   Lycos, Inc.*...................        24,375
    400   Manpower, Inc..................        10,800
    300   MAXIMUS, Inc.*.................        10,388
    450   Medical Manager Corporation*...        26,775
    200   MemberWorks, Inc.*.............         6,862
    600   Mentor Corporation.............        14,025
    400   Mentor Graphics Corporation*...         3,587
    400   Mercury Interactive
            Corporation*.................        19,100
    300   Metris Companies, Inc..........         8,269
    300   Micro Warehouse, Inc.*.........         3,675
    600   MicroTouch Systems, Inc.*......        10,275
    100   Microvision, Inc.*.............         1,637
    400   MindSpring
            Enterprises, Inc.*...........        11,675
    800   Modis Professional
            Services, Inc.*..............        12,650
    200   Momentum Business
            Applications, Inc.*..........         1,537
    400   Multex.com, Inc.*..............         6,650
    300   National Data Corporation......        11,475
    450   National Instruments
            Corporation*.................        13,472
    300   National Services
            Industries, Inc..............         9,600
    300   Navidec, Inc.*.................         3,187
    400   Navigant Consulting, Inc.*.....        17,550
                                              Value
Shares                                       (Note 1)
------                                       --------
          Business Services (continued)
    500   NCO Group, Inc.*...............  $     22,750
    200   NEON Systems, Inc.*............         6,575
    900   Network Associates, Inc.*......        15,188
    300   New Era of Networks, Inc.*.....         5,025
    300   Nielsen Media
            Research, Inc................        11,006
    500   NOVA Corporation/Georgia*......        13,000
    400   Ogden Corporation..............         9,100
  1,400   Omnicom Group, Inc.............       105,525
    400   ONYX Software Corporation*.....         6,450
    400   Orbital Sciences
            Corporation*.................         8,875
  2,400   Parametric Technology
            Corporation*.................        33,600
  2,000   Paychex, Inc...................        58,875
    100   Pegasus Systems, Inc.*.........         3,612
  1,700   PeopleSoft, Inc.*..............        24,013
    500   Peregrine Systems, Inc.*.......        16,500
    400   Performance Food Group
            Company*.....................        10,413
    600   Perot Systems Corporation,
            Class A*.....................        12,450
    500   Pittston Brink's Group.........        11,906
    400   Pixar, Inc.*...................        13,625
    300   Policy Management Systems
            Corporation*.................         9,169
    600   Portal Software, Inc.*.........        28,238
    300   Pre-Paid Legal
            Services, Inc.*..............         9,619
  1,000   Priceline.com, Inc.*...........        68,125
    400   Priority Healthcare
            Corporation, Class B*........        11,250
    600   Prodigy Communications
            Corporation*.................        11,138
    300   Profit Recovery Group
            International, Inc.*.........        11,419
    400   Programmer's
            Paradise, Inc.*..............         3,800
    400   Progress Software
            Corporation*.................        12,250
    100   PROVANT, Inc.*.................         1,375
    200   Proxim, Inc.*..................         9,750
    400   PSINet, Inc.*..................        19,150
    300   QLogic Corporation*............        26,119
    600   Quixote Corporation............         8,925
    500   R.H. Donnelley Corporation*....         8,656


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Business Services (continued)
    700   Radiant Systems, Inc.*.........  $     13,781
    600   RealNetworks, Inc.*............        49,050
    500   Redback Networks, Inc.*........        53,750
    500   Remedy Corporation*............        12,250
    400   Reynolds & Reynolds Company,
            Class A......................         8,750
    300   Right Management
            Consultants, Inc.*...........         4,200
  1,000   Robert Half
            International, Inc.*.........        26,250
    200   Rural Cellular Corporation,
            Class A*.....................         6,125
    800   Safety-Kleen Corporation*......        10,200
    700   Sanchez Computer
            Associates, Inc.*............        31,325
    300   SanDisk Corporation*...........        25,313
    300   Sapient Corporation*...........        21,900
    200   SDL, Inc.*.....................        16,375
    200   SEACOR SMIT, Inc.*.............        10,388
    800   Security Dynamics
            Technologies, Inc.*..........        18,900
    100   SEI Investments Company........         9,194
  2,600   ServiceMaster Company..........        42,900
    200   Shared Medical Systems
            Corporation..................        11,238
    600   Siebel Systems, Inc.*..........        41,213
    900   SMART Modular
            Technologies, Inc.*..........        18,731
    600   SOFTWORKS, Inc.*...............         3,900
    700   Sonic Foundry, Inc.*...........         6,300
    300   Spartech Corporation...........         8,344
    400   SportsLine USA, Inc.*..........         9,650
    200   SPSS, Inc.*....................         4,737
    800   Spyglass, Inc.*................         9,500
    100   SS&C Technologies, Inc.*.......           587
    300   Standard Register Company......         8,119
    400   StarMedia Network, Inc.*.......        15,475
    300   StarTek, Inc.*.................        11,025
    600   Stericycle, Inc.*..............         9,562
    600   Structural Dynamics Research
            Corporation*.................         9,675
    882   SunGard Data Systems, Inc.*....        22,050
                                              Value
Shares                                       (Note 1)
------                                       --------
          Business Services (continued)
    400   Sybron Chemicals, Inc.*........  $      6,450
    400   Sykes Enterprises, Inc.*.......         9,600
    500   Sylvan Learning
            Systems, Inc.*...............         9,937
    400   Symantec Corporation*..........        12,000
    500   Synopsys, Inc.*................        27,969
    200   Technisource, Inc.*............           975
    100   Telescan, Inc.*................         1,462
    700   TeleTech Holdings, Inc.*.......         7,787
    875   Tetra Tech, Inc.*..............        14,055
    500   The viaLink Company*...........         7,250
    800   theglobe.com, Inc.*............         8,800
    200   Thermo BioAnalysis
            Corporation*.................         3,650
    400   ThrustMaster, Inc.*............         6,450
    100   Tier Technologies, Inc.,
            Class B*.....................           750
    300   TMP Worldwide, Inc.*...........        16,613
    500   Transaction Systems
            Architects, Inc.,
            Class A*.....................        14,719
    300   True North
            Communications, Inc..........         9,881
    200   TSI International Software,
            Ltd.*........................         3,800
    400   Universal
            Electronics, Inc.*...........         9,600
    700   UNOVA, Inc.*...................        10,544
    400   URS Corporation................         9,900
    500   USinterenetworking, Inc.*......         7,500
    600   USWeb Corporation*.............        11,700
    200   Vantive Corporation*...........         1,662
    600   Verio, Inc.*...................        22,313
    400   VeriSign, Inc.*................        43,325
  1,300   VERITAS Software
            Corporation*.................        77,025
    600   VerticalNet, Inc.*.............        20,700
    600   Viad Corporation...............        17,963
    200   Vignette Corporation*..........        13,563
    500   Visio Corporation*.............        14,125
    500   Vitesse Semiconductor
            Corporation*.................        34,000
    300   Wackenhut Corporation,
            Class A......................         7,256
    500   Wall Data, Inc.*...............         3,625
  4,900   Waste Management, Inc..........       106,881
  1,000   Wave Systems Corp.,
            Class A*.....................         9,687
    700   Whittman-Hart, Inc.*...........        18,419
    600   XETA Corporation*..............         8,400
    300   Xoom.com, Inc.*................        11,663


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Business Services (continued)
  1,866   Yahoo!, Inc.*..................  $    275,235
    600   Young & Rubicam, Inc.*.........        26,775
                                           ------------
                                              5,847,366
                                           ------------

          Chemicals - 1.9%
    400   ACX Technologies, Inc.*........         4,950
  1,600   Air Products &
            Chemicals, Inc...............        54,400
  1,000   Airgas, Inc.*..................        13,125
    600   Albemarle Corporation..........        10,388
    600   AMCOL International
            Corporation..................         8,700
     50   Arch Chemicals, Inc.*..........           984
    300   Bio-Rad Laboratories, Inc.,
            Class A*.....................         7,987
    300   Brady Corporation, Class A.....         9,000
    400   Cabot Corporation..............         9,225
    100   ChemFirst, Inc.................         2,550
    600   Chromatics Color Sciences
            International, Inc.*.........         4,762
    800   Crompton & Knowles
            Corporation..................        14,000
    200   Dexter Corporation.............         7,287
  1,600   Dow Chemical Company...........       181,800
  8,200   du Pont (E.I.) de Nemours &
            Company......................       519,675
    700   Eastman Chemical Company.......        32,506
    400   Ferro Corporation..............         9,600
    200   Fuller (H. B.) Company.........        12,050
    300   Furon Company..................         4,800
    200   General Chemical
            Group, Inc...................           687
    400   Geon Company...................        11,950
    400   Great Lakes Chemical
            Corporation..................        16,475
    700   Hanna (M.A.) Company...........         9,581
    200   Hauser, Inc.*..................         1,106
    700   Hercules, Inc..................        22,794
    400   International Specialty
            Products, Inc................         3,775
    500   Lubrizol Corporation...........        12,688
    900   Lyondell Chemical Company......        13,106
    400   MacDermid, Inc.................        13,250
    400   Millennium Chemicals, Inc......         9,200
  3,000   Minnesota Mining &
            Manufacturing Company........       283,500
                                              Value
Shares                                       (Note 1)
------                                       --------
          Chemicals (continued)
  4,800   Monsanto Company...............  $    197,100
    400   Nalco Chemical Company.........        20,550
    100   NCH Corporation................         4,450
    100   Oil-Dri Corporation of
            America......................         1,500
    600   Olin Corporation...............         8,512
    100   OM Group, Inc..................         3,937
    100   OXiGENE, Inc.*.................           869
    200   Plymouth Rubber Company, Inc.,
            Class A*.....................         1,712
  1,200   PPG Industries, Inc............        72,075
  1,200   Praxair, Inc...................        56,400
    200   PubliCARD, Inc.*...............         1,300
  1,758   Rohm & Haas Company............        65,705
    900   RPM, Inc./Ohio.................        11,981
    700   Sigma-Aldrich Corporation......        22,575
    600   Solutia, Inc...................        12,000
    100   SurModics, Inc.*...............         1,525
    300   Tredegar Corporation...........         6,525
    400   Twinlab Corporation*...........         3,537
    900   Union Carbide Corporation......        51,188
    300   Valspar Corporation............        10,894
    500   W.R. Grace & Company*..........         9,562
    500   Witco Corporation..............         8,094
                                           ------------
                                              1,877,892
                                           ------------

          Construction - 0.5%
    100   ACMAT Corporation, Class A*....         1,025
    300   Armstrong World
            Industries, Inc..............        14,569
    300   CARBO Ceramics, Inc............         8,025
    300   Centex Construction
            Products, Inc................        11,531
    300   Centex Corporation.............         8,437
    800   Clayton Homes, Inc.............         7,600
    200   Continental Materials
            Corporation*.................         4,100
    300   Craftmade
            International, Inc...........         2,737
    600   D.R. Horton, Inc...............         8,737
    200   Dal-Tile
            International, Inc.*.........         1,775
    500   Dayton Superior Corporation*...         9,031
    400   Dycom Industries, Inc.*........        12,350
    400   EMCOR Group, Inc.*.............         8,525


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Construction (continued)
    100   Fiberstars, Inc.*..............  $        428
    200   Florida Rock
            Industries, Inc..............         7,987
    600   Fluor Corporation..............        24,825
    400   Giant Cement Holding, Inc.*....         8,850
    300   Granite Construction, Inc......         7,500
    700   Johns Manville Corporation.....        10,063
    600   Justin Industries, Inc.........         8,569
    400   Kaufman & Broad Home
            Corporation..................         8,175
    400   Lafarge Corporation............        11,000
    700   Lennar Corporation.............        13,300
    300   Lone Star Industries...........        10,313
    100   LSI Industries, Inc............         2,369
    300   M/I Schottenstein
            Homes, Inc...................         5,737
    300   Martin Marietta
            Materials, Inc...............        13,688
  3,000   Masco Corporation..............        84,938
    200   Nobility Homes, Inc............         1,375
    800   Oakwood Homes Corporation......         4,850
    400   Owens Corning..................        11,250
    500   Palm Harbor Homes, Inc.*.......         7,656
    400   Performance
            Technologies, Inc.*..........        12,925
    300   Puerto Rican Cement
            Company, Inc.................        10,931
    400   Pulte Corporation..............         9,250
    400   Quanta Services, Inc.*.........         8,975
  1,300   Sherwin-Williams Company.......        31,688
    300   Southdown, Inc.................        15,150
    400   Stanley Works..................        10,550
    300   Texas Industries, Inc..........         9,600
    500   Toll Brothers, Inc.*...........        10,125
    300   United Dominion Industries,
            Ltd..........................         7,012
    400   USG Corporation................        19,600
    900   Vulcan Materials Company.......        38,363
    600   Walter Industries, Inc.*.......         7,425
    200   West TeleServices
            Corporation*.................         2,125
    100   White Cap Industries, Inc*.....         1,487
                                           ------------
                                                536,521
                                           ------------
                                              Value
Shares                                       (Note 1)
------                                       --------

          Consumer Durables - 0.4%
    600   Black & Decker Corporation.....  $     31,575
    300   C & D Technologies, Inc........         9,450
    400   Champion Enterprises, Inc.*....         3,400
    400   Coachmen Industries, Inc.......         6,325
    400   CompX International, Inc.*.....         6,800
    600   Electric Lightwave, Inc.,
            Class A*.....................         7,725
    450   Ethan Allen Interiors, Inc.....        13,134
    700   Furniture Brands
            International, Inc.*.........        14,044
    200   Griffon Corporation*...........         1,425
    500   Hillenbrand
            Industries, Inc..............        14,250
    500   Kimball International, Inc.,
            Class B......................         9,656
    500   Knoll, Inc.*...................        13,375
    100   Koala Corporation*.............         2,812
    100   Koss Corporation...............         1,437
    400   La-Z-Boy, Inc..................         8,775
  1,300   Leggett & Platt, Inc...........        28,763
    300   Linens 'n Things, Inc.*........        10,275
    700   Maytag Corporation.............        43,838
    300   Mity-Lite, Inc.*...............         7,237
    400   Mohawk Industries, Inc.*.......         9,050
  2,036   Newell Rubbermaid, Inc.........        83,476
    100   Pulaski Furniture
            Corporation..................         1,850
    300   Recoton Corporation*...........         2,362
    200   Rent-A-Center, Inc.*...........         4,437
    700   Restoration Hardware, Inc.*....         5,512
    200   RF Monolithics, Inc.*..........         1,975
    800   Shaw Industries, Inc...........        16,000
    300   SLI, Inc.*.....................         7,350
    300   Thomas Industries, Inc.........         5,831
    300   Virco Mfg. Corporation.........         4,650
    600   Whirlpool Corporation..........        42,413
                                           ------------
                                                419,202
                                           ------------

          Containers - 0.2%
    300   Ball Corporation...............        13,481
    300   Bemis Company, Inc.............        11,381
  1,100   Crown Cork & Seal
            Company, Inc.................        29,219
    300   Greif Brothers Corporation,
            Class A......................         7,275
    100   Libbey, Inc....................         3,062


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Containers (continued)
    500   Mobile Mini, Inc.*.............  $      9,125
  1,000   Owens-Illinois, Inc.*..........        24,750
    600   Sealed Air Corporation*........        35,250
    200   Shorewood Packaging
            Corporation..................         2,950
    700   Sonoco Products Company........        16,625
                                           ------------
                                                153,118
                                           ------------

          Cosmetics - 1.9%
    400   Alberto-Culver Company.........        10,175
    300   Allou Health & Beauty
            Care, Inc., Class A*.........         1,912
  1,900   Avon Products, Inc.............        83,363
    200   Balchem Corporation,
            Class B......................         1,425
    100   Bush Boake Allen, Inc.*........         2,606
  1,800   Clorox Company.................        81,450
  4,300   Colgate-Palmolive Company......       230,050
    200   Del Laboratories, Inc..........         2,600
    600   Dial Corporation...............        16,650
  1,000   Estee Lauder Companies, Inc.,
            Class A......................        45,938
  8,200   Gillette Company...............       382,325
    700   International Flavors &
            Fragrances, Inc..............        28,525
  1,100   Nu Skin Enterprises, Inc.*.....        11,756
    700   Playtex Products, Inc.*........        10,194
  9,900   Proctor & Gamble Company.......       982,575
    300   Revlon, Inc., Class A*.........         6,094
    500   Styling Technology
            Corporation*.................         5,500
    100   SunStar Healthcare, Inc.*......           500
    100   Tristar Corporation*...........           569
                                           ------------
                                              1,904,207
                                           ------------

          Domestic Oil - 1.0%
    800   Amerada Hess Corporation.......        49,650
    400   Ashland, Inc...................        15,425
  2,400   Atlantic Richfield Company.....       211,050
    100   Cal Dive
            International, Inc.*.........         3,762
    300   Callon Petroleum Company*......         3,562
    200   Conoco, Inc., Class B..........         5,375
    100   CONSOL Energy, Inc.............         1,344
                                              Value
Shares                                       (Note 1)
------                                       --------
          Domestic Oil (continued)
    100   Crystal Gas Storage, Inc.......  $      4,300
    802   Devon Energy Corporation*......        30,977
  1,200   Diamond Offshore
            Drilling, Inc................        45,900
    600   Getty Realty Corporation.......         8,437
  2,000   Global Industries, Ltd.*.......        22,375
    300   Gulf Island
            Fabrication, Inc.*...........         3,862
    100   GulfMark Offshore, Inc.*.......         1,875
    159   Hallwood Energy Corporation*...           995
    100   Holly Corporation..............         1,412
    200   Houston Exploration Company*...         4,250
    100   HS Resources, Inc.*............         1,712
    773   Kerr-McGee Corporation.........        43,288
    300   Leviathan Gas Pipeline
            Partners, L.P................         7,162
    225   Midcoast Energy
            Resources, Inc...............         3,966
    200   Murphy Oil Corporation.........        10,150
    900   National-Oilwell, Inc.*........        15,300
    600   Newfield Exploration
            Company*.....................        18,225
    200   Nuevo Energy Company*..........         3,500
  1,300   Pennzoil Company...............        18,038
  1,900   Phillips Petroleum Company.....        96,900
  1,500   Pioneer Natural Resources
            Company......................        17,063
    700   Pogo Producing Company.........        14,613
    500   Pool Energy Services Co.*......        13,188
  2,200   R&B Falcon Corporation*........        28,325
    700   Santa Fe Snyder Corporation*...         6,825
    300   St. Mary Land & Exploration
            Company......................         7,950
    300   Stone Energy Corporation*......        15,975
    700   Sunoco, Inc....................        22,794
    400   TEPPCO Partners, L.P...........        10,250
    500   Tersoro Petroleum
            Corporation*.................         9,031
  1,000   Tosco Corporation..............        25,500
    700   TransMontaigne, Inc.*..........         8,312
    700   Transocean Offshore, Inc.......        23,800
    600   Ultramar Diamond Shamrock
            Corporation..................        15,675
    100   UniCapital Corporation*........           369
    500   UNIFAB International, Inc.*....         4,312


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Domestic Oil (continued)
  1,700   Union Pacific Resources
            Group, Inc...................  $     30,494
  1,800   Unocal Corporation.............        75,375
  2,400   USX-Marathon Group.............        74,700
    200   Vintage Petroleum, Inc.........         2,862
                                           ------------
                                              1,040,205
                                           ------------

          Drugs & Medicine - 10.2%
 11,200   Abbott Laboratories............       485,800
    200   Accredo Health, Inc.*..........         6,937
    200   Advance Paradigm, Inc.*........        10,600
  1,000   Aetna, Inc.....................        77,750
    300   Albany Molecular
            Research, Inc.*..............         9,375
    400   Alkermes, Inc.*................        14,850
    100   Allergan Specialty
            Therapeutics, Inc.,
            Class A*.....................         1,225
    500   Allergan, Inc..................        49,938
    300   Alpharma, Inc., Class A........        10,163
    840   ALZA Corporation*..............        42,315
    300   American Healthcorp, Inc.*.....         2,006
  9,900   American Home Products
            Corporation..................       410,850
    400   AmeriSource Health
            Corporation*.................        10,325
  3,800   Amgen, Inc.*...................       316,113
    200   Andrx Corporation*.............        14,375
    800   Anesta Corporation*............         9,200
    800   Apria Healthcare
            Group, Inc.*.................        13,500
    200   Arrow International............         5,800
    400   Aviron*........................        11,225
    800   Ballard Medical Products.......        19,600
    500   Bard (C.R.), Inc...............        23,313
    300   Barr Laboratories, Inc.*.......        10,350
    400   Bausch & Lomb, Inc.............        26,425
  2,100   Baxter International, Inc......       140,831
    300   Beckman Coulter, Inc...........        14,213
  2,000   Becton, Dickinson & Company....        56,250
    700   Bergen Brunswig Corporation,
            Class A......................        10,806
    400   Bindley Western
            Industries, Inc..............         6,700
  1,200   Biogen, Inc.*..................        92,100
    600   Biomatrix, Inc.*...............        11,775
                                              Value
Shares                                       (Note 1)
------                                       --------
          Drugs & Medicine (continued)
    800   Biomet, Inc.*..................  $     28,600
    200   BioTime, Inc.*.................         2,537
  2,800   Boston Scientific
            Corporation*.................        95,025
 14,800   Bristol-Myers Squibb Company...     1,041,550
  2,062   Cardinal Health, Inc...........       131,453
  1,100   CareMatrix Corporation*........         8,937
    500   Carter-Wallace, Inc............         8,937
    400   Cell Pathways, Inc.*...........         4,000
    400   Centennial HealthCare
            Corporation*.................         1,600
    700   Centocor, Inc.*................        41,913
    400   Cerus Corporation*.............        10,550
    400   Chattem, Inc...................         9,650
    200   ChiRex, Inc.*..................         6,050
  1,200   Chiron Corporation*............        38,550
    200   Collagen Aesthetics, Inc.......         3,250
  4,100   Columbia /HCA Healthcare
            Corporation..................       100,963
    800   Covance, Inc.*.................        12,850
    800   Coventry Health Care, Inc.*....         8,050
    200   D & K Healthcare
            Resources, Inc.*.............         4,550
    100   DataTRAK
            International, Inc.*.........           406
    500   Daxor Corporation..............         6,437
    500   DENTSPLY
            International, Inc...........        12,406
    200   Dura Pharmaceuticals, Inc.*....         2,662
    400   EntreMed, Inc.*................         8,350
    700   Enzo Biochem, Inc.*............        16,144
    700   Forest Laboratories, Inc.*.....        33,950
    900   Foundation Health
            Systems, Inc., Class A*......        11,475
    300   GelTex
            Pharmaceuticals, Inc.*.......         4,050
    200   Genentech, Inc., Special Common
            Stock*.......................        32,850
    500   Genzyme Corporation (General
            Division)*...................        28,219
     89   Genzyme Surgical Products*.....           578
    300   Gilead Sciences, Inc.*.........        23,381
  2,200   Guidant Corporation............       129,113
    600   HCR Manor Care, Inc.*..........        11,738
  1,800   Health Management
            Associates, Inc.,
            Class A*.....................        14,400


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Drugs & Medicine (continued)
    100   Healthcare
            Recoveries, Inc.*............  $        381
  2,900   HEALTHSOUTH Corporation*.......        23,744
    400   Henry Schein, Inc.*............         6,825
    400   Herbalife International, Inc.,
            Class A......................         4,800
    300   HORIZON Pharmacies, Inc.*......         1,275
    200   Human Genome
            Sciences, Inc.*..............        13,613
    800   Humana, Inc.*..................         7,250
    500   ICN Pharmaceuticals, Inc.......        10,375
    200   IDEC Pharmaceuticals
            Corporation*.................        25,413
  1,200   Immunex Corporation*...........        80,775
    500   Incyte
            Pharmaceuticals, Inc.*.......        14,188
    400   Invacare Corporation...........         7,475
    300   Isis Pharmaceuticals, Inc.*....         3,037
    300   i-STAT Corporation*............         3,187
    600   IVAX Corporation...............         9,900
 10,000   Johnson & Johnson..............     1,022,500
    600   K-V Pharmaceutical Company,
            Class A*.....................        10,238
    600   Laser Vision Centers, Inc.*....        14,363
    400   Ligand Pharmaceuticals, Inc.,
            Class B*.....................         2,700
  8,100   Lilly (Eli) & Company..........       604,463
    400   Mallinckrodt, Inc..............        12,825
    400   Maxxim Medical, Inc.*..........         9,850
  2,300   McKesson HBOC, Inc.............        71,588
    100   MedicalControl, Inc.*..........           800
    350   Medicis Pharmaceutical
            Corporation, Class A*........         9,537
    400   MedImmune, Inc.*...............        41,275
    300   MedQuist, Inc.*................        10,444
    100   Medstone
            International, Inc.*.........           662
  4,434   Medtronic, Inc.................       346,961
 17,500   Merck & Company, Inc...........     1,175,781
    100   Mesa Laboratories, Inc.*.......           494
    300   Millenium
            Pharmaceuticals, Inc.*.......        17,681
    200   Mine Safety Appliances
            Company......................        12,800
    200   MiniMed, Inc.*.................        18,188
    900   Mylan Laboratories, Inc........        17,831
    700   Myriad Genetics, Inc.*.........         8,225
                                              Value
Shares                                       (Note 1)
------                                       --------
          Drugs & Medicine (continued)
    400   National Health
            Realty, Inc..................  $      3,825
    200   NCS HealthCare, Inc.,
            Class A*.....................           725
    700   Northfield
            Laboratories, Inc.*..........         8,575
  1,000   Ocular Sciences, Inc.*.........        16,438
  1,300   Omnicare, Inc..................        12,513
    600   Organogenesis, Inc.*...........         4,800
    100   OrthAlliance, Inc.,
            Class A*.....................           631
    800   Orthodontic Centers of
            America, Inc.*...............        13,000
    800   Owens & Minor, Inc.............         8,850
    800   Oxford Health Plans, Inc.*.....        12,400
    300   PacifiCare Health
            Systems, Inc., Class B*......        18,000
    700   PAREXEL International
            Corporation*.................         6,912
    100   PathoGenesis Corporation*......         1,750
    300   Patterson Dental Company*......        12,300
    300   Pediatrix Medical
            Group, Inc.*.................         4,481
 28,800   Pfizer, Inc....................     1,087,200
    400   Pharmaceutical Marketing
            Services, Inc.*..............         8,100
    300   Precept Business
            Services, Inc., Class A*.....         1,125
    500   Province Healthcare Company*...         7,875
    900   PSS World Medical, Inc.*.......         8,044
    400   Quest Diagnostics, Inc.*.......        10,575
    779   Quintiles Transnational
            Corporation*.................        27,898
    600   Renal Care Group, Inc.*........        11,475
    400   Renex Corp.*...................         2,125
    100   ResMed, Inc.*..................         2,775
    400   Roberts Pharmaceutical
            Corporation*.................        10,725
    600   Rochester Medical
            Corporation*.................         6,000
    500   SafeScience, Inc.*.............        10,563
    200   SangStat Medical
            Corporation*.................         4,125
 11,100   Schering-Plough Corporation....       583,444
    200   Sepracor, Inc.*................        14,975
    100   SeraCare, Inc.*................           500
    400   Serologicals Corporation*......         2,550
    500   Sola International, Inc.*......         7,937


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Drugs & Medicine (continued)
    300   SonoSite, Inc.*................  $      8,325
    600   St. Jude Medical, Inc..........        21,750
    700   STERIS Corporation*............         8,794
    100   Stockwalk.com Group, Inc.*.....         1,100
    600   Stryker Corporation............        34,575
    400   SUGEN, Inc.*...................        12,500
    300   Sunrise Assited
            Living, Inc.*................         7,481
  1,200   Sunrise Technologies
            International, Inc.*.........         5,100
    600   Sybron International
            Corporation*.................        15,450
    100   Synaptic Pharmaceutical
            Corporation*.................           731
    300   Syncor International
            Corporation - Del*...........        10,800
  2,300   Tenet Healthcare
            Corporation*.................        40,106
    800   Total Renal Care
            Holdings, Inc.*..............         6,450
    300   Transkaryotic
            Therapies, Inc.*.............        11,813
    300   Triangle
            Pharmaceuticals, Inc.*.......         5,512
    500   Trigon Healthcare, Inc.*.......        18,156
    300   U.S. Bioscience, Inc.*.........         3,469
  1,400   United Healthcare
            Corporation..................        85,138
    500   Universal Health
            Services, Inc., Class B*.....        16,688
    688   US Oncology, Inc.*.............         7,052
    600   Ventana Medical
            Systems, Inc.*...............         9,600
    500   Vertex
            Pharmaceuticals, Inc.*.......        13,875
    500   Vical, Inc.*...................         6,687
  6,289   Warner-Lambert Company.........       416,646
    800   Watson
            Pharmaceuticals, Inc.*.......        28,700
    600   Wellpoint Health
            Networks, Inc.*..............        43,725
    100   Zonagen, Inc.*.................           400
                                           ------------
                                             10,205,162
                                           ------------

          Electronics - 8.0%
    400   Acxiom Corporation*............         7,025
  1,000   ADC
            Telecommunications, Inc.*....        37,063
    200   ADE Corporation*...............         2,700
    300   Adelphia Communications
            Corporation, Class A*........        18,600
    600   Advanced Communication
            Systems, Inc.*...............         7,687
                                              Value
Shares                                       (Note 1)
------                                       --------
          Electronics (continued)
  1,300   Advanced Micro
            Devices, Inc.*...............  $     26,894
    700   Advanced Radio Telecom Corp.*..         7,656
    200   Aetrium, Inc.*.................         1,400
    600   Align-Rite
            International, Inc.*.........         8,325
    100   Alpine Group, Inc.*............         1,638
  1,500   Altera Corporation*............        63,188
    500   American Access
            Technologies, Inc.*..........         3,562
  1,800   American Power Conversion
            Corporation*.................        31,613
    100   American Technical Ceramics
            Corp.*.......................           850
    900   American Tower Corporation,
            Class A......................        20,475
    600   American Xtal
            Technology, Inc.*............        14,925
  1,400   Amkor Technology, Inc.*........        24,675
    300   Amphenol Corporation,
            Class A*.....................        14,044
  1,200   Analog Devices, Inc.*..........        61,800
    100   Anaren Microwave, Inc.*........         2,687
    900   Andrew Corporation*............        15,750
    400   Anixter
            International, Inc.*.........         8,425
    300   ANTEC Corporation*.............        13,669
  2,800   Applied Materials, Inc.*.......       198,975
    700   Arrow Electronics, Inc.........        13,913
    200   Associated Group, Inc.,
            Class A*.....................        11,225
    200   AstroPower, Inc.*..............         2,900
    700   Atmel Corporation*.............        27,519
    700   Avid Technology, Inc.*.........         8,837
    300   Avnet, Inc.....................        13,275
    300   AVT Corporation*...............         8,475
    500   AVX Corporation................        14,969
    400   Aware, Inc.*...................        13,400
    100   Barnett, Inc.*.................           825
    200   BEI Technologies, Inc..........         2,225
    300   Broadcom Corporation,
            Class A*.....................        38,625
    100   Cable Design Technologies
            Corporation*.................         2,106
  1,300   Cadence Design
            Systems, Inc.*...............        17,713
    400   Candela Corporation*...........         5,600
    300   CapRock Communications Corp.*..         7,387
  1,100   CIENA Corporation*.............        38,638


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Electronics (continued)
    200   Cirrus Logic, Inc.*............  $      2,237
    600   CMGI, Inc.*....................        50,363
    400   Coherent, Inc.*................         7,575
    300   CommScope, Inc.*...............        10,331
    300   Communications
            Systems, Inc.................         3,656
  1,200   Computer Network Technology
            Corporation*.................        18,975
    200   Concentric Network
            Corporation*.................         4,387
    400   Concord
            Communications, Inc.*........        14,763
    700   Conexant Systems, Inc.*........        50,313
    400   CTS Corporation................        19,050
    200   Cubic Corporation..............         4,800
  1,000   Cypress Semiconductor
            Corporation*.................        23,125
    300   Dallas Semiconductor
            Corporation..................        15,150
  1,700   Digital Microwave
            Corporation*.................        23,269
    300   DSP Communications, Inc.*......         7,050
    200   DSP Group, Inc.*...............         7,700
    100   Ducommun, Inc..................         1,200
    200   DuPont Photomasks, Inc.*.......        10,725
  1,200   e.spire
            Communications, Inc.*........         9,600
    200   EchoStar Communications
            Corporation, Class A*........        16,725
    300   EG&G, Inc......................         9,544
    200   Electro Rent Corporation*......         2,425
    500   Electronics Boutique Holdings
            Corp.*.......................        11,250
    400   Electronics For
            Imaging, Inc.*...............        23,450
    400   Enviromental Tectonics
            Corporation*.................         4,275
    200   Espey Mfg. & Electronics
            Corp.........................         2,775
    700   Etec Systems, Inc.*............        30,800
    500   Exar Corporation*..............        18,250
    300   Excel Switching Corporation*...        10,463
    200   Gadzoox Networks, Inc.*........        18,075
    100   General Cable Corporation......         1,450
  1,300   General Instrument
            Corporation*.................        63,944
    700   Gentex Corporation*............        13,388
    300   Hadco Corporation*.............        12,469
    200   Harman International
            Industries, Inc..............         8,500
                                              Value
Shares                                       (Note 1)
------                                       --------
          Electronics (continued)
    300   Harmonic, Inc.*................  $     37,800
    400   Harris Corporation.............        10,500
    363   Hearst-Argyle
            Television, Inc.*............         9,188
    400   Hollywood Entertainment
            Corporation*.................         5,425
    100   Hungarian Telephone and Cable
            Corp.*.......................           631
    500   IMRglobal Corporation*.........         8,531
 24,958   Intel Corporation..............     2,051,236
    350   International Network
            Services*....................        18,616
    300   Invivo Corporation.............         4,200
    500   ITT Industries, Inc............        16,906
    600   JDS Uniphase Corporation*......        63,638
    900   Kent Electronics
            Corporation*.................        15,244
    100   Kentek Information
            Systems, Inc.................           800
    600   KLA-Tencor Corporation*........        37,688
    100   Kulicke & Soffa
            Industries, Inc..............         2,056
    300   L-3 Communications
            Holdings, Inc.*..............        11,906
    400   Lam Research Corporation*......        22,575
  1,100   Linear Technology
            Corporation..................        69,231
    200   Loronix Information
            Systems, Inc.*...............         1,875
  1,100   LSI Logic Corporation*.........        62,425
 22,610   Lucent Technologies, Inc.......     1,448,453
    300   Macromedia, Inc.*..............        11,888
  1,000   Maxim Integrated
            Products, Inc.*..............        67,313
    700   Measurement
            Specialties, Inc.*...........        11,638
    400   Mestek, Inc.*..................         8,400
  1,100   Metromedia Fiber
            Network, Inc., Class A*......        32,381
    500   MGC Communications, Inc.*......        11,500
  1,900   Micron Technology, Inc.........       141,669
    100   MOCON, Inc.....................           644
  1,000   Molex, Inc.....................        32,063
    100   Moore Products Company.........         2,187
  4,500   Motorola, Inc..................       415,125
    900   MRV Communications, Inc.*......        16,594
  1,400   National Semiconductor
            Corporation*.................        39,463
    400   NeoMagic Corporation*..........         3,250


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Electronics (continued)
    200   Network Solutions, Inc.,
            Class A*.....................  $     11,525
  2,300   Nextel Communications, Inc.,
            Class A*.....................       132,969
    500   Novoste Corporation*...........        10,969
    300   Oak Industries, Inc............         9,412
    300   OEC Medical Systems, Inc.*.....        10,350
    400   Omnipoint Corporation*.........        16,200
    200   ParkerVision, Inc.*............         5,537
    650   PE Corp-Celera Genomics
            Group*.......................        18,688
    700   PE Corp-PE Biosystems Group....        48,169
    800   Pericom Semiconductor
            Corporation*.................        12,800
    200   Plantronics, Inc.*.............        10,125
    160   Plexus Corp.*..................         4,760
    300   Power Integrations, Inc.*......        20,381
    300   Power-One, Inc.*...............         7,931
    100   Powerwave
            Technologies, Inc.*..........         4,244
    400   PRI Automation, Inc.*..........        11,450
  1,100   QUALCOMM, Inc.*................       211,406
    200   Rambus, Inc.*..................        19,400
    800   Rational Software
            Corporation*.................        21,650
    500   Rayovac Corporation............        11,750
    100   Reliability, Inc.*.............           375
    600   RF Micro Devices, Inc.*........        26,363
    500   SCI Systems, Inc.*.............        24,906
    500   Scientific-Atlanta, Inc........        25,625
    100   SMTEK International, Inc.*.....           550
    600   Snyder Communications, Inc.....        12,225
  2,000   Solectron Corporation*.........       156,500
    125   Superior TeleCom, Inc..........         3,289
    850   Symbol Technologies, Inc.......        29,591
    600   Tektronix, Inc.................        19,950
  2,900   Tellabs, Inc.*.................       172,731
    600   Teradyne, Inc.*................        40,838
    400   Terayon Communication
            Systems, Inc.*...............        14,400
  5,800   Texas Instruments, Inc.........       475,963
    800   Thermo Electron Corporation*...        12,700
    300   ThermoQuest Corporation*.......         3,112
    400   Thomas & Betts Corporation.....        18,000
    250   TranSwitch Corporation*........        12,422
                                              Value
Shares                                       (Note 1)
------                                       --------
          Electronics (continued)
    300   TriQuint
            Semiconductor, Inc.*.........  $     15,863
    300   Unitil Corporation.............         7,800
    500   Unitrode Corporation*..........        20,438
    700   Univision
            Communications, Inc.,
            Class A*.....................        51,625
    800   Varian Medical
            Systems, Inc.................        17,300
    675   Vishay
            Intertechnology, Inc.*.......        14,470
    600   VISX, Inc.*....................        54,300
    400   Waters Corporation*............        26,375
    300   Watkins-Johnson Company........         9,937
    200   Western Digital Corporation*...         1,225
    500   Western Wireless
            Corporation*.................        19,344
  1,100   Xilinx, Inc.*..................        76,931
    500   Zoran Corporation*.............        16,625
                                           ------------
                                              8,027,838
                                           ------------

          Energy & Utilities - 3.3%
  1,400   AES Corporation*...............        84,963
    600   AGL Resources, Inc.............        10,838
    800   Allegheny Energy, Inc..........        27,000
    400   Alliant Energy Corporation.....        11,575
    900   Ameren Corporation.............        36,056
  1,600   American Electric Power
            Company, Inc.................        58,100
    500   American Water Works
            Company, Inc.................        14,563
    300   Aquarion Company...............        10,800
    200   Artesian Resources Corporation,
            Class A......................         5,025
    400   Atmos Energy Corporation.......        10,025
    600   Avista Corporation.............        10,350
    700   Azurix Corp.*..................        12,994
    300   Bangor Hydro-Electric
            Company*.....................         4,931
    400   BEC Energy.....................        16,950
    300   California Water Services
            Company......................         8,962
    200   Calpine Corporation*...........        18,125
  1,441   Carolina Power & Light
            Company......................        52,416
    500   Cascade Natural Gas
            Corporation..................         9,156
  1,700   Central & South West
            Corporation..................        38,463
    200   Central Hudson Gas & Electric
            Corporation..................         8,450


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Energy & Utilities (continued)
  1,200   Cinergy Corporation............  $     36,450
  2,000   Citizens Utilities Company.....        22,000
    300   Cleco Corporation..............         9,975
    400   CMP Group, Inc.................        10,625
    800   CMS Energy Corporation.........        31,650
  1,700   Coastal Corporation............        73,631
    300   Colonial Gas Company...........        11,288
    600   Columbia Energy Group..........        35,438
    700   Conectiv, Inc..................        15,006
    200   Connecticut Water
            Service, Inc.................         5,900
  1,700   Consolidated Edison Company New
            York, Inc....................        74,800
    800   Consolidated Natural Gas
            Company......................        50,950
  1,000   Constellation Energy
            Group, Inc...................        29,625
  1,500   Dominion Resources, Inc./VA....        69,375
  1,500   DPL, Inc.......................        28,406
    400   DQE, Inc.......................        15,475
  1,000   DTE Energy Company.............        39,438
  2,700   Duke Energy Corporation........       155,250
  1,100   Dynegy, Inc....................        25,850
  2,600   Edison International...........        65,975
    800   El Paso Energy Corporation.....        29,250
    200   Empire District Electric
            Company......................         5,100
    700   Energy East Corporation........        17,500
    200   EnergySouth, Inc...............         4,025
  5,200   Enron Corporation..............       217,750
  1,600   Entergy Corporation............        47,700
    300   Equitable Resources, Inc.......        11,025
    200   E'Town Corporation.............        10,150
  1,800   FirstEnergy Corporation........        51,413
    700   Florida Progress Corporation...        32,813
  1,300   FPL Group, Inc.................        70,200
    800   GPU, Inc.......................        27,300
    300   Hawaiian Electric
            Industries, Inc..............        10,669
    300   IDACORP, Inc...................         9,394
    300   Illinova Corporation...........         9,562
    400   Indiana Energy, Inc............         8,475
    500   IPALCO Enterprises, Inc........        10,469
    600   K N Energy, Inc................        12,225
                                              Value
Shares                                       (Note 1)
------                                       --------
          Energy & Utilities (continued)
    400   Kansas City Power & Light
            Company......................  $      9,625
  1,000   KeySpan Corporation............        29,500
  1,300   LG&E Energy Corporation........        29,900
    400   Madison Gas & Electric
            Company......................         7,900
    500   MCN Energy Group, Inc..........         8,937
    400   MDU Resources Group, Inc.......         9,400
    500   MidAmerican Energy Holdings
            Company......................        14,313
    200   Middlesex Water Company........         6,000
    800   Minnesota Power, Inc...........        14,250
    800   Montana Power Company..........        24,750
    200   National Fuel Gas Company......         9,412
    200   National Wireless
            Holdings, Inc.*..............         3,100
    800   New Century Energies, Inc......        28,900
    400   New England ElectricSystem.....        20,875
    300   New Jersey Resources
            Corporation..................        11,625
  1,200   Niagara Mohawk Power
            Corporation..................        18,150
    300   NICOR, Inc.....................        11,606
    900   NiSource, Inc..................        21,375
  1,000   Northeast Utilities............        17,563
  1,000   Northern States Power..........        23,563
    400   Northwest Natural Gas Company..        10,000
    100   NorthWestern Corporation.......         2,475
    200   NUI Corporation................         5,125
  1,300   Ocean Energy, Inc.*............        13,163
    400   OGE Energy Corporation.........         9,400
  2,600   PacifiCorp.....................        53,138
  1,300   PECO Energy Company............        52,813
    300   Peoples Energy Corporation.....        10,931
  2,700   PG & E Corporation.............        81,844
    443   Philadelphia Suburban
            Corporation..................        10,272
    300   Piedmont Natural Gas Company...        10,069
    600   Pinnacle West Capital
            Corporation..................        22,800
  1,100   Potomac Electric Power
            Company......................        29,150
  1,000   PP & L Resources, Inc..........        28,000
    200   Providence Energy
            Corporation..................         5,450
  1,100   Public Service Company of New
            Mexico.......................        20,694


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Energy & Utilities (continued)
    200   Public Service Company of North
            Carolina, Inc................  $      6,100
  1,700   Public Service Entreprise
            Group, Inc...................        69,700
    400   Puget Sound Energy, Inc........         9,475
    600   Questar Corporation............        11,325
  2,000   Reliant Energy, Inc............        55,375
  1,500   Republic Services, Inc.,
            Class A*.....................        16,313
    600   SCANA Corporation..............        15,000
  1,500   Sempra Energy..................        33,469
    300   SIGCORP, Inc...................         8,044
    100   SJW Corp.......................         8,587
    700   Sonat, Inc.....................        25,288
  5,400   Southern Company...............       146,138
    420   Southern Union Company*........         8,794
    400   St. Joseph Light & Power
            Company......................         8,325
    300   Streicher Mobile
            Fueling, Inc.*...............         2,362
    800   TECO Energy, Inc...............        16,800
  2,200   Texas Utilities Company........        88,963
    400   UGI Corporation................         9,175
  1,700   Unicom Corporation.............        65,663
    800   UniSource Energy
            Corporation*.................         9,550
    200   United Illuminating Company....        10,000
    450   UtiliCorp United, Inc..........        10,434
    400   Valley Resources, Inc..........         5,350
    400   Veritas DGC, Inc.*.............         7,150
    400   Washington Gas Light Company...        10,675
    100   Waste Connections, Inc.*.......         2,156
    500   Western Resources, Inc.........        11,938
    100   WICOR, Inc.....................         2,925
  3,100   Williams Companies, Inc........       127,875
    800   Wisconsin Energy Corporation...        19,550
                                           ------------
                                              3,350,436
                                           ------------

          Energy - Raw Materials - 1.2%
    900   Anadarko Petroleum
            Corporation..................        30,600
    800   Apache Corporation.............        36,400
    100   APCO Argentina, Inc............         1,900
    300   Atwood Oceanics, Inc.*.........         9,450
  2,400   Baker Hughes, Inc..............        81,600
                                              Value
Shares                                       (Note 1)
------                                       --------
          Energy - Raw Materials (continued)
    100   Barnwell Industries, Inc.......  $      1,187
    400   Barrett Resources
            Corporation*.................        14,425
    300   Basin Exploration, Inc.*.......         6,825
    500   BJ Services Company*...........        17,125
    400   Buckeye Partners, L.P..........        11,000
  1,300   Burlington Resources, Inc......        54,356
    200   Cabot Oil & Gas Corporation,
            Class A......................         3,812
    300   Cooper Cameron Corporation*....        12,488
    400   Dawson Geophysical Company*....         3,900
    300   Eastern Enterprises............        13,481
  1,000   Enron Oil & Gas Company........        23,875
    800   ENSCO International, Inc.......        17,050
    200   Fall River Gas Company.........         4,050
    700   Friede Goldman
            International, Inc.*.........         8,575
  1,100   Global Marine, Inc.*...........        19,525
    100   Greka Energy Corporation*......         1,250
  3,200   Halliburton Company............       148,400
    500   Helmerich & Payne, Inc.........        13,781
    400   Kirby Corporation..............         8,000
    500   Louis Dreyfus Natural Gas
            Corp.*.......................        10,938
    400   McDermott
            International, Inc...........         9,025
    400   Mitchell Energy & Development
            Corporation, Class A.........         8,150
    900   Nabors Industries, Inc.*.......        24,300
    500   NL Industries, Inc.............         6,031
    700   Noble Affiliates, Inc..........        21,700
  1,100   Noble Drilling Corporation*....        27,088
  2,700   Occidental Petroleum
            Corporation..................        58,556
    200   Penn Virginia Corporation......         4,362
    500   Plains All American Pipeline,
            L.P..........................         9,562
    900   Rowan Companies, Inc.*.........        16,763
  4,000   Schlumberger, Ltd..............       267,000
    300   Smith International, Inc.*.....        14,006
    300   Tidewater, Inc.................         9,750
  1,000   USEC, Inc......................        10,813
  1,200   Valero Energy Corporation......        25,500
  1,500   Varco International, Inc.......        18,563
    700   Vastar Resources, Inc..........        46,638
    600   Weatherford
            International, Inc.*.........        21,375


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Energy - Raw Materials (continued)
    400   Western Gas Resources, Inc.....  $      6,825
                                           ------------
                                              1,160,000
                                           ------------

          Food & Agriculture - 3.3%
    300   Agribrands
            International, Inc.*.........        14,588
    600   Andersons, Inc.................         6,262
  4,305   Archer Daniels.................        55,965
    500   Aurora Foods, Inc.*............         8,437
  2,100   Bestfoods......................       103,163
    700   Bob Evans Farms, Inc...........        14,263
    400   Brio Technology, Inc.*.........         5,650
  3,200   Campbell Soup Company..........       141,400
    400   Chiquita Brands
            International, Inc...........         2,650
 18,400   Coca-Cola Company..............     1,100,550
  3,300   Coca-Cola Enterprises, Inc.....        93,844
  3,700   ConAgra, Inc...................        90,650
    300   Dean Foods Company.............        12,075
    600   Del Monte Foods Company*.......         9,075
    700   Delta & Pine Land Company......        19,819
    200   Dole Food Company, Inc.........         5,037
    200   Dreyer's Grand Ice
            Cream, Inc...................         3,400
  1,200   Flowers Industries, Inc........        18,975
    100   Fresh America Corporation*.....         1,006
    300   Gehl Company...................         6,056
  1,100   General Mills, Inc.............        92,125
    100   Griffin Land &
            Nurseries, Inc.*.............         1,125
    200   Group 1 Software, Inc.*........         1,800
  2,600   Heinz (H.J.) Company...........       121,388
  1,100   Hershey Foods Corporation......        58,919
    500   Hormel Foods Corporation.......        20,125
    400   IBP, Inc.......................         9,175
    900   IMC Global, Inc................        14,344
    500   International Home
            Foods, Inc.*.................        10,000
    600   Interstate Bakeries
            Corporation..................        14,363
    600   Keebler Foods Company*.........        17,888
  2,900   Kellogg Company................       103,131
    500   Marsh Supermarkets, Inc.,
            Class B......................         6,500
    100   Maui Land & Pineapple
            Company, Inc.................         2,000
    400   McCormick & Company, Inc., Non
            Voting Shares................        12,800
                                              Value
Shares                                       (Note 1)
------                                       --------
          Food & Agriculture (continued)
    200   Mississippi Chemical
            Corporation..................  $      1,512
    300   Nabisco Holdings Corporation,
            Class A......................        11,794
    100   Neogen Corporation*............           669
    100   Odwalla, Inc.*.................           719
  1,100   Pepsi Bottling Group, Inc......        20,831
 11,100   PepsiCo, Inc...................       378,788
    150   Pilgrim's Pride Corporation,
            Class A......................         1,219
    500   Pilgrim's Pride Corporation,
            Class B......................         5,312
  1,700   Pioneer Hi-Bred
            International, Inc...........        66,513
  1,000   Quaker Oats Company............        66,813
    400   Ralcorp Holdings, Inc.*........         6,550
  2,300   Ralston-Ralston Purina Group...        63,250
  1,600   Rexall Sundown, Inc.*..........        20,000
  1,000   Richfood Holdings, Inc.........        18,313
    500   Sanderson Farms, Inc...........         5,312
  6,600   Sara Lee Corporation...........       146,438
    400   Schultz Sav-O Stores, Inc......         6,500
    500   Scotts Company (The),
            Class A*.....................        19,844
    100   Seneca Foods Corporation,
            Class A*.....................         1,284
    300   Smithfield Foods, Inc.*........         8,813
    400   Smucker (J.M.) Company,
            Class A......................         9,200
    300   Suiza Foods Corporation*.......         9,562
    900   SUPERVALU, INC.................        20,250
  2,500   Sysco Corporation..............        81,563
    300   Tasty Baking Company...........         3,562
    303   Tootsie Roll
            Industries, Inc..............        10,359
  1,500   Tyson Foods, Inc., Class A.....        24,094
    400   Universal Foods Corporation....         8,450
    200   Veterinary Centers of
            America, Inc.*...............         2,225
    400   Village Super Market, Inc.,
            Class A*.....................         5,100
    700   Whitman Corporation............        11,681
    200   Whole Foods Market, Inc.*......         7,187
    300   Wild Oats Markets, Inc.*.......        10,913


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Food & Agriculture (continued)
    900   Wrigley (Wm.) Jr. Company......  $     70,481
                                           ------------
                                              3,323,649
                                           ------------

          Gold - 0.1%
  1,800   Homestake Mining Company.......        15,300
  1,400   Newmont Mining Corporation.....        28,613
                                           ------------
                                                 43,913
                                           ------------

          Insurance - 3.3%
    500   20th Century Industries........         9,375
  2,000   AFLAC, Inc.....................        89,875
    500   Alfa Corporation...............         8,469
    100   Alleghany Corporation..........        18,075
    500   Allmerica Financial
            Corporation..................        28,250
  6,100   Allstate Corporation...........       200,156
    500   Ambac Financial Group, Inc.....        26,406
    300   American Financial
            Group, Inc...................         8,850
  1,900   American General Corporation...       134,900
    300   American Heritage Life
            Investment Corporation.......         9,412
 11,550   American International
            Group, Inc...................     1,070,541
    200   American National Insurance
            Company......................        14,000
    400   AmerUs Life Holdings, Inc.*....         9,650
  1,800   Aon Corporation................        60,075
    300   Argonaut Group, Inc............         7,575
    300   ARM Financial Group, Inc.,
            Class A......................            75
    400   Berkley (W.R.) Corporation.....         9,100
    100   Capitol Transamerica
            Corporation..................         1,400
  1,300   Chubb Corporation..............        74,344
  1,600   CIGNA Corporation..............       143,700
  1,200   Cincinnati Financial
            Corporation..................        47,550
  1,200   CNA Financial Corporation*.....        43,650
    200   Commerce Group, Inc............         4,450
  2,300   Conseco, Inc...................        55,200
    600   Crawford & Company, Class B....         7,462
    304   Delphi Financial Group, Inc.,
            Class A*.....................        10,792
    200   E. W. Blanch Holdings, Inc.....        13,250
                                              Value
Shares                                       (Note 1)
------                                       --------
          Insurance (continued)
    500   Enhance Financial Services
            Group, Inc...................  $     10,250
  1,600   Equitable Companies, Inc.......        98,800
    400   Erie Indemnity Company,
            Class A......................        10,800
    400   Everest Reinsurance
            Holdings, Inc................        11,100
    400   FBL Financial Group, Inc.,
            Class A......................         7,925
    667   First American Financial
            Corporation..................         9,922
    200   First United Corporation.......         3,075
    800   Fremont General Corporation....         7,950
    400   Guarantee Life
            Companies, Inc...............        10,050
  1,600   Hartford Financial Services
            Group, Inc...................        72,700
    300   Hartford Life, Inc.,
            Class A......................        13,031
    500   HCC Insurance
            Holdings, Inc................         7,312
    300   Horace Mann Educators
            Corporation..................         9,037
    300   HSB Group, Inc.................        11,156
    600   I.C.H. Corporation*............         8,062
    100   Insurance Management Solutions
            Group, Inc.*.................           612
    700   Jefferson-Pilot Corporation....        46,725
    105   LifePoint Hospitals, Inc.*.....           722
  1,500   Lincoln National Corporation...        70,313
    800   Loews Corporation..............        62,800
  1,900   Marsh & McLennan
            Companies, Inc...............       138,344
    800   MBIA, Inc......................        41,500
    300   Medical Assurance, Inc.*.......         7,537
    200   Merchants Group, Inc...........         4,650
    300   Mercury General Corporation....         9,075
    800   MGIC Investment Corporation....        34,750
    300   MMI Companies, Inc.............         3,994
    300   MONY Group, Inc.*..............         8,400
    200   Nationwide Financial
            Services, Inc., Class A......         7,300
    800   Ohio Casualty Company..........        12,300
    600   Old Republic International
            Corporation..................         9,300
    300   Orion Capital Corporation......        14,475


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Insurance (continued)
    400   Penn Treaty American
            Corporation*.................  $      9,450
    200   Penn-America Group, Inc........         1,875
    500   Progressive Corporation of
            Ohio.........................        51,000
    400   Protective Life Corporation....        11,900
    600   Provident American
            Corporation*.................        10,500
    400   PXRE Corporation...............         6,775
    300   Reinsurance Group of
            America, Inc.................         9,600
  1,200   Reliance Group
            Holdings, Inc................         5,700
    600   ReliaStar Financial
            Corporation..................        27,038
    200   Risk Capital
            Holdings, Inc.*..............         3,000
    300   RLI Corporation................        10,069
  1,000   SAFECO Corporation.............        35,625
    300   SCPIE Holdings, Inc............         9,094
  1,900   St. Paul Companies, Inc........        60,919
    300   Superior National Insurance
            Group, Inc.*.................         4,444
    300   The PMI Group, Inc.............        12,750
    900   Torchmark Corporation..........        25,650
    200   Transatlantic
            Holdings, Inc................        14,425
    400   Travelers Property Casualty
            Corporation, Class A.........        14,200
    300   Trenwick Group, Inc............         6,581
  1,005   Triad Hospitals, Inc.*.........        11,243
    400   UICI*..........................        10,525
    100   United Fire & Casualty
            Company......................         2,306
    500   Unitrin, Inc...................        17,969
  1,757   UnumProvident Corporation......        63,362
                                           ------------
                                              3,306,549
                                           ------------

          International Oil - 2.7%
  4,900   Chevron Corporation............       452,025
 18,100   Exxon Corporation..............     1,427,638
  5,800   Mobil Corporation..............       593,775
    700   Santa Fe International
            Corporation..................        18,463
  4,000   Texaco, Inc....................       254,000
                                           ------------
                                              2,745,901
                                           ------------
                                              Value
Shares                                       (Note 1)
------                                       --------

          Liquor - 0.3%
  3,600   Anheuser-Busch
            Companies, Inc...............  $    277,200
    400   Beringer Wine Estates
            Holdings, Inc.*..............        16,650
    400   Brown-Forman Corporation,
            Class B......................        23,500
    200   Coors (Adolph) Company,
            Class B......................        11,413
    100   Genesee Corporation,
            Class B......................         2,500
    100   Robert Mondavi Corporation,
            Class A*.....................         3,456
                                           ------------
                                                334,719
                                           ------------

          Media - 3.6%
    600   Ackerley Group, Inc............         9,150
    300   AMC Entertainment, Inc.........         4,200
  1,898   AMFM, Inc.*....................        93,477
    400   Banta Corporation..............         9,400
    600   Belo (A.H.) Corporation,
            Series A.....................        11,363
    200   BHC Communications, Inc.,
            Class A*.....................        26,300
    800   Cablevision Systems
            Corporation, Class A*........        56,000
    700   Carmike Cinemas, Inc.,
            Class A*.....................         9,450
  5,400   CBS Corporation*...............       253,800
    400   Central Newspapers, Inc.,
            Class A......................        16,925
    500   Century Communications
            Corporation, Class A*........        23,313
    303   Chris-Craft
            Industries, Inc.*............        15,339
    300   Citadel Communications
            Corporation*.................        11,138
  2,431   Clear Channel
            Communications, Inc.*........       170,322
    400   CNET, Inc.*....................        15,025
  5,400   Comcast Corporation, Special
            Class A......................       176,175
  3,938   Cox Communications, Inc.,
            Class A*.....................       146,444
    800   Crown Castle International
            Corporation*.................        12,100
    200   Cumulus Media, Inc.,
            Class A*.....................         5,575
    100   Cunningham Graphics
            International, Inc.*.........         1,475


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Media (continued)
    500   Cymer, Inc.*...................  $     17,469
 15,400   Disney (Walt) Company..........       427,350
    900   Donnelley (R.R.) & Sons
            Company......................        28,238
    600   Dow Jones & Company, Inc.......        30,150
    300   Emmis Communications
            Corporation, Class A*........        16,950
    200   Express Scripts, Inc.,
            Class A*.....................        13,475
    900   Fox Entertainment Group, Inc.,
            Class A*.....................        20,756
  2,100   Gannet Company, Inc............       142,669
    500   Harte-Hanks, Inc...............        11,219
    300   Hispanic Broadcasting
            Corporation*.................        22,425
    900   Hollingher
            International, Inc...........         9,675
    300   Houghton Mifflin Company.......        14,325
    400   IDG Books Worldwide, Inc.,
            Class A*.....................         6,875
  1,400   Infinity Broadcasting
            Corporation, Class A*........        37,888
    400   IXC Communications, Inc.*......        14,050
    200   Jones Intercable, Inc.,
            Class A*.....................         8,775
    500   Journal Register Company*......         7,687
    700   King World
            Productions, Inc.*...........        26,688
    700   Knight-Ridder, Inc.............        37,756
    300   Lee Enterprises, Inc...........         8,606
    800   Loews Cineplex Entertainment
            Corporation*.................         6,350
    400   Market Guide, Inc.*............         6,600
    200   Maxwell Technologies, Inc......         4,425
    300   McClatchy Company, Class A.....        10,369
  1,500   McGraw-Hill Companies, Inc.....        77,531
    200   Media General, Inc.,
            Class A......................         9,800
    200   Medialink Worldwide*...........         2,925
  4,500   MediaOne Group, Inc.*..........       295,875
    300   Meredith Corporation...........        10,406
    900   Metro-Goldwyn-Mayer, Inc.*.....        18,000
  1,300   New York Times Company,
            Class A......................        50,781
    200   NewsEdge Corporation*..........         1,525
    700   OnHealth Network Company*......         4,725
  1,200   Outdoor Systems, Inc.*.........        38,775
    300   PanAmSat Corporation*..........        11,081
                                              Value
Shares                                       (Note 1)
------                                       --------
          Media (continued)
    500   Playboy Enterprises, Inc.,
            Class B*.....................  $     10,531
    262   Price Communications
            Corporation*.................         5,387
    600   PRIMEDIA, Inc.*................         8,287
    300   Quipp, Inc.....................         4,462
    700   Reader's Digest
            Association, Inc.,
            Class A......................        21,875
    500   Scripps Company (E.W.),
            Class A......................        24,000
    900   Sinclair Broadcast
            Group, Inc., Class A*........        14,625
    800   Source Information Management
            Company*.....................        11,100
    100   Tag-It Pacific, Inc.*..........           512
  8,800   Time Warner, Inc...............       521,950
    500   Times Mirror Company,
            Class A......................        28,875
    900   Tribune Company................        83,981
    400   TV Guide, Inc.*................        11,100
    900   USA Networks, Inc.*............        40,388
    450   Valassis
            Communications, Inc.*........        19,688
    900   ValueVision
            International, Inc.,
            Class A*.....................        21,488
  5,200   Viacom, Inc., Class B
            Non-Voting Shares*...........       218,725
    100   Washington Post Company,
            Class B......................        53,900
    300   Westwood One, Inc..............        11,513
    500   Wiley (John) & Sons, Inc.,
            Class A......................         8,125
    200   Xiox Corporation*..............         4,475
    600   Ziff-Davis, Inc.*..............         9,262
                                           ------------
                                              3,653,414
                                           ------------

          Miscellaneous Finance - 6.7%
    110   1st Source Corporation.........         3,245
    100   Acadiana Bancshares, Inc.......         1,862
    300   Affilliated Managers
            Group, Inc.*.................         8,006
    300   Airlease, Ltd..................         3,487
    100   Alexandria Real Estate
            Equities, Inc................         2,931
  1,100   Alliance Capital Management,
            L.P..........................        28,669
    500   Allied Capital Corporation.....        11,297
    600   AMB Property Corporation.......        12,900
    400   AMCORE Financial, Inc..........         8,750


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Miscellaneous Finance (continued)
    200   American Bank of Connecticut...  $      4,625
  3,400   American Express Company.......       467,500
    100   American Industrial Properties
            REIT.........................         1,119
    300   American Real Estate Investment
            Corporation..................         4,350
    600   AmeriCredit Corporation*.......         7,687
  1,000   Ameritrade Holding Corporation,
            Class A*.....................        20,375
    400   Amli Residential Properties
            Trust........................         8,300
    100   AMRESCO Capital Trust, Inc.....           937
    572   Apartment Investment &
            Management Company,
            Class A......................        23,452
  1,200   Archstone Communities Trust....        25,650
    400   Arden Realty, Inc..............         9,325
    100   ASB Financial Corporation......         1,144
  5,500   Associates First Capital
            Corporation, Class A.........       188,719
    500   Astoria Financial
            Corporation..................        16,438
    300   Avalonbay Communities, Inc.....        10,575
    500   Banco Santander Puerto Rico....         8,531
    500   Bay View Capital Corporation...         8,156
  1,005   Bear Stearns
            Companies, Inc...............        41,833
    500   Bedford Property
            Investors, Inc...............         8,875
    348   Berkshire Hathaway, Inc.,
            Class B*.....................       697,044
    200   Bisys Group, Inc.*.............         9,500
    500   Brandywine Realty Trust........         8,969
    400   BRE Properties, Inc............        10,100
    400   BT Financial Corporation.......         9,400
    600   Building One Services
            Corporation*.................         7,800
    300   Cadiz, Inc.*...................         3,000
  1,100   C.I.T. Group, Inc., Class A....        26,194
    300   Camden Property Trust..........         8,325
  1,400   Capital One Financial
            Corporation..................        52,850
    500   CarrAmerica Realty
            Corporation..................        11,500
    900   Cash America
            International, Inc...........         6,469
    300   Cathay Bancorp, Inc............        11,963
    300   CBL & Associates
            Properties, Inc..............         7,462
    100   CCF Holding Company............         1,744
                                              Value
Shares                                       (Note 1)
------                                       --------
          Miscellaneous Finance (continued)
    300   CenterPoint Properties
            Corporation..................  $     10,069
  1,200   Charter One Financial, Inc.....        28,088
 25,150   Citigroup, Inc.................     1,117,603
    300   Citizens First Financial
            Corp.........................         4,369
    200   Classic Bancshares, Inc........         2,881
    700   Cohoes Bancorp, Inc............         8,706
    600   Colonial Properties Trust......        16,313
    200   Columbia Financial of
            Kentucky, Inc................         2,700
    500   Commercial Federal
            Corporation..................        11,625
    200   Continental Mortgage & Equity
            Trust........................         2,962
  1,100   Countrywide Credit
            Industries, Inc..............        35,338
    300   Cousins Properties, Inc........        10,763
    900   Crescent Real Estate Equities
            Company......................        18,675
    100   CVB Financial Corporation......         2,600
    845   Dime Bancorp, Inc..............        15,527
  1,100   Donaldson, Lufkin &
            Jenrette, Inc................        52,594
    300   Downey Financial Corporation...         6,375
  1,800   E*TRADE Group, Inc.*...........        45,000
    300   Eaton Vance Corporation........         9,150
    500   Edwards (A.G.), Inc............        12,563
  1,700   Equity Office Properties
            Trust........................        43,456
    800   Equity Residential Properties
            Trust........................        35,200
  7,600   Fannie Mae.....................       472,150
    300   Farm Family Holdings, Inc.*....        11,963
  5,300   Federal Home Loan Mortgage
            Corporation..................       272,950
    500   Federated Investors, Inc.,
            Class B......................         9,187
    200   FFD Financial Corporation......         2,650
    400   Financial Federal
            Corporation*.................         7,525
    200   Financial Security Assurance
            Holdings, Ltd................        10,013
    600   FINOVA Group, Inc..............        22,800
    264   First Federal
            Bankshares, Inc..............         2,656
    100   First Financial
            Corporation/Indiana..........         3,700
    300   First Northern Capital
            Corporation..................         3,600
    600   First Sierra
            Financial, Inc.*.............         6,600
    400   First Washington Realty
            Trust, Inc...................         8,825


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Miscellaneous Finance (continued)
    100   FirstCity Financial
            Corporation*.................  $        150
    300   Flagstar Bancorp, Inc..........         5,925
    100   Flushing Financial
            Corporation..................         1,662
    200   Fort Thomas Financial
            Corporation..................         2,500
  1,900   Franklin Resources, Inc........        68,281
    500   Freedom Securities
            Corporation..................         7,031
    200   G&L Realty Corporation.........         2,075
    500   Gables Residential Trust.......        11,969
    420   Glacier Bancorp, Inc...........         8,610
    100   Glenborough Realty
            Trust, Inc...................         1,731
  1,000   Golden State Bancorp, Inc.*....        20,063
    400   Golden West Financial
            Corporation..................        36,325
    400   Golf Trust of America, Inc.....         7,725
    200   Grove Property Trust...........         2,700
    400   GS Financial Corporation.......         4,400
    100   Guaranty Financial
            Corporation..................         1,087
    400   Health Care REIT, Inc..........         8,050
    318   Heller Financial, Inc..........         7,274
    300   Henry (Jack) & Associates......         9,750
    200   HF Financial Corporation.......         2,625
    500   Highwoods Properties, Inc......        12,406
    100   HMN Financial, Inc.............         1,331
    100   Home Bancorp...................         2,750
    600   Hospitality Properties Trust...        16,125
  3,500   Household
            International, Inc...........       132,125
    700   HRPT Properties Trust..........         9,713
    700   IndyMac Mortgage
            Holdings, Inc................         9,406
    600   Innkeepers USA Trust...........         5,437
    250   International Bancshares
            Corporation..................        11,031
    400   InterWest Bancorp, Inc.........         8,800
    259   Investment Technology
            Group, Inc.*.................         7,058
    200   Investors Title Company........         3,400
    300   ITLA Capital Corporation*......         4,725
    100   Jacksonville Bancorp, Inc......         1,619
    100   James River
            Bankshares, Inc..............         1,512
    400   Jefferies Group, Inc...........         9,900
    300   John Nuveen Company,
            Class A......................        11,719
                                              Value
Shares                                       (Note 1)
------                                       --------
          Miscellaneous Finance (continued)
    400   JP Realty, Inc.................  $      7,750
    300   Kimco Realty Corporation.......        11,175
    100   Klamath First Bancorp, Inc.....         1,394
    800   Knight/Trimark Group, Inc.,
            Class A*.....................        26,200
    300   LabOne, Inc....................         2,962
    400   Legg Mason, Inc................        15,275
    900   Lehman Brothers
            Holdings, Inc................        48,375
    400   Leucadia National
            Corporation..................         8,475
    600   Lexford Residential Trust......        12,038
    300   Liberty Financial
            Companies, Inc...............         7,725
    500   Liberty Property Trust.........        12,250
    200   Life USA Holding, Inc..........         4,112
    600   LTC Properties, Inc............         6,675
    300   M.D.C. Holdings, Inc...........         5,644
    600   Mack-Cali Realty Corporation...        17,025
    300   Mahaska Investment Company.....         4,481
    800   Mail-Well, Inc.*...............        11,400
    400   Manufactured Home
            Communities, Inc.............         9,750
    200   Matrix Bancorp, Inc.*..........         2,500
  6,200   MBNA Corporation...............       153,063
    300   MECH Financial, Inc............        11,025
    900   Meditrust Corporation - Paired
            Stock........................         8,044
    400   MeriStar Hospitality
            Corporation..................         6,750
    300   Merit Holding Corporation......         6,919
  2,700   Merrill Lynch &
            Company, Inc.................       201,488
    100   Midas, Inc.....................         2,362
    200   Mississippi Valley
            Bancshares, Inc..............         6,200
    100   Morgan Keegan, Inc.............         1,694
  4,400   Morgan Stanley Dean Witter &
            Company......................       377,575
    100   MSB Financial, Inc.............         1,100
    300   National Discount Brokers
            Group, Inc.*.................         7,500
    200   National Golf
            Properties, Inc..............         4,475
    100   National Health
            Investors, Inc...............         1,775
    300   New Century Financial
            Corporation*.................         5,062
    600   New Plan Excel Realty Trust....        11,363


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Miscellaneous Finance (continued)
    400   Northrim Bank..................  $      4,175
    400   NVEST, L.P.....................         8,975
    100   Oregon Trail Financial Corp....         1,187
    300   Pacific Capital Bancorp........         9,225
  1,100   Paine Webber Group, Inc........        43,175
    300   Parkway Properties, Inc........         9,900
    200   Penford Corporation............         2,950
    300   Peoples Holding Company........         8,100
    200   Philips International Realty
            Corp.........................         3,100
    200   PHS Bancorp, Inc...............         2,050
    300   PIMCO Advisors Holdings,
            L.P..........................        10,575
    200   PMC Commercial Trust, SBI......         2,687
    600   Point West Capital
            Corporation*.................         3,075
  1,000   Price (T. Rowe)
            Associates, Inc..............        30,938
  1,600   Prison Realty Corporation......        20,900
    910   ProLogis Trust.................        17,859
  1,100   Providian Financial
            Corporation..................        85,388
    200   PS Financial, Inc..............         2,225
    686   Public Storage, Inc............        17,836
    110   PVF Capital Corp...............         1,526
    313   Radian Group, Inc..............        14,496
    400   Raymond James
            Financial, Inc...............         7,825
    400   Realty Income Corporation......         9,500
    400   Reckson Associates Realty
            Corporation..................         8,300
    600   Redwood Trust, Inc.*...........         8,437
    400   Regency Realty Corporation.....         8,400
    300   Resource Bancshares Mortgage
            Group, Inc...................         1,800
    600   RFS Hotel Investors, Inc.......         6,862
    605   Roslyn Bancorp, Inc............        10,285
    300   Sabre Holdings Corporation*....        16,800
  6,200   Schwab (Charles) Corporation...       244,900
    700   Security Capital Group, Inc.,
            Class B*.....................         9,844
    200   Siebert Financial Corp.........         3,525
  1,300   SLM Holding Corporation........        57,444
    300   Smith Charles E. Residential
            Realty, Inc..................        10,294
    100   SNB Bancshares, Inc............         1,800
    100   Southern Banc Company, Inc.....         1,075
                                              Value
Shares                                       (Note 1)
------                                       --------
          Miscellaneous Finance (continued)
    100   Southern Financial
            Bancorp, Inc.................  $      2,012
    330   Southwest Securities
            Group, Inc...................        11,138
  1,700   Sovereign Bancorp, Inc.........        17,053
    500   Spieker Properties, Inc........        19,125
    800   St. Paul Bancorp, Inc..........        17,400
    300   Starwood Financial Trust.......         8,400
    200   Stewart Information Services
            Corporation..................         4,162
    300   Tarragon Realty
            Investors, Inc...............         3,094
    700   Taubman Centers, Inc...........         8,925
    400   TCF Financial Corporation......        11,300
    400   TriNet Corporate Realty
            Trust, Inc...................         9,775
    100   U.S. Trust Corporation.........         8,312
    400   United Asset Management
            Corporation..................         7,825
  1,000   United Dominion Realty
            Trust, Inc...................        11,500
    400   UnitedGlobalCom, Inc.,
            Class A*.....................        29,300
    500   Universal Health Realty Income
            Trust........................         9,437
    400   Waddell & Reed
            Financial, Inc., Class A.....         9,075
    200   Walden Residential
            Properties, Inc..............         3,762
    710   Washington Federal, Inc........        16,951
  4,500   Washington Mutual, Inc.........       142,875
    400   Washington Real Estate
            Investment Trust.............         6,450
    300   Webster Financial
            Corporation..................         8,081
    200   Weingarten Realty Investors....         7,937
    100   Wesley Jessen
            VisionCare, Inc.*............         3,069
    200   Westernbank Puerto Rico........         2,400
    600   Westfield America, Inc.........         8,700
    400   Winfield Capital Corp.*........         6,400
                                           ------------
                                              6,720,716
                                           ------------

          Miscellaneous - 0.4%
    200   Capitol Federal Financial......         2,025
    300   Commerce One, Inc.*............        13,463
    500   Corinthian Colleges, Inc.*.....        10,281
  4,876   Delphi Automotive Systems
            Corporation..................        91,425
    600   E-Tek Dynamics, Inc.*..........        34,013


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Miscellaneous (continued)
    400   Extreme Networks, Inc.*........  $     25,575
    500   Goldman Sachs Group, Inc.......        29,906
    400   InfoSpace.com, Inc.*...........        18,425
    400   Internet America, Inc.*........         4,950
    400   iXL Enterprises, Inc.*.........         9,850
    185   Learn2.com, Inc.*..............           577
    300   MicroFinancial, Inc............         3,206
    300   Paradyne Networks, Inc.*.......        13,219
  2,300   Park Place Entertainment
            Corporation*.................        26,019
    300   Phone.com, Inc.*...............        35,438
    933   R.J. Reynolds Tobacco
            Holdings, Inc................        25,599
    100   Security of Pennsylvania
            Financial Corp...............         1,075
    300   Smith-Gardner &
            Associates, Inc.*............         2,400
    243   Too, Inc.*.....................         4,265
    400   Valley Media, Inc.*............         4,900
                                           ------------
                                                356,611
                                           ------------

          Motor Vehicles - 1.3%
    400   A.S.V., Inc.*..................         7,300
    700   Autoweb.com, Inc.*.............         6,453
    300   Borg-Warner
            Automotive, Inc..............        14,213
    200   Carey International, Inc.*.....         4,350
    400   CSK Auto Corporation*..........         9,500
    300   Cummins Engine
            Company, Inc.................        17,775
  1,100   Dana Corporation...............        47,919
    500   Donaldson Company, Inc.........         9,812
    500   Eaton Corporation..............        49,000
    500   Federal-Mogul Corporation......        22,813
    800   Fleetwood Enterprises, Inc.....        16,300
  8,900   Ford Motor Company.............       463,913
  4,800   General Motors Corporation.....       317,400
    900   General Motors Corporation,
            Class H......................        46,350
    200   Gentek, Inc....................         2,387
  1,100   Genuine Parts Company..........        31,763
  1,200   Harley-Davidson, Inc...........        65,400
  2,600   Hertz Technology
            Group, Inc.*.................         8,125
                                              Value
Shares                                       (Note 1)
------                                       --------
          Motor Vehicles (continued)
    100   Keystone Automotive
            Industries, Inc.*............  $      1,450
    600   Lear Corporation*..............        24,113
    500   Meritor Automotive, Inc........        10,906
    400   Navistar International
            Corporation..................        19,450
    100   Noble International, Ltd.*.....         1,250
    200   O'Reilly Automotive, Inc.*.....         7,650
    300   Oshkosh Truck Corporation......        10,088
    500   Rush Enterprises, Inc.*........         7,531
    200   Simpson Industries, Inc........         2,500
    700   Sonic Automotive, Inc.*........         8,444
    300   SPX Corporation................        25,425
    300   Stoneridge, Inc.*..............         5,400
    400   Superior Industries
            International, Inc...........        11,200
    200   Thor Industries, Inc...........         5,375
    400   Tower Automotive, Inc.*........         8,000
    500   United Rentals (North
            America), Inc.*..............        12,219
    400   Winnebago Industries, Inc......         9,575
    400   Wynns International, Inc.......         7,200
                                           ------------
                                              1,318,549
                                           ------------

          Non-Durable & Entertainment - 1.2%
    300   Action Performance
            Companies, Inc.*.............         7,406
    300   American Greetings Corporation,
            Class A......................         8,306
    300   Applebee's
            International, Inc...........         9,319
    300   Ark Restaurants Corp.*.........         3,225
    500   Ascent Entertainment
            Group, Inc.*.................         6,812
    500   Big Entertainment, Inc.*.......         8,687
    200   Boston Celtics, LP*............         2,325
    200   Bowl America, Inc., Class A....         1,412
    200   Brass Eagle, Inc.*.............         2,425
    600   Brinker
            International, Inc.*.........        14,400
    100   Canterbury Park Holding
            Corporation*.................           512
    100   Catalina Marketing
            Corporation*.................         9,075
    800   CBRL Group, Inc................        10,500


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Non-Durable & Entertainment (continued)
    200   CDnow, Inc.*...................  $      2,825
    450   CEC Entertainment, Inc.*.......        12,544
    400   Cedar Fair, L.P................         8,725
    300   Churchill Downs, Inc...........         7,800
    600   CKE Restaurants, Inc...........         4,837
    200   Cooker Restaurant
            Corporation..................         1,112
    400   Cytyc Corporation*.............        13,500
    700   Darden Restaurants, Inc........        10,938
    600   Dave & Buster's, Inc.*.........         7,050
    400   Diedrich Coffee, Inc.*.........         1,975
    100   Dixon Ticonderoga Company*.....         1,062
    500   Dover Downs
            Entertainment, Inc...........         7,312
    600   Electronic Arts, Inc.*.........        41,175
    100   Factory 2-U Stores, Inc.*......         2,856
    300   Fastenal Company...............        15,038
    400   Foodmaker, Inc.*...............         9,225
  1,200   Fortune Brands, Inc............        45,000
    450   Fossil, Inc.*..................        14,034
    500   Frisch's Restaurants, Inc......         5,125
    500   Funco, Inc.*...................         8,656
    100   General Housewares Corp........         2,750
    400   Harcourt General, Inc..........        17,525
  1,550   Hasbro, Inc....................        37,878
    100   Huffy Corporation..............         1,100
    200   Il Fornaio (America)
            Corporation*.................         2,000
    600   International Game
            Technology...................        10,500
    612   International Speedway
            Corporation, Class A.........        31,174
    700   Jostens, Inc...................        14,088
    300   Kreisler Manufacturing
            Corporation*.................         3,037
    400   Lancaster Colony Corporation...        13,150
    600   Luby's, Inc....................         8,025
  3,180   Mattel, Inc....................        67,774
 10,100   McDonald's Corporation.........       417,888
    500   Moore Medical Corp.*...........         4,687
    200   Movado Group, Inc..............         5,325
    500   MP3.com, Inc.*.................        17,063
    500   O'Charley's, Inc.*.............         7,687
    750   Outback Steakhouse, Inc.*......        22,219
    300   Papa John's
            International, Inc.*.........        11,925
                                              Value
Shares                                       (Note 1)
------                                       --------
          Non-Durable & Entertainment (continued)
    400   Piccadilly Cafeterias, Inc.....  $      2,900
    400   Premark International, Inc.....        13,300
    100   RARE Hospitality
            International, Inc.*.........         1,969
    400   Richton International
            Corporation*.................         5,750
    100   Riviana Foods, Inc.............         1,912
    600   Ruby Tuesday, Inc..............        10,875
    100   Russ Berrie and
            Company, Inc.................         2,344
    200   SCP Pool Corporation*..........         4,600
  2,200   Service Corporation
            International................        30,388
    300   Sotheby's Holdings, Inc.,
            Class A......................         8,737
    100   Star Buffet, Inc.*.............           487
  1,600   Starbucks Corporation*.........        36,600
    100   Steinway Musical
            Instruments, Inc.*...........         2,087
    900   Stewart Enterprises, Inc.,
            Class A......................         4,866
    100   The First Years, Inc...........         1,081
    100   The North Face, Inc.*..........           875
  1,200   Tricon Global
            Restaurants, Inc.*...........        48,750
    600   Tupperware Corporation.........        13,538
    600   U.S. Foodservice*..............        12,488
    800   Wendy's International, Inc.....        22,400
                                           ------------
                                              1,226,935
                                           ------------

          Non-Ferrous Metals - 0.4%
  2,700   Alcoa, Inc.....................       174,319
    500   ASARCO, Inc....................        10,438
    100   Brush Wellman, Inc.............         1,700
    100   Chase Industries, Inc.*........           819
    200   Commercial Metals Company......         6,125
    300   Commonwealth
            Industries, Inc..............         4,312
  1,000   Cyprus Amax Minerals Company...        16,938
    700   Engelhard Corporation..........        13,956
  1,200   Freeport-McMoRan Copper &
            Gold, Inc., Class B*.........        19,275
    500   Howmet International, Inc.*....         8,937
    200   Minerals Technologies, Inc.....         9,900
    300   Mueller Industries, Inc.*......         9,300
    500   Phelps Dodge Corporation.......        27,969
    300   Reliance Steel & Aluminum
            Co...........................         9,937


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Non-Ferrous Metals (continued)
    500   Reynolds Metals Company........  $     31,656
    150   Salton, Inc.*..................         4,181
    500   Southern Peru Copper Corp......         7,687
    400   Stillwater Mining Company*.....         8,825
    100   United Park City Mines
            Company*.....................         2,963
    200   Wolverine Tube, Inc............         3,075
                                           ------------
                                                372,312
                                           ------------

          Optical & Photo - 0.4%
  1,800   Corning, Inc...................       119,700
    200   CPI Corporation................         6,500
  2,400   Eastman Kodak Company..........       176,250
    400   Imation Corporation*...........        11,275
    400   Ingram Micro, Inc.,
            Class A*.....................        10,100
    300   Meade Instruments
            Corporation*.................         6,112
    100   Optical Coating Laboratory,
            Inc..........................         7,675
    200   Photronics, Inc.*..............         4,775
    800   Zomax, Inc.*...................        18,250
                                           ------------
                                                360,637
                                           ------------

          Paper & Forest Products - 0.9%
    400   Boise Cascade Corporation......        14,550
    400   Bowater, Inc...................        21,450
    300   Caraustar Industries, Inc......         6,806
    700   Champion International
            Corporation..................        38,500
    300   Chesapeake Corporation.........        10,144
    700   Consolidated Papers, Inc.......        18,638
    100   CSS Industries, Inc.*..........         2,075
    800   EarthShell Corporation*........         3,875
    500   FiberMark, Inc.*...............         6,500
  1,700   Fort James Corporation.........        54,825
    400   Georgia-Pacific Corporation
            (Timber Group)...............         9,625
  1,300   Georgia-Pacific Group..........        53,788
  3,097   International Paper Company....       145,753
  4,000   Kimberly-Clark Corporation.....       227,750
    600   Longview Fibre Company.........         7,762
  1,100   Louisiana-Pacific
            Corporation..................        20,350
    800   Lydall, Inc.*..................         8,650
                                              Value
Shares                                       (Note 1)
------                                       --------
          Paper & Forest Products (continued)
    800   Mead Corporation...............  $     29,850
    200   Pentair, Inc...................         9,100
    300   Potlatch Corporation...........        11,588
    200   Rayonier, Inc..................         8,300
  1,700   Smurfit-Stone Container
            Corporation*.................        36,019
    500   Temple-Inland, Inc.............        31,000
    400   The St. Joe Company............         9,350
    500   Westvaco Corporation...........        13,094
  1,500   Weyerhaeuser Company...........        84,375
    800   Willamette Industries, Inc.....        31,700
                                           ------------
                                                915,417
                                           ------------

          Producer Goods - 4.7%
    600   Actrade International, Ltd.*...         7,950
    300   Advanced Energy
            Industries, Inc.*............        10,313
    800   AGCO Corporation...............         8,250
    400   Albany International
            Corporation, Class A.........         6,625
  4,200   AlliedSignal, Inc..............       257,250
    400   American Standard
            Companies, Inc.*.............        16,400
    400   AMETEK, Inc....................         8,325
    500   Applied Industrial
            Technologies, Inc............         7,531
    300   Applied Micro Circuits
            Corporation*.................        27,675
    300   Applied Power, Inc.,
            Class A......................         9,187
    400   Astec Industries, Inc. *.......        13,550
    100   Ault, Inc.*....................           562
    800   Avery Dennison Corporation.....        43,900
    500   Baldor Electric Company........         8,875
    400   Blyth Industries, Inc.*........        11,325
    400   Briggs & Stratton
            Corporation..................        24,350
    300   Butler Manufacturing Company...         8,344
    500   Case Corporation...............        24,688
  2,600   Caterpillar, Inc...............       147,225
    300   Chicago Rivet & Machine Co.....         7,425
    500   Cognex Corporation*............        15,094
    500   Comfort Systems USA, Inc.*.....         7,062
    200   Commercial Intertech Corp......         2,500


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Producer Goods (continued)
    600   Cooper Industries, Inc.........  $     31,125
    300   Curtiss-Wright Corporation.....         9,919
    100   Daisytek International
            Corporation*.................         1,162
  1,800   Deere & Company................        69,975
    100   Diamond Technology
            Partners, Inc.*..............         3,312
    300   DII Group, Inc.*...............        10,631
  1,700   Dover Corporation..............        65,769
    600   DT Industries, Inc.............         4,275
    450   Eastern Company (The)..........         7,397
  3,200   Emerson Electric Company.......       200,400
    500   Federal Signal Corporation.....        10,469
    300   Fisher Scientific
            International, Inc.*.........         5,400
    500   Flowserve Corporation..........         7,906
    200   FMC Corporation................        11,650
    200   Franklin Electric
            Company, Inc.................        14,100
 24,400   General Electric Company.......     2,740,425
    500   Gleason Corporation............         9,375
    800   Grainger (W.W.), Inc...........        34,850
    500   Hanover Compressor Company*....        17,969
    300   Harsco Corporation.............         8,306
    400   HON INDUSTRIES, Inc............         9,425
    300   Hubbell, Inc., Class B.........        11,644
    300   IDEX Corporation...............         8,869
  1,900   Illinois Tool Works, Inc.......       148,081
  1,200   Ingersoll-Rand Company.........        76,350
    500   Jabil Circuit, Inc.*...........        22,406
    500   JLG Industries, Inc............         8,875
    700   Johnson Controls, Inc..........        47,863
    300   Kaydon Corporation.............         9,206
    400   Kennametal, Inc................        10,600
    200   Lancer Corporation - Texas*....         1,262
    200   Lattice Semiconductor
            Corporation*.................        12,325
    400   MagneTek, Inc.*................         3,700
    250   Manitowoc Company, Inc.........         9,266
    800   Masco Tech, Inc................        13,800
    300   MasTec, Inc.*..................         8,381
    100   Material Sciences
            Corporation*.................         1,337
                                              Value
Shares                                       (Note 1)
------                                       --------
          Producer Goods (continued)
    200   Micrel, Inc.*..................  $     15,325
    200   Milacron, Inc..................         3,600
    500   Miller (Herman), Inc...........        11,781
    400   Millipore Corporation..........        15,100
    100   Misonix, Inc.*.................           519
    800   MSC Industrial Direct
            Co., Inc., Class A...........         7,650
    100   NACCO Industries, Inc..........         7,787
    200   Nordson Corporation............         9,831
    200   Norstan, Inc.*.................         1,800
    300   Nortek, Inc.*..................        10,688
    600   Oceaneering
            International, Inc.*.........        12,038
    800   Pall Corporation...............        15,900
    200   Pameco Corporation*............         1,325
    700   Parker-Hannifin Corporation....        30,625
    500   Park-Ohio Holdings
            Corporation*.................         7,750
    400   Penn Engineering &
            Manufacturing Corporation....         9,400
    400   Primex Technologies, Inc.......         8,350
    300   Roper Industries, Inc..........        10,744
    200   Safeguard
            Scientifics, Inc.*...........        13,450
    500   Sanmina Corporation*...........        37,500
    400   Scott Technologies, Inc.*......         7,587
    100   Sensar Corporation*............           331
    300   Snap-On, Inc...................        10,144
    400   Standex International
            Corporation..................         9,150
    100   Steelcase, Inc.................         1,456
    300   Strattec Security
            Corporation*.................        10,481
    300   Tech/Ops Sevcon, Inc...........         3,431
    200   Tecumseh Products Company,
            Class A......................        11,400
    200   Teleflex, Inc..................         9,300
    100   Tennant Company................         3,381
  1,000   Tenneco, Inc...................        20,125
    300   Terex Corporation..............         8,062
    600   Thermo Instrument
            Systems, Inc.*...............         6,675
    300   Thermo Sentron, Inc.*..........         4,650
    700   Timken Company.................        12,294
    300   Trinity Industries, Inc........         9,412
    100   TriStar Aerospace Co.*.........           719
    100   Twin Disc, Inc.................         1,875


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Producer Goods (continued)
    600   U.S. Industries, Inc...........  $      9,675
    100   U.S.A. Floral
            Products, Inc.*..............           419
    400   UCAR International, Inc.*......         9,750
    700   Valhi, Inc.....................         7,919
    400   Valmont Industries, Inc........         6,350
    200   Watsco, Inc., Class A..........         2,800
    300   YORK International
            Corporation..................        12,338
                                           ------------
                                              4,753,098
                                           ------------

          Railroad & Shipping - 0.4%
  3,500   Burlington Northern Santa Fe
            Corporation..................       101,500
  1,600   CSX Corporation................        69,900
    300   Florida East Coast
            Industries, Inc..............        10,800
    300   GATX Corporation...............        10,012
    200   Greenbrier Companies, Inc......         2,125
    100   International Shipholding
            Corporation..................         1,169
    800   Kansas City Southern
            Industries, Inc..............        37,050
    400   Newport News
            Shipbuilding, Inc............        12,575
  2,800   Norfolk Southern Corporation...        73,325
    400   Transport Corporation of
            America, Inc.*...............         5,800
    400   Transportation Technologies
            Industries, Inc.*............         6,200
  1,900   Union Pacific Corporation......        92,506
    400   Westinghouse Air Brake
            Company......................         8,075
    500   Wisconsin Central
            Transportation
            Corporation*.................         7,969
                                           ------------
                                                439,006
                                           ------------

          Real Property - 0.3%
    300   Boston Properties, Inc.........         9,994
    800   Burnham Pacific
            Properties, Inc..............         9,150
    700   Catellus Development
            Corporation*.................         9,581
    400   CB Richard Ellis
            Services, Inc.*..............         5,000
    600   Cornerstone
            Properties, Inc..............         9,562
    776   Duke-Weeks Realty
            Corporation..................        17,412
                                              Value
Shares                                       (Note 1)
------                                       --------
          Real Property (continued)
    600   Fairfield
            Communities, Inc.*...........  $      7,800
    900   FelCor Lodging Trust, Inc......        16,144
    300   Forest City Enterprises, Inc.,
            Class A......................         7,312
    300   General Growth
            Properties, Inc..............         9,975
    400   JDN Realty Corporation.........         8,400
    400   Kilroy Realty Corporation......         9,175
    500   Mid-Atlantic Realty Trust......         5,187
    300   Newhall Land & Farming
            Company......................         6,806
    200   Pinnacle Holdings, Inc.*.......         5,037
    300   Post Properties, Inc...........        12,263
    400   Rouse Company..................         9,100
    400   Saul Centers, Inc..............         6,175
  1,100   Simon Property Group, Inc......        28,050
  1,500   Starwood Hotels & Resorts
            Worldwide, Inc...............        35,719
    400   Trammell Crow Company*.........         5,700
  1,000   Vornado Realty Trust...........        34,125
                                           ------------
                                                267,667
                                           ------------

          Retail - 5.7%
    400   99 Cents Only Stores*..........        14,400
    100   A.C. Moore Arts &
            Crafts, Inc.*................           503
  3,108   Albertsons, Inc................       148,990
  1,200   Amazon.com, Inc.*..............       149,250
    300   American Eagle
            Outfitters, Inc.*............        11,775
    300   Ames Department
            Stores, Inc.*................         8,812
    300   AnnTaylor Stores
            Corporation*.................         9,937
  1,200   AutoZone, Inc.*................        28,575
    900   Bed Bath & Beyond, Inc.*.......        24,750
  1,500   Best Buy Company, Inc.*........       105,375
    500   BJ's Wholesale Club, Inc.*.....        14,125
    500   Blair Corporation..............        10,250
    200   Blue Rhino Corporation*........         1,575
  1,300   Borders Group, Inc.*...........        17,306
    600   Burlington Coat Factory
            Warehouse Corporation........         9,900
    600   Casey's General
            Stores, Inc..................         8,025
  5,200   Cendant Corporation............        93,275
    700   Central Garden & Pet Company*..         5,425


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Retail (continued)
    300   CHS Electronics, Inc.*.........  $        712
  1,400   Circuit City Stores, Inc.......        60,200
    600   Claires Stores, Inc............        11,288
    200   CompUSA, Inc.*.................         1,212
  1,000   Consolidated Stores
            Corporation*.................        16,125
  1,600   Costco Companies, Inc.*........       119,600
    100   Cost-U-Less, Inc.*.............           525
  2,900   CVS Corporation................       120,894
  3,400   Dayton Hudson Corporation......       197,200
    700   Dillard's, Inc., Class A.......        16,450
  1,725   Dollar General Corporation.....        44,850
    500   Dollar Tree Stores, Inc.*......        16,500
    400   Enesco Group, Inc..............         6,900
    500   eToys, Inc.*...................        21,750
  1,100   Family Dollar Stores, Inc......        21,656
    700   Fatbrain.com, Inc.*............        16,844
  1,500   Federated Department
            Stores, Inc.*................        69,000
  3,300   Food Lion, Inc., Class A.......        26,091
  6,550   Gap, Inc.......................       256,269
    400   Gardenburger, Inc.*............         2,800
    300   Great Atlantic & Pacific Tea
            Company, Inc.................        10,538
    500   Guitar Center, Inc.*...........         3,875
    300   Hannaford Brothers Company.....        21,525
 11,100   Home Depot, Inc................       678,488
    400   Hot Topic, Inc.*...............        10,925
    450   Insight Enterprises, Inc.*.....        13,613
    700   InterTAN, Inc.*................        12,950
  1,775   Intimate Brands, Inc...........        68,448
  3,600   Kmart Corporation*.............        45,225
  1,300   Kohl's Corporation*............        92,625
  6,200   Kroger Company.................       143,375
    200   Lands' End, Inc.*..............        10,075
  1,700   Limited, Inc...................        64,388
    300   Longs Drug Stores, Inc.........         9,431
  2,864   Lowe's Companies, Inc..........       129,596
  2,650   May Department Stores Company..       103,516
    300   Michaels Stores, Inc.*.........         9,206
    400   Neiman Marcus Group, Inc.......         8,900
  1,100   Nordstrom, Inc.................        31,144
                                              Value
Shares                                       (Note 1)
------                                       --------
          Retail (continued)
  2,600   Office Depot, Inc.*............  $     27,138
  1,100   OfficeMax, Inc.*...............         8,319
    700   ONSALE, Inc.*..................        10,675
  1,967   Penney (J.C.) Company..........        71,304
    300   PriceSmart, Inc.*..............        10,500
  2,200   Rite Aid Corporation...........        40,700
    200   Ross Stores, Inc...............         8,325
  3,600   Safeway, Inc.*.................       167,625
    900   Saks, Inc.*....................        15,131
    400   School Specialty, Inc.*........         4,950
  2,700   Sears, Roebuck & Company.......       101,250
    300   Shop At Home, Inc.*............         2,606
  3,400   Staples, Inc.*.................        73,950
    700   Sunglass Hut
            International, Inc.*.........         8,837
    700   Systemax, Inc.*................         6,519
  1,600   Tandy Corporation..............        75,600
    600   Tiffany & Company..............        31,725
  2,700   TJX Companies, Inc.............        77,963
  1,600   Toys R Us, Inc.*...............        22,100
    500   UniFirst Corporation...........         7,562
    600   United Stationers, Inc.........        13,575
    700   Value America, Inc.*...........         7,394
    800   Venator Group, Inc.*...........         5,700
  7,300   Walgreen Company...............       169,269
 33,100   Wal-Mart Stores, Inc...........     1,466,744
    300   Weis Markets, Inc..............        10,631
    200   West Marine, Inc.*.............         1,787
    300   Whitehall Jewellers, Inc.*.....         8,437
    300   Williams-Sonoma, Inc.*.........        11,700
  1,000   Winn-Dixie Stores, Inc.........        34,000
    300   Zale Corporation*..............        10,406
                                           ------------
                                              5,669,379
                                           ------------

          Steel - 0.2%
    700   AK Steel Holding Corporation...        14,700
  1,100   Allegheny Teledyne, Inc........        20,556
    200   Ampco-Pittsburgh Corporation...         2,550
    300   Carpenter Technology
            Corporation..................         6,862
    300   Gibraltar Steel Corporation*...         7,387
    600   Intermet Corporation...........         6,919
    500   Lone Star
            Technologies, Inc.*..........        10,000


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Steel (continued)
    300   Northwest Pipe Company*........  $      5,100
    800   Nucor Corporation..............        37,250
    500   Oregon Steel Mills, Inc........         5,469
    500   Ryerson Tull, Inc..............         9,469
    100   Steel Dynamics, Inc.*..........         1,800
    800   USX-U.S. Steel Group...........        21,600
    200   WHX Corporation*...............         1,762
    900   Worthington
            Industries, Inc..............        13,500
                                           ------------
                                                164,924
                                           ------------

          Telephone - 7.1%
    400   ADTRAN, Inc.*..................        15,250
    600   Allegiance Telecom, Inc.*......        36,075
  2,301   ALLTEL Corporation.............       155,605
  8,200   Ameritech Corporation..........       517,625
 23,593   AT&T Corporation...............     1,061,685
 11,500   Bell Atlantic Corporation......       704,375
 14,000   BellSouth Corporation..........       633,500
    600   CellStar Corporation*..........         3,187
    300   Centennial Cellular
            Corporation, Class A*........        11,738
  1,300   CenturyTel, Inc................        51,106
  1,000   Cincinnati Bell, Inc...........        18,500
    300   Commonwealth Telephone
            Enterprises, Inc.............        12,788
    400   COMSAT Corporation.............        13,900
    200   Copper Mountain
            Networks, Inc.*..............        23,400
    700   Covad Communications
            Group, Inc.*.................        32,288
    100   Davel Communications, Inc.*....           537
    600   Exodus
            Communications, Inc.*........        48,225
  1,300   Frontier Corporation...........        54,519
  1,200   Global TeleSystems
            Group, Inc.*.................        38,775
  7,200   GTE Corporation................       494,100
    600   Inter-Tel, Inc.................        12,825
    400   ITC DeltaCom, Inc.*............        10,550
  2,600   Level 3
            Communications, Inc.*........       155,350
 13,800   MCI Worldcom, Inc.*............     1,045,350
  1,400   McLeodUSA, Inc., Class A*......        46,725
    700   Melita International
            Corporation*.................         6,300
                                              Value
Shares                                       (Note 1)
------                                       --------
          Telephone (continued)
    800   NEXTLINK Communications, Inc.,
            Class A*.....................  $     40,300
  1,200   NorthPoint Communications
            Group, Inc.*.................        31,725
    500   NTL, Inc.*.....................        49,094
    700   Pacific Gateway
            Exchange, Inc.*..............        14,263
    300   Pegasus Communications
            Corporation*.................        12,600
    600   Powertel, Inc.*................        22,200
  5,300   Qwest Communications
            International, Inc.*.........       152,375
    800   RCN Corporation*...............        33,600
    600   Rhythms
            NetConnections, Inc.*........        22,950
 14,600   SBC Communications, Inc........       700,800
    500   SkyTel
            Communications, Inc.*........         9,906
  6,500   Sprint Corporation.............       288,438
  3,300   Sprint Corporation (PCS
            Group)*......................       197,175
    900   Talk.com, Inc.*................         9,281
    400   Telephone & Data
            Systems, Inc.................        27,850
    100   Teligent, Inc., Class A*.......         6,306
    600   United States Cellular
            Corporation*.................        33,788
  3,800   US West, Inc...................       198,550
    900   VoiceStream Wireless
            Corporation*.................        37,125
    300   WinStar
            Communications, Inc.*........        15,244
    900   World Access, Inc.*............        11,194
                                           ------------
                                              7,119,042
                                           ------------

          Tires & Rubber - 0.2%
    100   American Biltrite, Inc.........         1,937
    300   Bandag, Inc....................         9,975
    200   Carlisle Companies, Inc........         8,000
    500   Cooper Tire & Rubber Company...         9,500
  1,059   Danaher Corporation............        62,216
  1,100   Goodyear Tire & Rubber
            Company......................        61,738
    100   Safeskin Corporation*..........           794
    300   Sterile Recoveries, Inc.*......         3,187
                                           ------------
                                                157,347
                                           ------------



                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Tobacco - 0.8%
    100   800-JR Cigar, Inc.*............  $      1,050
    100   Brooke Group, Ltd..............         1,944
  2,500   Nabisco Group Holdings Corp....        44,375
 17,900   Philip Morris
            Companies, Inc...............       670,131
    100   Schweitzer-Maudit
            International, Inc...........         1,356
    400   Universal Corporation..........        11,350
  1,200   UST, Inc.......................        38,025
                                           ------------
                                                768,231
                                           ------------

          Travel & Recreation - 0.7%
    100   American Classic Voyages
            Company......................         2,037
    200   Anchor Gaming Company*.........         9,719
    300   Avis Rent A Car, Inc.*.........         6,600
    300   Bally Total Fitness Holding
            Corporation*.................         9,619
    700   Brunswick Corporation..........        17,894
  1,300   Callaway Golf Company..........        12,919
  4,600   Carnival Corporation...........       205,563
    400   Central Parking Corporation....        12,850
    100   Choice Hotels
            International, Inc.*.........         1,625
    300   Dollar Thrifty Automotive
            Group, Inc.*.................         5,644
    100   Ellett Brothers, Inc...........           697
    800   Extended Stay
            America, Inc.*...............         7,200
    800   Harrah's
            Entertainment, Inc.*.........        18,000
    200   Hertz Corporation, Class A.....         8,062
  1,800   Hilton Hotels Corporation......        22,050
    800   Hollywood Park, Inc.*..........        13,550
  1,600   Host Marriott Corporation......        14,800
    100   INTRAV, Inc....................         2,062
    100   K2, Inc.*......................           912
    300   Lodgian, Inc...................         1,312
    700   Mandalay Resort Group*.........        14,350
  1,800   Marriott International, Inc.,
            Class A......................        61,650
    500   MGM Grand, Inc.*...............        24,563
  1,600   Mirage Resorts, Inc.*..........        20,900
    700   Premier Parks, Inc.............        22,925
    600   Prime Hospitality
            Corporation*.................         5,587
                                              Value
Shares                                       (Note 1)
------                                       --------
          Travel & Recreation (continued)
    500   Promus Hotel Corporation*......  $     14,531
    200   Rawlings Sporting Goods
            Company, Inc.*...............         1,862
    100   Rent-Way, Inc.*................         2,062
    200   ResortQuest
            International, Inc.*.........         1,825
  1,200   Royal Caribbean Cruises,
            Ltd..........................        56,175
    450   SFX Entertainment, Inc.,
            Class A*.....................        18,534
    800   Sodexho Marriott
            Services, Inc................        11,300
    300   Speedway Motorsports, Inc.*....        11,194
    500   Station Casinos, Inc.*.........        10,125
    500   Travel Services
            International, Inc.*.........         6,469
    400   Trendwest Resorts, Inc.*.......         9,900
    800   Vistana, Inc.*.................        12,500
                                           ------------
                                                679,567
                                           ------------

          Trucking & Freight - 0.2%
    400   Boyd Bros.
            Transportation, Inc.*........         4,050
    300   C.H. Robinson
            Worldwide, Inc...............         9,450
    400   Circle International
            Group, Inc...................         9,900
    400   CNF Transportation, Inc........        15,575
    400   Consolidated Freightways
            Corporation*.................         4,325
    500   Covenant Transport, Inc.,
            Class A*.....................         8,437
    600   Expeditors International of
            Washington, Inc..............        19,388
    300   Forward Air Corporation*.......         6,750
    400   Hunt (J.B.) Transport
            Services, Inc................         5,925
    200   Knight
            Transportation, Inc.*........         3,000
    300   M.S. Carriers, Inc.*...........         8,550
    200   Marten Transport, Ltd.*........         2,350
    100   Old Dominion Freight
            Line, Inc.*..................         1,400
    500   PACCAR, Inc....................        27,563
    100   RailWorks Corporation*.........           925
    600   Roadway Express, Inc...........        12,638
    700   Rollins Truck Leasing
            Corporation..................         7,262
    400   Ryder System, Inc..............         8,825
    400   Shurgard Storage
            Centers, Inc., Class A.......        10,100
    200   Sunquest Information
            Systems, Inc.*...............         3,200


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    WILSHIRE 5000 INDEX PORTFOLIO                            AUGUST 31, 1999
   STATEMENT OF INVESTMENTS - (Continued)


                                              Value
Shares                                       (Note 1)
------                                       --------
          Trucking & Freight (continued)
    450   Swift Transportation
            Company, Inc.*...............  $      9,366
    200   Wabash National Corporation....         4,200
    100   XTRA Corporation...............         4,531
                                           ------------
                                                187,710
                                           ------------
          TOTAL COMMON STOCKS
            (Cost $101,006,144)..........   100,027,969
                                           ------------

PREFERRED STOCK - 0.0%***
  1,700   Loral Space & Communications,
            Ltd., Convertible, 6.000%,
            11/01/06                             31,238
                                           ------------

          TOTAL PREFERRED STOCK
            (Cost $32,945)...............        31,238
                                           ------------



TOTAL INVESTMENTS
  (Cost $101,039,089**).......   99.9%     100,059,207
OTHER ASSETS AND LIABILITIES
  (Net).......................    0.1%         109,823
                                ------    ------------
NET ASSETS....................  100.0%    $100,169,030
                                ======    ============


--------------------------


*                       Non-income producing security.
**                      Aggregate cost for Federal tax purposes is
                        $101,128,305.
***                     Amount represents less than 0.1% of net assets.


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   STATEMENTS OF ASSETS AND LIABILITIES
                        AUGUST 31, 1999


                                               LARGE           LARGE           SMALL           SMALL         WILSHIRE
                                              COMPANY         COMPANY         COMPANY         COMPANY          5000
                                              GROWTH           VALUE          GROWTH           VALUE           INDEX
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                           -------------   -------------   -------------   -------------   -------------

ASSETS:
Investments, at value (Note 1),
  See accompanying schedules.............  $526,117,076     $76,081,375     $13,928,735     $37,962,036    $100,059,207
Cash.....................................     2,439,309         323,199          12,457              --         277,190
Dividends receivable.....................       321,142         232,701           2,235          95,981         109,333
Receivable for investment securities
  sold...................................            --              --              --          60,656              --
Receivable for Portfolio shares sold.....     1,440,280          62,054          19,271          46,019         130,173
Receivable from Advisor..................            --              --              --              --          53,329
Prepaid expenses and other assets........        28,168          10,173           6,911           9,042          30,055
                                           ------------     -----------     -----------     -----------    ------------
  Total Assets...........................   530,345,975      76,709,502      13,969,609      38,173,734     100,659,287
                                           ------------     -----------     -----------     -----------    ------------

LIABILITIES:
Payable for investment securities
  purchased..............................     1,673,369              --              --              --         264,731
Payable for Portfolio shares redeemed....       520,583          75,270          18,387          47,413         134,388
Due to Custodian.........................            --              --              --          39,777              --
Investment advisory fee payable (Note
  2).....................................       105,322          16,556           1,191           3,245              --
Administration fee payable (Note 2)......        65,453          12,194           5,649           7,128              --
Distribution and service fees payable
  (Note 3)...............................       125,494          18,002           2,976          12,589          37,470
Directors' fees payable (Note 2).........        11,877           2,856             652           1,379           1,833
Transfer agent fees payable..............        23,727          10,094           4,706           5,485           1,912
Custodian fees payable (Note 2)..........           862           9,535          12,123           8,470          14,260
Printing fees payable....................        61,760          14,882           3,013           7,716           4,625
Registration fees payable................        87,719           3,600              --           4,872          27,302
Legal and Audit fees payable.............        30,267          10,444             856           4,584           3,736
Accrued expenses and other payables......        14,262           3,035           1,933           9,972              --
                                           ------------     -----------     -----------     -----------    ------------
  Total Liabilities......................     2,720,695         176,468          51,486         152,630         490,257
                                           ------------     -----------     -----------     -----------    ------------
NET ASSETS...............................  $527,625,280     $76,533,034     $13,918,123     $38,021,104    $100,169,030
                                           ------------     -----------     -----------     -----------    ------------
Investments, at cost (Note 1)............  $423,624,296     $66,222,257     $13,242,586     $36,708,465    $101,039,089
                                           ============     ===========     ===========     ===========    ============


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   STATEMENTS OF ASSETS AND LIABILITIES - (Continued)
                            AUGUST 31, 1999


                                               LARGE           LARGE           SMALL           SMALL         WILSHIRE
                                              COMPANY         COMPANY         COMPANY         COMPANY          5000
                                              GROWTH           VALUE          GROWTH           VALUE           INDEX
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                           -------------   -------------   -------------   -------------   -------------

NET ASSETS consist of:
Undistributed net investment income......  $          0     $   975,497     $         0     $   498,879    $    206,903
Accumulated net realized gain/(loss) on
  investments sold.......................     4,744,918       3,331,017        (668,464)        (90,297)         68,351
Net unrealized
  appreciation/(depreciation) of
  investments............................   102,492,780       9,859,118         686,149       1,253,571        (979,882)
Par value................................        14,502           3,638           1,042           2,796           9,704
Paid-in capital..........................   420,373,080      62,363,764      13,899,396      36,356,155     100,863,954
                                           ------------     -----------     -----------     -----------    ------------
                                           $527,625,280     $76,533,034     $13,918,123     $38,021,104    $100,169,030
                                           ============     ===========     ===========     ===========    ============

NET ASSETS:
Investment Class shares..................  $454,852,747     $19,813,855     $ 8,906,872     $26,394,539    $ 99,985,943
                                           ============     ===========     ===========     ===========    ============
  (100,000,000 shares authorized, per
    Portfolio, par value $.001 per share)
Institutional Class shares...............  $ 72,772,533     $56,719,179     $ 5,011,251     $11,626,565    $    183,087
                                           ============     ===========     ===========     ===========    ============
  (100,000,000 shares authorized, per
    Portfolio, par value $.001 per share)

SHARES OUTSTANDING:
Investment Class shares..................    12,506,861         942,784         667,670       1,941,493       9,685,849
                                           ============     ===========     ===========     ===========    ============
Institutional Class shares...............     1,995,539       2,695,300         374,557         854,511          17,724
                                           ============     ===========     ===========     ===========    ============

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
  price per share........................  $      36.37     $     21.02     $     13.34     $     13.59    $      10.32
                                           ============     ===========     ===========     ===========    ============

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
  price per share........................  $      36.47     $     21.04     $     13.38     $     13.61    $      10.33
                                           ============     ===========     ===========     ===========    ============


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   STATEMENTS OF OPERATIONS
                                  FOR THE YEAR ENDED AUGUST 31, 1999



                                              LARGE           LARGE           SMALL           SMALL          WILSHIRE
                                             COMPANY         COMPANY         COMPANY         COMPANY           5000
                                             GROWTH           VALUE          GROWTH           VALUE           INDEX
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO*
                                          -------------   -------------   -------------   -------------   --------------
INVESTMENT INCOME:
Dividends...............................   $ 2,504,210     $ 1,990,993     $   41,534      $1,089,826       $ 413,874
                                           -----------     -----------     ----------      ----------       ---------
  Total Income..........................     2,504,210       1,990,993         41,534       1,089,826         413,874
                                           -----------     -----------     ----------      ----------       ---------
EXPENSES:
Investment advisory fee (Note 2)........       790,268         189,219         38,857          99,467          34,528
Administration fee (Note 2).............       501,171         140,541         50,318          86,652          66,175
Transfer agent fees.....................       196,024         105,416         48,152          61,956          36,173
Custodian fees (Note 2).................       165,062          48,021         65,207          70,987          92,022
Registration and filing fees............       135,139          24,670         10,262          21,751          50,844
Legal and Audit fees....................       109,328          20,369            622           7,637          16,102
Printing fees...........................       123,533          37,000          6,554          17,715          18,919
Directors' fees and expenses (Note 2)...        45,845          12,896          2,767           6,550           3,866
Distribution and service fees (Note
  3)....................................       749,939          53,749         20,320          75,642         110,978
Other...................................        36,259          18,672          4,838          12,048          31,638
                                           -----------     -----------     ----------      ----------       ---------
  Subtotal..............................     2,852,568         650,553        247,897         460,405         461,245
Fees waived and expenses reimbursed by
  investment adviser (Note 2)...........            --              --        (23,318)        (59,706)       (121,910)
Fees waived by investment services group
  (Note 2)..............................            --              --             --              --         (99,912)
Custody earnings credits (Note 2).......      (151,062)        (15,187)        (6,581)        (21,113)        (32,452)
                                           -----------     -----------     ----------      ----------       ---------
  Total net expenses....................     2,701,506         635,366        217,998         379,586         206,971
                                           -----------     -----------     ----------      ----------       ---------
NET INVESTMENT INCOME/(LOSS)............      (197,296)      1,355,627       (176,464)        710,240         206,903
                                           -----------     -----------     ----------      ----------       ---------

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
  (Notes 1 and 4)
Net realized gain/(loss) on investments
  during the year.......................     6,532,873       4,882,731       (521,431)        164,690          68,351
Net change in unrealized appreciation/
  (depreciation) of investments during
  the year..............................    73,077,142       5,137,046      3,542,332       1,249,044        (979,882)
                                           -----------     -----------     ----------      ----------       ---------
NET REALIZED AND
  UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS........................    79,610,015      10,019,777      3,020,901       1,413,734        (911,531)
                                           -----------     -----------     ----------      ----------       ---------
NET INCREASE/(DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS.......................   $79,412,719     $11,375,404     $2,844,437      $2,123,974       $(704,628)
                                           ===========     ===========     ==========      ==========       =========


------------------------


                    *   Wilshire 5000 Index Portfolio Investment and Institutional
                        Class Shares commenced operations on February 1, 1999.


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   STATEMENTS OF CHANGES IN NET ASSETS
                        YEAR ENDED AUGUST 31, 1999



                                              LARGE           LARGE           SMALL           SMALL          WILSHIRE
                                             COMPANY         COMPANY         COMPANY         COMPANY           5000
                                             GROWTH           VALUE          GROWTH           VALUE           INDEX
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO*
                                          -------------   -------------   -------------   -------------   --------------
Operations:
Net investment income/(loss)............  $   (197,296)    $ 1,355,627     $  (176,464)    $   710,240     $    206,903
Net realized gain/(loss) on investments
  sold during the period................     6,532,873       4,882,731        (521,431)        164,690           68,351
Net change in unrealized appreciation/
  (depreciation) of investments during
  the year..............................    73,077,142       5,137,046       3,542,332       1,249,044         (979,882)
                                          ------------     -----------     -----------     -----------     ------------
Net increase/(decrease) in net assets
  resulting from operations.............    79,412,719      11,375,404       2,844,437       2,123,974         (704,628)
Distributions to shareholders from:
Net investment income:
  Investment Class shares...............       (78,224)       (240,718)             --        (563,601)              --
  Institutional Class shares............       (68,602)       (953,997)             --        (168,589)              --
Net realized gain on investments:
  Investment Class shares...............    (8,196,144)     (1,075,969)       (967,423)     (2,403,358)              --
  Institutional Class shares............    (2,892,762)     (3,805,832)       (319,908)       (681,270)              --
                                          ------------     -----------     -----------     -----------     ------------
Total distributions to shareholders.....   (11,235,732)     (6,076,516)     (1,287,331)     (3,816,818)              --
Capital Stock Transactions:
  Investment Class shares:
    Shares sold.........................   444,634,765      19,005,127      13,663,309      37,447,760      105,115,189
    Shares issued as reinvestment of
      dividends.........................     7,628,136       1,240,843         902,350       2,917,547               --
    Shares redeemed.....................  (130,898,404)    (14,498,859)    (16,327,947)    (30,068,616)      (4,426,805)
                                          ------------     -----------     -----------     -----------     ------------
Total Investment Class shares...........   321,364,497       5,747,111      (1,762,288)     10,296,691      100,688,384
                                          ------------     -----------     -----------     -----------     ------------
  Institutional Class shares:
    Shares sold.........................    33,146,577      16,962,455       1,337,195         897,489          185,274
    Shares issued as reinvestment of
      dividends.........................     2,819,985       4,544,296         319,908         849,860               --
    Shares redeemed.....................   (14,445,359)    (15,092,217)     (1,247,540)       (385,248)              --
                                          ------------     -----------     -----------     -----------     ------------
Total Institutional Class shares........    21,521,203       6,414,534         409,563       1,362,101          185,274
                                          ------------     -----------     -----------     -----------     ------------
Net increase/(decrease) in net assets
  from Capital Stock transactions.......   342,885,700      12,161,645      (1,352,725)     11,658,792      100,873,658
                                          ------------     -----------     -----------     -----------     ------------
Net increase in net assets..............   411,062,687      17,460,533         204,381       9,965,948      100,169,030
                                          ------------     -----------     -----------     -----------     ------------
NET ASSETS:
Beginning of year.......................   116,562,593      59,072,501      13,713,742      28,055,156               --
                                          ------------     -----------     -----------     -----------     ------------
End of year.............................  $527,625,280     $76,533,034     $13,918,123     $38,021,104     $100,169,030
                                          ============     ===========     ===========     ===========     ============
Undistributed net investment
  income/(loss).........................  $         --     $   975,497     $        --     $   498,879     $    206,903
                                          ============     ===========     ===========     ===========     ============


------------------------


                    *   Wilshire 5000 Index Portfolio Investment and Institutional
                        Class Shares commenced operations on February 1, 1999.


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
                            YEAR ENDED AUGUST 31, 1999


                                              LARGE           LARGE           SMALL           SMALL          WILSHIRE
                                             COMPANY         COMPANY         COMPANY         COMPANY           5000
                                             GROWTH           VALUE          GROWTH           VALUE           INDEX
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO*
                                          -------------   -------------   -------------   -------------   --------------
Capital Share Transactions:
Investment Class shares:
  Shares sold...........................    13,030,320         875,186         997,612       2,598,582       10,115,363
  Shares issued as reinvestment of
    dividends...........................       251,825          58,904          68,409         206,753               --
  Shares redeemed.......................    (3,902,339)       (668,024)     (1,218,066)     (2,141,897)        (429,514)
                                          ------------     -----------     -----------     -----------     ------------
Net increase/(decrease) in Investment
  Class shares outstanding..............     9,379,806         266,066        (152,045)        663,438        9,685,849
                                          ============     ===========     ===========     ===========     ============
Institutional Class shares:
  Shares sold...........................       993,094         784,003          37,362          62,991           17,724
  Shares issued as reinvestment of
    dividends...........................        92,856         215,656          24,217          60,257               --
  Shares redeemed.......................      (430,373)       (689,599)        (30,758)        (28,282)              --
                                          ------------     -----------     -----------     -----------     ------------
Net increase in Institutional
  Class shares outstanding..............       655,577         310,060          30,821          94,966           17,724
                                          ============     ===========     ===========     ===========     ============

------------------------


                    *   Wilshire 5000 Index Portfolio Investment and Institutional
                        Class Shares commenced operations on February 1, 1999.


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   STATEMENTS OF CHANGES IN NET ASSETS
                        YEAR ENDED AUGUST 31, 1998


                                                             LARGE           LARGE           SMALL           SMALL
                                                            COMPANY         COMPANY         COMPANY         COMPANY
                                                            GROWTH           VALUE          GROWTH           VALUE
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                         -------------   -------------   -------------   -------------

Operations:
Net investment income/(loss)...........................  $    277,177     $ 1,300,245     $  (207,605)    $   813,564
Net realized gain on investments sold during the
  year.................................................    10,383,182       4,945,729       2,011,078       5,339,727
Net change in unrealized appreciation/(depreciation) of
  investments during the year..........................     6,306,998      (5,647,482)     (6,409,125)     (7,862,127)
                                                         ------------     -----------     -----------     -----------
Net increase/(decrease) in net assets resulting from
  operations...........................................    16,967,357         598,492      (4,605,652)     (1,708,836)

Distributions to Shareholders from:
Net investment income:
  Investment Class shares..............................      (163,981)       (244,804)             --        (419,255)
  Institutional Class shares...........................      (120,133)     (1,003,982)             --        (579,686)
Net realized gain on investments:
  Investment Class shares..............................    (1,534,396)       (771,044)       (587,865)     (2,215,054)
  Institutional Class shares...........................      (966,968)     (3,115,078)       (185,135)     (3,027,827)
                                                         ------------     -----------     -----------     -----------
Total distributions to shareholders....................    (2,785,478)     (5,134,908)       (773,000)     (6,241,822)

Capital Stock Transactions:
  Investment Class shares:
    Shares sold........................................    44,046,821       1,688,056       6,148,503      12,116,142
    Shares issued as reinvestment of dividends.........     1,615,105         959,302         560,583       2,577,679
    Shares redeemed....................................   (44,780,789)     (2,823,410)     (7,711,871)    (13,000,213)
                                                         ------------     -----------     -----------     -----------
Total Investment Class shares..........................       881,137        (176,052)     (1,002,785)      1,693,608
                                                         ------------     -----------     -----------     -----------
  Institutional Class shares:
    Shares sold........................................    18,495,880      15,553,067         845,000              --
    Shares issued as reinvestment of dividends.........     1,059,360       3,921,647         185,135       3,607,512
    Shares redeemed....................................   (33,416,882)    (19,012,941)         (4,836)    (16,005,782)
                                                         ------------     -----------     -----------     -----------
Total Institutional Class shares.......................   (13,861,642)        461,773       1,025,299     (12,398,270)
                                                         ------------     -----------     -----------     -----------
Net increase/(decrease) in net assets from Capital
  Stock transactions...................................   (12,980,505)        285,721          22,514     (10,704,662)
                                                         ------------     -----------     -----------     -----------
Net increase/(decrease) in net assets..................     1,201,374      (4,250,695)     (5,356,138)    (18,655,320)
                                                         ------------     -----------     -----------     -----------

NET ASSETS:
Beginning of year......................................   115,361,219      63,323,196      19,069,880      46,710,476
                                                         ------------     -----------     -----------     -----------
End of year............................................  $116,562,593     $59,072,501     $13,713,742     $28,055,156
                                                         ============     ===========     ===========     ===========
Undistributed net investment income/(loss).............  $    109,340     $   814,585     $        --     $   520,829
                                                         ============     ===========     ===========     ===========

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
                            YEAR ENDED AUGUST 31, 1998


                                                             LARGE           LARGE           SMALL           SMALL
                                                            COMPANY         COMPANY         COMPANY         COMPANY
                                                            GROWTH           VALUE          GROWTH           VALUE
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                         -------------   -------------   -------------   -------------
Capital Share Transactions:
Investment Class Shares:
  Shares sold..........................................     1,552,347          73,722         379,304         712,914
  Shares issued as reinvestment of dividends...........        64,812          46,098          36,213         156,508
  Shares redeemed......................................    (1,562,097)       (125,810)       (467,078)       (768,208)
                                                         ------------     -----------     -----------     -----------
Net increase/(decrease) in Investment
  Class shares outstanding.............................        55,062          (5,990)        (51,561)        101,214
                                                         ============     ===========     ===========     ===========
Institutional Class shares:
  Shares sold..........................................       647,522         696,218          55,136              --
  Shares issued as reinvestment of dividends...........        42,477         188,541          11,960         219,301
  Shares redeemed......................................    (1,101,326)       (909,636)           (342)       (992,911)
                                                         ------------     -----------     -----------     -----------
Net increase/(decrease) in Institutional Class shares
  outstanding..........................................      (411,327)        (24,877)         66,754        (773,610)
                                                         ============     ===========     ===========     ===========

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   LARGE COMPANY GROWTH PORTFOLIO
   FINANCIAL HIGHLIGHTS

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                                                  Investment Class Shares
                                                              ----------------------------------------------------------------
                                                                                   Year Ended August 31,
                                                              ----------------------------------------------------------------
                                                                1999          1998          1997          1996          1995
                                                                ----          ----          ----          ----          ----
Net asset value, beginning of year...................         $  26.09      $ 23.92       $ 19.35       $ 16.34       $ 13.31
                                                              --------      -------       -------       -------       -------
Income from investment operations:
Net investment gain/(loss)...........................            (0.05)        0.04          0.04***       0.07          0.10
Net realized and unrealized gain on investments......            12.30         2.71          7.29          3.45          3.03
                                                              --------      -------       -------       -------       -------
Total from investment operations.....................            12.25         2.75          7.33          3.52          3.13
                                                              --------      -------       -------       -------       -------
Less distributions:
Dividends from net investment income.................            (0.02)       (0.06)        (0.03)        (0.12)        (0.10)
Distributions from capital gains.....................            (1.95)       (0.52)        (2.73)        (0.39)           --
                                                              --------      -------       -------       -------       -------
Total distributions..................................            (1.97)       (0.58)        (2.76)        (0.51)        (0.10)
                                                              --------      -------       -------       -------       -------
Net asset value, end of year.........................         $  36.37      $ 26.09       $ 23.92       $ 19.35       $ 16.34
                                                              ========      =======       =======       =======       =======
Total return (a).....................................            48.46%       11.61%        40.91%        21.90%        23.67%
                                                              ========      =======       =======       =======       =======
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)...................         $454,853      $81,569       $73,480       $19,035       $21,348
Operating expenses including
   reimbursement/waiver/custody earnings credit......             0.90%        0.71%         0.81%         0.93%         0.84%
Operating expenses excluding custody earnings
   credit............................................             0.95%        0.73%         0.91%           --            --
Operating expenses excluding reimbursement/waiver/
   custody earnings credit...........................             0.95%        0.77%         1.09%         0.96%         1.05%
Net investment income including reimbursement/waiver/
   custody earnings credit...........................            (0.11)%       0.16%         0.20%         0.39%         0.94%
Portfolio turnover rate..............................               35%          57%           43%           44%           30%


-------------------------------------------------


*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   LARGE COMPANY GROWTH PORTFOLIO
   FINANCIAL HIGHLIGHTS - (Continued)

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                          Institutional Class Shares
                                                                -----------------------------------------------
                                                                     Year Ended August 31,            Period
                                                                --------------------------------       Ended
                                                                  1999        1998        1997      8/31/96(1)
                                                                  ----        ----        ----      ----------
Net asset value, beginning of period........................    $ 26.12     $ 23.91     $ 19.35       $18.27
                                                                -------     -------     -------       ------
Income from investment operations:
Net investment income.......................................       0.03        0.08        0.05***      0.01
Net realized and unrealized gain on investments.............      12.31        2.72        7.29         1.07
                                                                -------     -------     -------       ------
Total from investment operations............................      12.34        2.80        7.34         1.08
                                                                -------     -------     -------       ------
Less distributions:
Dividends from net investment income........................      (0.04)      (0.07)      (0.05)          --
Distributions from capital gains............................      (1.95)      (0.52)      (2.73)          --
                                                                -------     -------     -------       ------
Total distributions.........................................      (1.99)      (0.59)      (2.78)          --
                                                                -------     -------     -------       ------
Net asset value, end of period..............................    $ 36.47     $ 26.12     $ 23.91       $19.35
                                                                =======     =======     =======       ======
Total return (a)............................................      48.81%      11.78%      40.99%        5.91%**
                                                                =======     =======     =======       ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)........................    $72,773     $34,993     $41,881       $7,763
Operating expenses including reimbursement/waiver/custody
   earnings credit..........................................       0.62%       0.60%       0.78%        0.91%*
Operating expenses excluding custody earnings credit........       0.67%       0.62%       0.87%          --%
Operating expenses excluding reimbursement/waiver/custody
   earnings credit..........................................       0.67%       0.66%       1.06%        0.94%*
Net investment income including reimbursement/waiver/custody
   earnings credit..........................................       0.18%       0.27%       0.23%        0.41%*
Portfolio turnover rate.....................................         35%         57%         43%          44%**


-------------------------------------------------

*                       Annualized.
**                      Non-annualized.
***                     The selected per share data was calculated using the
                        weighted average shares outstanding method for the year.
(1)                     Large Company Growth Portfolio Institutional Class commenced operations on July 15, 1996.
(a)                     Total return represents aggregate total return for the
                        period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   LARGE COMPANY VALUE PORTFOLIO
   FINANCIAL HIGHLIGHTS

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                                                  Investment Class Shares
                                                              ----------------------------------------------------------------
                                                                                   Year Ended August 31,
                                                              ----------------------------------------------------------------
                                                                1999          1998          1997          1996          1995
                                                                ----          ----          ----          ----          ----
Net asset value, beginning of year...................         $  19.29      $ 20.49       $ 17.80       $ 16.02       $ 13.99
                                                              --------      -------       -------       -------       -------
Income from investment operations:
Net investment income................................             0.28         0.38          0.47***       0.85          0.34
Net realized and unrealized gain on investments......             3.32         0.01          5.13          1.91          2.19
                                                              --------      -------       -------       -------       -------
Total from investment operations.....................             3.60         0.39          5.60          2.76          2.53
                                                              --------      -------       -------       -------       -------
Less distributions:
Dividends from net investment income.................            (0.33)       (0.38)        (0.60)        (0.47)        (0.40)
Distributions from capital gains.....................            (1.54)       (1.21)        (2.31)        (0.51)        (0.10)
                                                              --------      -------       -------       -------       -------
Total distributions..................................            (1.87)       (1.59)        (2.91)        (0.98)        (0.50)
                                                              --------      -------       -------       -------       -------
Net asset value, end of year.........................         $  21.02      $ 19.29       $ 20.49       $ 17.80       $ 16.02
                                                              --------      -------       -------       -------       -------
Total return (a).....................................            18.78%        1.34%        34.27%        17.52%        18.97%
                                                              ========      =======       =======       =======       =======
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)...................         $ 19,814      $13,055       $13,989       $17,960       $22,926
Operating expenses including
   reimbursement/waiver/custody earnings credit......             1.04%        0.83%         0.91%         0.89%         0.81%
Operating expenses excluding custody earnings
   credit............................................             1.06%        0.86%         0.96%           --            --
Operating expenses excluding reimbursement/waiver/
   custody earnings credit...........................             1.06%        0.91%         1.18%         0.92%         1.02%
Net investment income including reimbursement/waiver/
   custody earnings credit...........................             1.58%        1.88%         2.51%         3.12%         3.77%
Portfolio turnover rate..............................               57%          56%           65%           56%           58%


-------------------------------------------------

*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a)                      Total return represents aggregate total return for the
                        period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   LARGE COMPANY VALUE PORTFOLIO
   FINANCIAL HIGHLIGHTS - (Continued)

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                  Institutional Class Shares
                                                                     -----------------------------------------------------
                                                                            Year Ended August 31,                Period
                                                                     ------------------------------------         Ended
                                                                       1999          1998          1997        8/31/96(1)
                                                                       ----          ----          ----        ----------
Net asset value, beginning of period........................         $  19.29      $ 20.47       $ 17.80         $ 17.19
                                                                     --------      -------       -------         -------
Income from investment operations:
Net investment income.......................................             0.37         0.41          0.47***         0.07
Net realized and unrealized gain on investments.............             3.28         0.01          5.13            0.54
                                                                     --------      -------       -------         -------
Total from investment operations............................             3.65         0.42          5.60            0.61
                                                                     --------      -------       -------         -------
Less distributions:
Dividends from net investment income........................            (0.36)       (0.39)        (0.62)             --
Distributions from capital gains............................            (1.54)       (1.21)        (2.31)             --
                                                                     --------      -------       -------         -------
Total distributions.........................................            (1.90)       (1.60)        (2.93)             --
                                                                     --------      -------       -------         -------
Net asset value, end of period..............................         $  21.04      $ 19.29       $ 20.47         $ 17.80
                                                                     ========      =======       =======         =======
Total return (a)............................................            19.05%        1.47%        34.26%           3.55%**
                                                                     ========      =======       =======         =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)........................         $ 56,719      $46,017       $49,334         $17,425
Operating expenses including reimbursement/waiver/custody
   earnings credit..........................................             0.77%        0.73%         0.91%           0.87%*
Operating expenses excluding custody earnings credit........             0.79%        0.76%         0.96%             --
Operating expenses excluding reimbursement/waiver/custody
   earnings credit..........................................             0.79%        0.81%         1.18%           0.90%*
Net investment income including reimbursement/waiver/custody
   earnings credit..........................................             1.86%        1.98%         2.51%           3.14%*
Portfolio turnover rate.....................................               57%          56%           65%             56%**

-------------------------------------------------


*                       Annualized.
**                      Non-annualized.
***                     The selected per share data was calculated using the
                        weighted average shares outstanding method for the year.
(1)                     Large Company Value Portfolio Institutional Class Shares
                        commenced operations on July 15, 1996.
(a)                     Total return represents aggregate total return for the
                        period indicated.


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   SMALL COMPANY GROWTH PORTFOLIO
   FINANCIAL HIGHLIGHTS

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                                                   Investment Class Shares
                                                               ----------------------------------------------------------------
                                                                                    Year Ended August 31,
                                                               ----------------------------------------------------------------
                                                                 1999          1998          1997          1996          1995
                                                                 ----          ----          ----          ----          ----
Net asset value, beginning of year....................         $ 11.78       $ 16.61       $ 18.56       $ 18.55       $ 15.39
                                                               -------       -------       -------       -------       -------

Income from investment operations:
Net investment loss...................................           (0.57)        (0.18)        (0.17)***     (0.19)        (0.07)
Net realized and unrealized gain/(loss) on
   investments........................................            3.01         (3.98)         2.38          3.06          3.54
                                                               -------       -------       -------       -------       -------
Total from investment operations......................            2.44         (4.16)         2.21          2.87          3.47
                                                               -------       -------       -------       -------       -------

Less distributions:
Distributions from capital gains......................           (0.88)        (0.67)        (4.16)        (2.86)        (0.31)
                                                               -------       -------       -------       -------       -------
Total distributions...................................           (0.88)        (0.67)        (4.16)        (2.86)        (0.31)
                                                               -------       -------       -------       -------       -------
Net asset value, end of year..........................         $ 13.34       $ 11.78       $ 16.61       $ 18.56       $ 18.55
                                                               =======       =======       =======       =======       =======
Total return (a)......................................           20.79%       (26.02)%       15.16%        17.50%        23.04%
                                                               =======       =======       =======       =======       =======
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)....................         $ 8,907       $ 9,659       $14,471       $18,049       $21,882
Operating expenses including
   reimbursement/waiver/custody earnings credit.......            1.46%         1.26%         1.22%         1.01%         0.95%
Operating expenses excluding custody earnings
   credit.............................................            1.50%         1.28%         1.24%           --            --
Operating expenses excluding
   reimbursement/waiver/custody earnings credit.......            1.65%         1.43%         1.45%         1.05%         1.16%
Net investment income including reimbursement/waiver/
   custody earnings credit............................           (1.20)%       (1.05)%       (1.05)%       (0.78)%       (0.54)%
Portfolio turnover rate...............................             153%           74%          105%           87%          111%


-------------------------------------------------

*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   SMALL COMPANY GROWTH PORTFOLIO
   FINANCIAL HIGHLIGHTS - (Continued)

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                  Institutional Class Shares
                                                                     -----------------------------------------------------
                                                                            Year Ended August 31,                Period
                                                                     ------------------------------------         Ended
                                                                       1999          1998          1997        8/31/96(1)
                                                                       ----          ----          ----        ----------
Net asset value, beginning of period........................         $  11.79      $ 16.61       $ 18.56         $ 16.66
                                                                     --------      -------       -------         -------
Income from investment operations:
Net investment loss.........................................            (0.54)       (0.17)        (0.17)***       (0.02)
Net realized and unrealized gain/(loss) on investments......             3.01        (3.98)         2.38            1.92
                                                                     --------      -------       -------         -------
Total from investment operations............................             2.47        (4.15)         2.21            1.90
                                                                     --------      -------       -------         -------
Less distributions:
Distributions from capital gains............................            (0.88)       (0.67)        (4.16)             --
                                                                     --------      -------       -------         -------
Total distributions.........................................            (0.88)       (0.67)        (4.16)             --
                                                                     --------      -------       -------         -------
Net asset value, end of period..............................         $  13.38      $ 11.79       $ 16.61         $ 18.56
                                                                     ========      =======       =======         =======
Total return (a)............................................            21.04%      (25.95)%       15.14%          11.40%**
                                                                     ========      =======       =======         =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)........................         $  5,011      $ 4,054       $ 4,599         $ 3,577
Operating expenses including reimbursement/waiver/custody
   earnings credit..........................................             1.27%        1.17%         1.22%           0.98%*
Operating expenses excluding custody earnings credit........             1.31%        1.19%         1.24%             --
Operating expenses excluding reimbursement/waiver/custody
   earnings credit..........................................             1.46%        1.34%         1.45%           1.02%*
Net investment loss including reimbursement/waiver/custody
   earnings credit..........................................            (1.01)%      (0.96)%       (1.05)%         (0.75)%*
Portfolio turnover rate.....................................              153%          74%          105%             87%**


-------------------------------------------------


*                       Annualized.
**                      Non-annualized.
***                     The selected per share data was calculated using the
                        weighted average shares outstanding method for the year.
(1)                      Small Company Growth Portfolio Institutional Class Shares
                        commenced operations on July 15, 1996.
(a)                      Total return represents aggregate total return for the
                        period indicated.


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   SMALL COMPANY VALUE PORTFOLIO
   FINANCIAL HIGHLIGHTS

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                            Investment Class Shares
                                                              ----------------------------------------------------
                                                                             Year Ended August 31,
                                                              ----------------------------------------------------
                                                                1999       1998       1997       1996       1995
                                                                ----       ----       ----       ----       ----
Net asset value, beginning of year..........................  $ 13.77    $ 17.25    $ 15.92    $ 15.41    $ 14.32
                                                              -------    -------    -------    -------    -------
Income from investment operations:
Net investment income.......................................     0.09       0.36       0.40***    0.56       0.55
Net realized and unrealized gain/(loss) on investments......     0.79      (1.50)      4.27       0.95       1.06
                                                              -------    -------    -------    -------    -------
Total from investment operations............................     0.88      (1.14)      4.67       1.51       1.61
                                                              -------    -------    -------    -------    -------
Less distributions:
Dividends from net investment income........................    (0.19)     (0.37)     (0.75)     (0.56)     (0.45)
Distributions from capital gains............................    (0.86)     (1.97)     (2.59)     (0.44)     (0.07)
                                                              -------    -------    -------    -------    -------
Total distributions.........................................    (1.05)     (2.34)     (3.34)     (1.00)     (0.52)
                                                              -------    -------    -------    -------    -------
Net asset value, end of year................................  $ 13.60    $ 13.77    $ 17.25    $ 15.92    $ 15.41
                                                              =======    =======    =======    =======    =======
Total return (a)............................................     6.20%     (8.79)%    33.73%     10.01%     11.84%
                                                              =======    =======    =======    =======    =======
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)..........................  $26,395    $17,602    $20,299    $27,329    $25,978
Operating expenses including reimbursement/waiver/custody
   earnings credit..........................................     1.02%      0.83%      0.86%      0.88%      0.69%
Operating expenses excluding custody earnings credit........     1.08%      0.85%      0.90%        --         --
Operating expenses excluding reimbursement/waiver/custody
   earnings credit..........................................     1.23%      1.00%      1.15%      0.92%      0.91%
Net investment income including reimbursement/waiver/custody
   earnings credit..........................................     1.71%      1.61%      2.58%      3.13%      4.12%
Portfolio turnover rate.....................................      113%        74%       105%        81%        86%

-------------------------------------------------

*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   SMALL COMPANY VALUE PORTFOLIO
   FINANCIAL HIGHLIGHTS - (Continued)

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                       Institutional Class Shares
                                                              --------------------------------------------
                                                                  Year Ended August 31,          Period
                                                              ------------------------------      Ended
                                                                1999       1998       1997     8/31/96(1)
                                                                ----       ----       ----     ----------
Net asset value, beginning of period........................  $ 13.76    $ 17.23    $ 15.92      $15.45
                                                              -------    -------    -------      ------
Income from investment operations:
Net investment income.......................................     0.14       0.38       0.40***     0.06
Net realized and unrealized gain/(loss) on investments......     0.77      (1.50)      4.27        0.41
                                                              -------    -------    -------      ------
Total from investment operations............................     0.91      (1.12)      4.67        0.47
                                                              -------    -------    -------      ------
Less distributions:
Dividends from net investment income........................    (0.20)     (0.38)     (0.77)         --
Distributions from capital gains............................    (0.86)     (1.97)     (2.59)         --
                                                              =======    =======    =======      ======
Total distributions.........................................    (1.06)     (2.35)     (3.36)         --
                                                              -------    -------    -------      ------
Net asset value, end of period..............................  $ 13.61    $ 13.76    $ 17.23      $15.92
                                                              =======    =======    =======      ======
Total return (a)............................................     6.43%     (8.72)%    33.74%       3.04%**
                                                              =======    =======    =======      ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)........................  $11,627    $10,454    $26,412      $7,335
Operating expenses including reimbursement/waiver/custody
   earnings credit..........................................     0.79%      0.74%      0.86%       0.85%*
Operating expenses excluding custody earnings credit........     0.85%      0.76%      0.90%         --
Operating expenses excluding reimbursement/waiver/custody
   earnings credit..........................................     1.00%      0.91%      1.15%       0.89%*
Net investment income including reimbursement/waiver/custody
   earnings credit..........................................     1.94%      1.70%      2.58%       3.16%*
Portfolio turnover rate.....................................      113%        74%       105%         81%**

-------------------------------------------------


*                       Annualized.
**                      Non-annualized.
***                     The selected per share data was calculated using the
                        weighted average shares outstanding method for the year.
(1)                     Small Company Value Portfolio Institutional Class Shares
                        commenced operations on July 15, 1996.
(a)                     Total return represents aggregate total return for the
                        period indicated.


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO
   FINANCIAL HIGHLIGHTS

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                      Investment Class Shares
                                                      -----------------------
                                                              Period
                                                               Ended
                                                            8/31/99(1)
                                                            ----------
Net asset value, beginning of period................          $ 10.00
                                                              -------
Income from investment operations:
Net investment income...............................             0.02
Net realized and unrealized gain on investments.....             0.30
                                                              -------
Total from investment operations....................             0.32
                                                              -------
Net asset value, end of period......................          $ 10.32
                                                              =======
Total return (a)....................................             3.20%**
                                                              =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................          $99,986
Operating expenses including
   reimbursement/waiver/custody
   earnings credit..................................             0.60%*
Operating expenses excluding custody
   earnings credit..................................             0.69%*
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit..................................             1.33%*
Net investment income including
   reimbursement/waiver/custody earnings credit.....             0.60%*
Portfolio turnover rate.............................                4%**


-------------------------------------------------


*                       Annualized
**                      Non-annualized.
(1)                     The Wilshire 5000 Index Portfolio Investment Class Shares
                        commenced operations on February 1, 1999.
(a)                     Total return represents aggregate total return for the
                        period indicated.


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO
   FINANCIAL HIGHLIGHTS - (Continued)

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                      Institutional Class Shares
                                                      --------------------------
                                                                Period
                                                                Ended
                                                              8/31/99(1)
                                                              ----------
Net asset value, beginning of period................            $ 10.00
                                                                -------
Income from investment operations:
Net investment income...............................               0.03
Net realized and unrealized gain on investments.....               0.30
                                                                -------
Total from investment operations....................               0.33
                                                                -------
Net asset value, end of period......................            $ 10.33
                                                                =======
Total return (a)....................................               3.30%**
                                                                =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................            $   183
Operating expenses including
   reimbursement/waiver/custody
   earnings credit..................................               0.35%*
Operating expenses excluding custody
   earnings credit..................................               0.48%*
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit..................................               1.32%*
Net investment income including
   reimbursement/waiver/custody earnings credit.....               1.20%*
Portfolio turnover rate.............................                  4%**


-------------------------------------------------


*                       Annualized
**                      Non-annualized.
(1)                     The Wilshire 5000 Index Portfolio Institutional
                        Class Shares commenced operations on February 1, 1999.
(a)                     Total return represents aggregate total return for the
                        period indicated.


                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS

1.      Significant Accounting Policies.


        Wilshire Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Fund operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio (the "Portfolios"). The Wilshire 5000 Index Portfolio (the "5000 Portfolio") commenced operations on February 1, 1999. The Fund accounts separately for the assets, liabilities and operations of each series.



Each of the Portfolios offers Investment and Institutional Class shares (the "shares"), each of which has equal rights as to Class and voting privileges. The Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.


The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments is recognized on the accrual basis.


EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

   WILSHIRE TARGET FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS - (Continued)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.


FEDERAL INCOME TAXES: The Fund intends to qualify each Portfolio each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.


2.      Investment Advisory Fee, Administration Fee and Other Transactions.


        The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Wilshire Associates Incorporated ("Wilshire"). Under the terms of the Advisory Agreement dated July 11, 1996, the Fund has agreed to pay Wilshire a fee, computed daily and paid monthly, at the annual rate of .25 of 1% of the value of the average daily net assets of the Large Company Growth, Large Company Value, Small Company Value and Small Company Growth Portfolios.



Wilshire voluntarily has undertaken to waive .15 of 1% of the average daily net asset otherwise payable under the Advisory Agreement with respect to the Small Company Growth and Small Company Value Portfolios. Prior to December 31, 1997, Wilshire voluntarily waived .15 of 1% of the average daily net assets for the Large Company Growth and Large Company Value Portfolios. The voluntary waiver may be terminated at any time by Wilshire by notice to the Directors of the Fund.



With respect to the Wilshire 5000 Index Portfolio (the "5000 Portfolio"), the Portfolio has entered into an investment advisory agreement (the "5000 Advisory Agreement") with Wilshire. Under the terms of the 5000 Advisory Agreement, the Portfolio has agreed to pay Wilshire a fee computed daily and paid monthly at the annual rate of .10% of the value of the Portfolio's average daily net assets. However, Wilshire has agreed to waive advisory fees until at least December 31, 1999, and reimburse other expenses with respect to the extent necessary to maintain the Portfolio's expense ratio (other than Rule 12b-1 fees) at 0.35% of the Portfolio's daily net assets until at least September 30, 2000.


For the year ended August 31, 1999, Wilshire voluntarily waived fees and reimbursed other expenses as follows:

FUND
----
Small Company Growth Portfolio...............    $ 23,318
Small Company Value Portfolio................      59,706
Wilshire 5000 Index Portfolio................     121,910

   WILSHIRE TARGET FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS - (Continued)


First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, serves as the Fund's administrator pursuant to a services agreement (the "Services Agreement"). Under the terms of the Services Agreement, the Fund has agreed to pay Investor Services Group an administration fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion in aggregate assets, and .08 of 1% of the Fund's monthly average net assets on the excess net assets. In addition, the Fund has agreed to pay Investor Services Group an annual fee of $25,000 per each Portfolio and $2,000 for each additional class.



With respect to the Wilshire 5000 Index Portfolio, Investor Services Group has agreed to waive certain administration and accounting asset fees, transfer agent and fund accounting flat fees for a period of three years.


For the year ended August 31, 1999, Investor Services Group voluntarily waived fees as follows:

Administration and Accounting.................    $66,175
Transfer Agency...............................     24,165
Pricing.......................................      9,572

The Northern Trust Company serves as the Fund's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations. Each Portfolio incurred overdraft charges. For the year ended August 31, 1999, the charges were as follows: Large Company Growth, $11,512; Large Company Value, $3,701; Small Company Growth, $8,859; Small Company Value, $9,525; Wilshire 5000 Index, $275.

No officer, director or employee of Wilshire, Investor Services Group, or any affiliate thereof, receives any compensation from the Fund for serving as Director or officer of the Fund. The Fund pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Fund also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

3.      Service and Distribution Plan.


        The Directors of the Fund, the Investment Class shareholders of each Portfolio and the Qualified Class shareholders of the 5000 Portfolio have adopted service and distribution plans pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class shares of each Portfolio and the Qualified Class Shares of the 5000 Portfolio. Under the Plans, the Fund reimburses First Data Distributors, Inc. ("FDDI"), the Fund's distributor, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class shares or Qualified Class shares. For the year ended August 31, 1999, the distribution and service fees expenses incurred for Large Company Growth Portfolio, Large Company Value

   WILSHIRE TARGET FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS - (Continued)


Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were .25%, .25%, .16%, .25% and .25% of average net assets, respectively.



In addition, Investment Class and Institutional Class shares will pay the expenses associated with their different shareholder servicing arrangements, provided that payment of such fees to any shareholder service provider shall not exceed in any year .10% of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider. For the year ended August 3, 1999, the shareholder service provider fees incurred for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were .05%, .06%,
 .03%, .06% and .07% of attributable average net assets, respectively.



The Directors of the Fund, the Horace Mann Class shareholders of the 5000 Portfolio have adopted a service and distribution plan pursuant to Rule 12b-1, with respect to the Horace Mann Class shares of the 5000 Portfolio. Under such Plan, the Fund pays FDDI a fee equal to .35 of 1% of the value of the average daily net assets of the 5000 Portfolio attributable to the Horace Mann Class shares. No payments were made during the fiscal year ended August 31, 1999 pursuant to such plan, as the Class has not commenced operations as of such date.


4.      Securities Transactions.

        For the year ended August 31, 1999 aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

FUND                                      PURCHASES         SALES
----                                     ------------    ------------
Large Company Growth Portfolio.......    $438,343,812    $108,701,589
Large Company Value Portfolio........      50,126,363      42,606,713
Small Company Growth Portfolio.......      23,255,185      26,222,655
Small Company Value Portfolio........      52,827,350      44,178,025
Wilshire 5000 Index Portfolio........     103,775,490       2,803,368

The aggregate gross unrealized appreciation and depreciation, as computed on a federal income tax basis, at August 31, 1999 for each Portfolio is as follows:


                                          UNREALIZED      UNREALIZED
FUND                                     APPRECIATION    DEPRECIATION
----                                     ------------    ------------
Large Company Growth Portfolio.......    $111,734,471     $9,241,691
Large Company Value Portfolio........      13,228,178      3,369,060
Small Company Growth Portfolio.......       2,108,317      1,422,168
Small Company Value Portfolio........       3,744,052      2,490,481
Wilshire 5000 Index Portfolio........       5,973,077      6,953,061

   WILSHIRE TARGET FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS - (Continued)

5.      Significant Shareholder Activity.


        At August 31, 1999, a significant shareholder owned of record approximately the following percentage of total outstanding Institutional Class shares of each of the Portfolios:



FUND
----
Large Company Growth Portfolio..................     21%
Large Company Value Portfolio...................     32%
Small Company Growth Portfolio..................     98%
Small Company Value Portfolio...................     96%



6.      Capital Loss Carryforward.



        As of August 31, 1999, the Fund had available for federal tax purposes unused capital loss carryforwards as follows:



                                                         EXPIRING IN 2007
                                                         -----------------
Wilshire Small Company Growth Portfolio..............         $7,758

   WILSHIRE TARGET FUNDS, INC.
   REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Wilshire Target Funds, Inc.:


    In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Wilshire Target Funds, Inc. (comprised of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and Wilshire 5000 Index Portfolio) (the "Funds") at August 31, 1999, the results of each of their operations for the year or period then ended, the changes in each of its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Philadelphia, PA
October 8, 1999

   WILSHIRE TARGET FUNDS, INC.
   TAX INFORMATION
   (UNAUDITED)



Long-Term Capital Gains



The amounts of long-term capital gains paid for the fiscal year ended August 31, 1999 were as follows:



FUND                                                     TOTAL
----                                                   ----------
Large Company Growth Portfolio.....................    $7,462,224
Large Company Value Portfolio......................     3,724,088
Small Company Growth Portfolio.....................     1,135,088
Small Company Value Portfolio......................     3,084,629



Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:



FUND                                                  PERCENTAGE
----                                                  -----------
Large Company Growth Portfolio....................      66.32%
Large Company Value Portfolio.....................      84.60%
Small Company Growth Portfolio....................      27.25%
Small Company Value Portfolio.....................      99.30%
Wilshire 5000 Index Portfolio.....................       0.00%

   [LOGO]
W I L S H I R E
------------------
TARGET FUNDS, INC.
------------------
P.O. Box 60488
King of Prussia, Pennsylvania 19406-0488

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